UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 64.2%
Argentina – 1.7%
Republic of Argentina (NR/NR)
EUR	160,000	0.000	%(a)	12/15/35	$ 17,089
	15,137	7.820		12/31/33	16,478
	$80,000	2.500	(b)	12/31/38	38,300
	176,657	8.280		12/31/33	147,385
	3,230,000	1.000	(a)	12/15/35	261,630

					480,882

Brazil – 4.5%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(c)
BRL	243,000	0.000		01/01/15	104,179
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	154,095	6.000		08/15/22	70,194
	1,308,000	10.000		01/01/23	530,372
	848,746	6.000		08/15/50	376,028
Federal Republic of Brazil (BBB-/Baa2)
	$200,000	4.250		01/07/25	202,500

					1,283,273

Colombia – 2.9%
Republic of Colombia (BBB+/NR)
COP	69,200,000	8.000		10/28/15	38,229
	998,800,000	7.000		05/04/22	545,860
	13,700,000	7.500		08/26/26	7,621
	467,000,000	6.000		04/28/28	225,310

					817,020

Costa Rica – 0.3%
Republic of Costa Rica (BB/Baa3)
	$70,000	9.995		08/01/20	89,600

Croatia – 1.8%
Republic of Croatia (BB/Ba1)
	470,000	6.250		04/27/17	507,012

Dominican Republic – 1.3%
Dominican Republic (NR/NR)
DOP	300,000	18.500		02/04/28	8,822
	5,700,000	14.500		02/10/23	148,499
Dominican Republic (B+/B1)(d)
	$100,000	6.600		01/28/24	108,500
	100,000	7.450		04/30/44	106,500

					372,321

El Salvador – 0.1%
El Salvador Government International Bond (BB-/Ba3)
	10,000	7.650		06/15/35	10,700
	10,000	7.650	(d)	06/15/35	10,700

					21,400

Gabon – 0.4%
Republic of Gabon (BB-/NR)
	100,000	8.200		12/12/17	114,350

Greece(a) – 0.1%
Hellenic Republic Government Bond (NR/NR)
EUR	20,000	1.015		08/10/14	27,002

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Honduras(d) – 0.8%
Republic of Honduras (B/B3)
	$200,000	8.750%		12/16/20	$ 220,000

Hungary – 1.1%
Hungary Government Bond (BB/NR)
HUF	19,500,000	5.500		06/24/25	94,021
Hungary Government Bond (BB/Ba1)
	3,920,000	6.500		06/24/19	19,771
	23,740,000	7.000		06/24/22	125,006
	1,950,000	6.000		11/24/23	9,747
	$50,000	4.000		03/25/19	51,462
	10,000	7.625		03/29/41	12,806

					312,813

Indonesia – 2.3%
Indonesia Government Bond (NR/Baa3)
IDR	1,000,000,000	5.625		05/15/23	70,645
	2,343,000,000	6.125		05/15/28	158,111
Republic of Indonesia (BB+/Baa3)
	$140,000	5.875		03/13/20	155,400
	240,000	5.875	(d)	01/15/24	264,300

					648,456

Lithuania – 0.4%
Republic of Lithuania (A-/Baa1)
	100,000	7.375		02/11/20	122,000

Malaysia – 3.8%
Malaysia Government Bond (NR/NR)
MYR	50,000	3.418		08/15/22	14,914
	110,000	3.480		03/15/23	32,839
	160,000	3.889		07/31/20	49,770
	1,000,000	4.181		07/15/24	314,715
	10,000	4.048		09/30/21	3,135
Malaysia Government Bond (NR/A3)
	120,000	4.160		07/15/21	37,783
Malaysia Government Bond (NR/NR)
	290,000	3.654		10/31/19	89,944
Federation of Malaysia (NR/NR)(c)
	1,730,000	0.000		01/20/15	529,565

					1,072,665

Mexico – 9.7%
United Mexican States (NR/NR)(c)
MXN	5,729,630	0.000		10/16/14	437,864
	7,104,250	0.000		12/11/14	540,327
	366,740	0.000		12/24/14	27,858
	501,710	0.000		09/25/14	38,411
United Mexican States (A/A3)
	3,772,800	10.000		11/20/36	405,747
	385,700	7.250		12/15/16	32,264
	807,600	8.500		11/18/38	75,955
	1,236,600	7.750		12/14/17	106,687
	66,100	8.500		05/31/29	6,241
	1,729,100	8.000		12/07/23	156,106
	202,700	7.500		06/03/27	17,757
	1,263,279	5.000		06/16/16	106,876
	167,274	3.500		12/14/17	14,149
	1,932,600	8.500		12/13/18	172,791

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (BBB+/A3)
	$220,000	3.625%	03/15/22	$ 228,140
United Mexican States (NR/A3)
MXN	5,142,500	4.750	06/14/18	401,062

				2,768,235

Mozambique – 0.8%
Republic of Mozambique (NR/B1)
	$220,000	6.305	09/11/20	221,100

Nigeria – 0.7%
Nigeria Government Bond(c)
NGN	8,120,000	0.000	09/04/14	48,858
	11,820,000	0.000	05/07/15	66,290
	4,850,000	0.000	06/04/15	26,910
Nigeria Government Bond (NR/NR)
	6,490,000	16.000	06/29/19	46,559

				188,617

Pakistan(d) – 0.7%
Islamic Republic of Pakistan (B-/Caa1)
	$200,000	8.250	04/15/24	205,750

Panama – 0.8%
Panama Notas del Tesoro (NR/NR)
	30,000	4.875	02/05/21	31,500
Republic of Panama (BBB/Baa2)
	100,000	7.125	01/29/26	126,000
	50,000	8.875	09/30/27	71,250

				228,750

Paraguay – 0.7%
Republic of Paraguay (BB/Ba2)
	200,000	4.625	01/25/23	204,000

Peru – 1.1%
Republic of Peru (A-/Baa2)
PEN	4,000	6.900	08/12/37	1,491
	4,000	8.200	08/12/26	1,744
Republic of Peru (NR/NR)
	357,000	5.200	09/12/23	126,465
Republic of Peru (NR/Baa2)
	1,000	6.950	08/12/31	384
Republic of Peru (BBB+/Baa2)
	$170,000	8.375	05/03/16	192,440

				322,524

Philippines – 0.9%
Republic of Philippines (BBB/Baa3)
PHP	5,000,000	4.950	01/15/21	120,848
	$110,000	6.375	10/23/34	138,187

				259,035

Poland – 1.3%
Poland Government Bond (A/A2)
PLN	160,000	5.500	10/25/19	58,873
	240,000	5.250	10/25/20	88,235
	88,000	5.750	10/25/21	33,533
	270,000	5.750	09/23/22	103,798
	210,000	4.000	10/25/23	71,995

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Poland – (continued)
Poland Government Bond (A/NR)
PLN	80,000	3.250%	07/25/25	$ 25,471

				381,905

Romania – 2.5%
Republic of Romania (BBB-/Baa3)
EUR	50,000	6.500	06/18/18	80,648
	30,000	3.625	04/24/24	43,065
	40,000	4.625	09/18/20	61,529
	190,000	4.875	11/07/19	294,978
Republic of Romania (NR/NR)
RON	200,000	4.750	06/24/19	66,258
	250,000	5.900	07/26/17	84,674
Republic of Romania (BBB-/NR)
	250,000	5.950	06/11/21	87,438

				718,590

Russia – 5.1%
Russian Federation Bond (BBB-/Baa1)
	$200,000	4.500	04/04/22	205,000
Russian Federation Bond (BBB/Baa1)
RUB	280,000	7.600	04/14/21	8,009
	3,860,000	8.150	02/03/27	111,568
	4,610,000	7.600	07/20/22	130,850
	5,860,000	7.000	08/16/23	159,371
Russian Federation Bond (NR/Baa1)
	16,750,000	7.050	01/19/28	439,030
	14,410,000	7.000	01/25/23	393,500

				1,447,328

Serbia(d) – 0.7%
Republic of Serbia (BB-/B1)
	$200,000	5.875	12/03/18	212,760

South Africa – 4.3%
Republic of South Africa (NR/NR)
ZAR	820,000	7.750	02/28/23	75,073
	590,000	8.750	02/28/48	53,458
	2,830,000	8.000	01/31/30	247,643
Republic of South Africa (BBB+/Baa1)
	340,000	8.000	12/21/18	32,476
	1,362,000	7.250	01/15/20	124,931
Republic of South Africa (NR/Baa1)
	6,110,000	6.750	03/31/21	538,259
Republic of South Africa (BBB-/Baa1)
	$150,000	5.875	05/30/22	166,875

				1,238,715

Sri Lanka(d) – 0.7%
Republic of Sri Lanka (B+/B1)
	200,000	6.000	01/14/19	210,750

Thailand – 3.3%
Thailand Government Bond (A-/Baa1)
THB	3,005,884	1.200	07/14/21	89,325
	7,515,000	3.650	12/17/21	232,439
	4,980,000	3.625	06/16/23	152,217
	5,730,000	3.875	06/13/19	182,197

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Thailand – (continued)
Thailand Government Bond (NR/Baa1)
THB	9,010,000	3.450%	03/08/19	$ 279,841
	103,023	1.250	03/12/28	2,830

				938,849

Turkey – 6.1%
Republic of Turkey (NR/Baa3)
	$100,000	5.625	03/30/21	108,875
	200,000	5.750	03/22/24	218,000
Turkey Government Bond (NR/NR)
TRY	525,000	6.500	01/07/15	245,513
	305,000	5.000	05/13/15	139,968
	150,000	9.000	03/08/17	72,077
	450,000	8.300	06/20/18	212,144
	550,000	8.800	11/14/18	263,694
	50,000	10.400	03/27/19	25,400
	390,000	9.500	01/12/22	191,633
	110,000	8.500	09/14/22	50,840
	345,000	7.100	03/08/23	146,681
	170,000	8.800	09/27/23	80,190

				1,755,015

Ukraine – 0.8%
Ukraine Government Bond (CCC/Caa3)
	$150,000	6.580	11/21/16	144,000
	100,000	6.750	11/14/17	95,000

				239,000

Uruguay – 1.0%
Republic of Uruguay (BBB-/Baa2)
	270,911	4.500	08/14/24	287,166

Venezuela – 0.7%
Republic of Venezuela (B-/Caa1)
	110,000	7.750	10/13/19	94,600
	10,000	12.750	08/23/22	10,200
	20,000	8.250	10/13/24	15,950
	79,000	9.250	09/15/27	67,545
	10,000	9.250	05/07/28	8,350

				196,645

Zambia(d) – 0.8%
Republic of Zambia (B+/NR)
	200,000	8.500	04/14/24	222,000

TOTAL SOVEREIGN DEBT OBLIGATIONS				$18,335,528

Corporate Obligations – 26.7%
Brazil – 1.4%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	$200,000	7.375%	02/02/22	$ 213,262
Brazil Minas SPE via State of Minas Gerais (BBB-/NR)
	200,000	5.333	02/15/28	201,500

				414,762

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
British Virgin Islands – 0.4%
Arcos Dorados Holdings, Inc. (NR/Ba2)
	$100,000	6.625%	09/27/23	$ 104,750

Canada – 1.1%
Pacific Rubiales Energy Corp. (BB+/Ba2)(d)(e)
	100,000	5.375	01/26/19	104,000
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
	200,000	6.350	06/12/42	225,074

				329,074

Chile – 2.1%
AES Gener SA (BBB-/Baa3)
	160,000	5.250	08/15/21	169,200
Empresa Nacional de Electricidad SA (BBB+/Baa2)(e)
	30,000	4.250	04/15/24	30,150
ENTEL Chile SA (BBB+/Baa2)(d)
	210,000	4.875	10/30/24	218,400
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
	200,000	3.625	04/03/23	186,500

				604,250

Colombia – 1.3%
Bancolombia SA (NR/Baa2)
	100,000	5.950	06/03/21	109,950
Ecopetrol SA (BBB/Baa2)
	30,000	7.375	09/18/43	37,017
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(e)
	200,000	5.700	03/20/22	215,000

				361,967

Costa Rica(d) – 0.7%
Banco Nacional de Costa Rica (NR/Baa3)
	200,000	6.250	11/01/23	204,400

Dominican Republic(e) – 0.7%
Aeropuertos Dominicanos Siglo XXI SA (B+/Ba3)
	200,000	9.250	11/13/19	191,000

Hong Kong – 2.8%
China Unicom Ltd. (NR/NR)
CNH	1,000,000	4.000	04/16/17	161,125
CITIC Pacific Ltd. (BB/Ba2)
	$400,000	6.375	04/10/20	446,500
Sinopec Group Overseas Development 2013 Ltd. (A+/Aa3)(d)
	200,000	4.375	10/17/23	206,939

				814,564

Ireland – 0.8%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	200,000	7.748	02/02/21	218,250

Israel(d) – 0.7%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	100,000	2.803	12/30/16	100,375
	100,000	3.839	12/30/18	100,875

				201,250

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ivory Coast(d) – 1.1%
Agromercantil Senior Trust (BB/NR)
	$100,000	6.250%		04/10/19	$ 104,504
Comunicaciones Celulares SA (NR/Ba1)(e)
	200,000	6.875		02/06/24	215,500

					320,004

Jamaica(d)(e) – 0.8%
Digicel Group Ltd. (NR/Caa1)
	200,000	8.250		09/30/20	218,500

Kazakhstan – 1.0%
KazMunayGas National Co. (BBB-/Baa3)
	270,000	11.750		01/23/15	285,187

Luxembourg(d)(e) – 1.3%
Offshore Drilling Holding SA (BB/NR)
	200,000	8.375		09/20/20	220,500
Wind Acquisition Finance SA (BB/Ba3)
EUR	110,000	4.000		07/15/20	150,262

					370,762

Mexico – 1.1%
America Movil SAB de CV (A-/A2)
MXN	2,000,000	6.000		06/09/19	157,244
Petroleos Mexicanos (BBB+/A3)
	$20,000	3.500		07/18/18	21,020
	18,000	6.000		03/05/20	20,592
	90,000	6.375	(d)	01/23/45	103,680

					302,536

Netherlands – 1.5%
Listrindo Capital BV (BB-/Ba2)(e)
	200,000	6.950		02/21/19	215,500
Lukoil International Finance BV (BBB-/Baa2)
	200,000	6.125		11/09/20	214,000
Petrobras Global Finance BV (BBB-/Baa1)
	10,000	4.875		03/17/20	10,271

					439,771

Paraguay(d) – 0.6%
Banco Regional SAECA (BB-/Ba2)
	150,000	8.125		01/24/19	163,500

Peru – 2.2%
Abengoa Transmision Sur SA (BBB-/NR)(d)
	200,000	6.875		04/30/43	219,500
Corp Lindley S.A. (BB+/NR)
	300,000	6.750		11/23/21	331,500
SAN Miguel Industrias Pet SA (NR/Ba2)(d)(e)
	60,000	7.750		11/06/20	64,200

					615,200

Philippines – 0.4%
Energy Development Corp. (NR/NR)
	100,000	6.500		01/20/21	108,000

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Singapore(e) – 0.1%
Olam International Ltd. (NR/NR)
	$30,000	6.750%	01/29/18	$ 31,350

Thailand(a)(d)(e) – 0.7%
PTT Exploration & Production PCL (BBB-/Baa3)
	200,000	4.875	06/18/49	201,500

United Arab Emirates – 2.4%
Dolphin Energy Ltd. (NR/A1)
	400,000	5.500	12/15/21	454,040
Ruwais Power Co. PJSC (A-/A3)(d)
	200,000	6.000	08/31/36	222,000

				676,040

United States(d) – 1.3%
Brazil Loan Trust 1 (BBB-/NR)
	150,000	5.477	07/24/23	155,400
Cemex Finance LLC (B+/NR)(e)
EUR	100,000	5.250	04/01/21	143,605
YPF SA (NR/Caa1)
	$40,000	8.875	12/19/18	42,300
	30,000	8.750	04/04/24	31,200

				372,505

Venezuela – 0.2%
Petroleos de Venezuela SA (NR/NR)
	20,000	12.750	02/17/22	19,930
Petroleos de Venezuela SA (B-/NR)
	10,000	6.000	11/15/26	6,400
Petroleos de Venezuela SA (NR/Caa1)
	46,000	9.750	05/17/35	37,548

				63,878

TOTAL CORPORATE OBLIGATIONS				$ 7,613,000

Structured Notes(d) – 1.5%
Indonesia – 1.5%
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
IDR	2,200,000,000	8.250%	06/17/32	$ 175,833
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
	1,043,000,000	8.375	03/19/24	88,948
	1,000,000,000	8.375	03/19/24	85,280
	1,005,000,000	9.000	03/19/29	87,318

TOTAL STRUCTURED NOTES				$ 437,379

Municipal Debt Obligations – 1.5%
Puerto Rico – 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (BB+/Ba3)
	$10,000	6.000%	07/01/44	$ 7,052
Puerto Rico Commonwealth GO Bonds For Public Improvement Series 2012 A (BB+/Ba2)
	10,000	5.125	07/01/37	6,974

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A (BB+/Ba2)
$15,000	5.500%	07/01/39	$ 10,543
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB+/Ba2)
385,000	8.000	07/01/35	338,843
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (A+/Baa2)
15,000	0.000 (c)	08/01/32	11,981
5,000	5.750	08/01/37	4,079
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (A+/Baa2)
10,000	5.500	08/01/37	7,949
10,000	5.500	08/01/42	7,804
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (A+/Baa2)
5,000	5.500	08/01/28	4,335
35,000	6.125	08/01/29	32,265

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 431,825

U.S. Treasury Obligation – 0.8%
United States Treasury Bond
$200,000	3.750%	11/15/43	$ 216,020

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$27,033,752

Short-term Investment(f) – 6.3%
Repurchase Agreement – 6.3%
Joint Repurchase Agreement Account II
$1,800,000	0.102%	07/01/14	$ 1,800,000

TOTAL INVESTMENTS – 101.0%			$28,833,752

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%			(280,573)

NET ASSETS – 100.0%			$28,553,179

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,189,779, which represents approximately 18.2% of net assets as of June 30, 2014.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	COP/USD	07/18/14	$57,083	$83
	ILS/USD	09/17/14	132,688	1,328
	INR/USD	09/05/14	133,260	2
	JPY/USD	09/17/14	144,566	566
	USD/INR	07/02/14	134,476	112
Barclays Bank PLC	CNH/USD	09/17/14	716,555	2,555
	EUR/USD	09/17/14	71,225	551
	HUF/USD	09/17/14	60,333	255
	INR/USD	09/23/14	211,348	660
	MYR/USD	08/05/14	116,689	627
	USD/HUF	09/17/14	33,983	17
BNP Paribas SA	EUR/USD	09/17/14	72,594	842
	MYR/USD	07/25/14	244,332	5,440
	PLN/USD	09/17/14	367,757	110
Citibank NA (London)	CNH/USD	09/05/14	143,460	1,151
	EUR/USD	09/17/14	145,189	1,495
	INR/USD	07/21/14	71,279	279
	INR/USD	09/23/14	131,245	77
	INR/USD	09/26/14	133,420	324
Credit Suisse International (London)	COP/USD	07/18/14	150,466	2,466
	PEN/USD	07/18/14	19,007	7
	PLN/USD	09/17/14	372,283	715
	RUB/USD	07/09/14	143,048	3,048
	RUB/USD	07/21/14	145,559	3,559
	USD/RUB	07/09/14	71,619	381
Deutsche Bank AG (London)	BRL/USD	07/18/14	274,963	7,193
	CNH/USD	09/05/14	185,416	1,416
	CNH/USD	09/17/14	287,395	395
	IDR/USD	07/25/14	48,527	361
	MYR/USD	08/18/14	125,948	176
	THB/USD	07/14/14	110,623	164
	USD/IDR	07/25/14	46,602	398
	USD/TRY	09/17/14	9,861	139
	USD/ZAR	09/17/14	33,943	34
HSBC Bank PLC	BRL/USD	07/07/14	71,844	2,844
	CNH/USD	07/11/14	283,640	2,577
	INR/USD	09/26/14	133,181	421
	KRW/USD	07/25/14	35,494	494
	MXN/USD	09/17/14	12,795	27
	MYR/USD	07/25/14	247,508	3,678
	TRY/USD	09/17/14	167,755	1,006
	USD/RUB	07/21/14	205,761	596
	USD/TRY	09/17/14	142,554	446
JPMorgan Chase Bank (London)	INR/USD	07/17/14	63,257	257
	JPY/USD	09/17/14	72,043	43
	USD/TRY	09/17/14	43,664	85
	ZAR/USD	09/17/14	505,740	6,538
Merrill Lynch International Bank Ltd.	MXN/USD	09/17/14	164,208	964
	MYR/USD	07/25/14	522,956	9,630
	TRY/USD	09/17/14	114,432	699
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	286,838	9,397
	BRL/USD	07/23/14	72,549	1,549
	CNH/USD	08/11/14	146,271	1,249

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co. International PLC (continued)	EUR/USD	09/17/14	$72,594	$802
	USD/BRL	07/28/14	71,905	95
	USD/TRY	09/17/14	25,779	359
Royal Bank of Canada	BRL/USD	07/03/14	70,585	1,585
	BRL/USD	07/07/14	301,584	9,884
	USD/BRL	07/09/14	68,758	142
	USD/BRL	08/04/14	97,470	530
Royal Bank of Scotland PLC	INR/USD	08/08/14	268,018	995
	USD/TRY	09/17/14	139,353	247
Standard Chartered Bank	BRL/USD	07/18/14	108,534	2,060
	KRW/USD	07/25/14	18,725	316
	MYR/USD	07/14/14	126,279	1,766
	NGN/USD	09/16/14	66,610	614
	PEN/USD	07/18/14	33,161	192
State Street Bank and Trust	RON/USD	09/17/14	30,425	302
UBS AG (London)	BRL/USD	07/07/14	69,967	1,967
	INR/USD	09/26/14	133,573	477
Westpac Banking Corp.	INR/USD	09/23/14	133,294	176
	MYR/USD	07/25/14	272,835	5,835
	MYR/USD	08/05/14	65,789	539
	MYR/USD	08/06/14	189,822	1,997

TOTAL				$110,306

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$69,532	$(468)
	INR/USD	07/02/14	134,476	(2,524)
	PLN/EUR	09/17/14	72,594	(812)
	USD/ILS	09/17/14	112,009	(892)
	USD/KRW	07/25/14	41,472	(1,297)
Barclays Bank PLC	IDR/USD	07/25/14	220,484	(2,736)
	PLN/EUR	09/17/14	72,594	(800)
	USD/BRL	07/18/14	144,630	(3,502)
	USD/ILS	09/17/14	138,073	(1,158)
	USD/ZAR	09/17/14	55,314	(301)
BNP Paribas SA	PLN/EUR	09/17/14	78,910	(245)
	USD/BRL	07/07/14	73,409	(1,409)
	USD/EUR	09/17/14	247,714	(816)
	USD/JPY	09/17/14	51,059	(498)
	USD/PLN	09/17/14	55,357	(331)
Citibank NA (London)	USD/BRL	07/09/14	73,071	(1,071)
	USD/MYR	08/05/14	204,504	(2,162)
	USD/SGD	09/17/14	168,528	(416)
Credit Suisse International (London)	CLP/USD	07/14/14	62,738	(178)
	RUB/USD	07/21/14	589,717	(3,354)
	USD/MYR	08/18/14	71,112	(112)
	USD/RUB	07/09/14	73,093	(1,093)
	USD/RUB	07/21/14	144,049	(2,049)
Deutsche Bank AG (London)	HUF/USD	09/17/14	144,436	(638)
	IDR/USD	07/25/14	258,643	(2,575)
	PEN/USD	07/18/14	14,263	(25)
	PLN/EUR	09/17/14	662,106	(8,185)
	TRY/USD	09/17/14	9,862	(138)
	USD/AUD	09/17/14	90,047	(772)
	USD/IDR	07/25/14	17,027	(27)
	USD/ILS	09/17/14	222,710	(1,743)
	USD/JPY	09/17/14	51,961	(370)
	USD/MXN	09/17/14	119,560	(326)
	USD/MYR	07/30/14	144,703	(703)
	USD/PHP	07/25/14	60,154	(154)
	USD/PLN	09/17/14	50,896	(391)
	USD/RUB	07/18/14	18,932	(836)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	USD/THB	07/14/14	$100,784	$(482)
	USD/THB	08/08/14	94,163	(450)
	USD/THB	09/08/14	136,969	(1,828)
	USD/TRY	09/17/14	31,723	(189)
	USD/ZAR	09/17/14	17,578	(159)
HSBC Bank PLC	HUF/USD	09/17/14	161,760	(2,194)
	PLN/USD	09/17/14	378,051	(269)
	USD/ILS	09/17/14	141,155	(1,155)
	USD/MXN	09/17/14	429,405	(1,846)
	USD/MYR	07/14/14	143,232	(232)
	USD/SGD	09/17/14	173,648	(541)
	USD/TWD	07/25/14	158,036	(1,329)
JPMorgan Chase Bank (London)	INR/USD	07/17/14	80,186	(366)
	PLN/USD	09/17/14	366,782	(63)
	TRY/USD	09/17/14	140,300	(700)
	USD/AUD	09/17/14	90,047	(767)
	USD/ILS	09/17/14	95,263	(645)
	USD/MXN	09/17/14	71,313	(313)
	USD/MYR	07/25/14	427,518	(1,518)
	USD/RUB	07/09/14	72,067	(67)
	USD/ZAR	09/17/14	31,722	(461)
Merrill Lynch International Bank Ltd.	USD/PLN	09/17/14	76,677	(618)
	USD/ZAR	09/17/14	37,298	(126)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	6,650	(20)
	USD/BRL	07/09/14	144,162	(2,495)
	USD/EUR	09/17/14	649,240	(3,290)
	USD/RUB	07/09/14	73,071	(1,071)
	USD/RUB	07/21/14	98,144	(144)
Royal Bank of Canada	CLP/USD	07/18/14	14,385	(47)
	PEN/USD	08/29/14	33,749	(77)
	USD/BRL	07/07/14	208,991	(4,546)
	USD/SGD	09/17/14	168,547	(310)
Royal Bank of Scotland PLC	TRY/USD	09/17/14	402,110	(3,424)
	USD/TRY	09/17/14	354,219	(3,219)
Standard Chartered Bank	INR/USD	08/01/14	71,627	(64)
	USD/CNH	09/17/14	161,573	(544)
	USD/COP	07/18/14	340,692	(10,835)
	USD/IDR	07/25/14	79,622	(361)
	USD/TWD	08/22/14	151,370	(928)
State Street Bank and Trust	USD/EUR	09/17/14	71,300	(292)
	USD/JPY	09/17/14	192,395	(1,781)
	USD/MXN	09/17/14	166,456	(456)
UBS AG (London)	BRL/USD	07/28/14	70,035	(8)
	USD/BRL	07/03/14	70,585	(61)
	USD/BRL	07/23/14	71,913	(913)
	USD/EUR	09/17/14	1,210,947	(13,271)
	USD/JPY	09/17/14	50,522	(355)
	USD/TWD	08/01/14	147,089	(579)
Westpac Banking Corp.	USD/AUD	09/17/14	115,337	(1,000)
	USD/SGD	09/17/14	210,638	(637)
	USD/TWD	07/17/14	132,457	(626)

TOTAL				$(112,779)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(13)	September 2016	$(3,194,262)	$(5,738)
Eurodollars	(25)	December 2016	(6,126,563)	(16,655)
Eurodollars	(17)	March 2017	(4,157,138)	(5,804)
Eurodollars	(13)	June 2017	(3,172,487)	(2,872)
Ultra Long U.S. Treasury Bonds	1	September 2014	149,938	(1,148)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	3	September 2014	$658,781	$(521)
5 Year U.S. Treasury Notes	(20)	September 2014	(2,389,219)	(573)
10 Year U.S. Treasury Notes	(1)	September 2014	(125,172)	(1,080)
20 Year U.S. Treasury Bonds	(12)	September 2014	(1,646,250)	(4,651)

TOTAL				$(39,042)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	385,000	10/29/23	3 month KWCDC	3.260%	$(9,306)
		10,830	01/16/24	3 month KWCDC	3.445	(432)
	MXN	680	03/03/26	6.930%	Mexico Interbank TIIE 28 Days	3,162
Barclays Bank PLC	BRL	540	01/04/16	11.555	1 month Brazilian Interbank Deposit Average	2,313
		440	01/02/17	12.190	1 month Brazilian Interbank Deposit Average	3,031
Citibank NA		120	01/04/16	1 month Brazilian Interbank Deposit Average	11.945	(622)
	CLP	55,160	03/13/19	6 month CLICP	4.650	(2,576)
	KRW	405,460	06/05/23	3 month KWCDC	3.040	(2,585)
		19,600	01/10/24	3 month KWCDC	3.475	(835)
	COP	24,640	04/16/24	3 month COP	5.920	186
	KRW	74,700	04/16/24	3 month KWCDC	3.295	(2,036)
Credit Suisse International (London)	CLP	36,600	03/28/16	6 month CLICP	3.860	(205)
		42,120	04/28/17	6 month CLICP	3.980	(391)
		22,170	05/12/17	6 month CLICP	3.950	(170)
		35,560	02/28/19	6 month CLICP	4.573	(1,447)
		10,000	03/26/19	6 month CLICP	4.540	(370)
	COP	95,320	04/15/19	3 month COP	5.110	653
		69,110	06/18/19	3 month COP	5.350	209
Deutsche Bank AG	BRL	1,850	01/04/16	9.280	1 month Brazilian Interbank Deposit Average	(20,425)
	KRW	61,770	03/03/17	2.850	3 month KWCDC	295
	CLP	9,970	10/22/18	6 month CLICP	4.860	(632)
		16,470	02/24/19	6 month CLICP	4.595	(702)
		49,000	03/26/19	6 month CLICP	4.550	(1,856)
		68,830	04/10/19	6 month CLICP	4.430	(1,876)
	COP	14,300	06/17/19	3 month COP	5.320	53
	KRW	19,460	01/08/24	3 month KWCDC	3.470	(821)
		189,410	03/13/24	3 month KWCDC	3.330	(5,517)
	MXN	3,740	02/15/29	9.625	Mexico Interbank TIIE 28 Days	9,626
JPMorgan Securities, Inc.	COP	67,690	04/22/19	3 month COP	5.190	299
	KRW	91,820	01/07/24	3 month KWCDC	3.471	(3,883)
		8,650	01/13/24	3 month KWCDC	3.465	(360)
		28,590	01/15/24	3 month KWCDC	3.445	(1,142)
Morgan Stanley Capital Services, Inc.	CLP	9,800	04/15/19	6 month CLICP	4.350	(200)
	ZAR	6,350	07/23/20	7.490	3 month JIBAR	(5,182)
	KRW	20,540	01/09/24	3 month KWCDC	3.455	(840)
		60,475	01/20/24	3 month KWCDC	3.440	(2,384)

TOTAL						$(46,968)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

ZAR	790		01/06/16	6.212%	3 month JIBAR	$—	$(361)
	2,470		01/08/16	6.164	3 month JIBAR	1	(1,338)
	260		01/09/16	6.218	3 month JIBAR	—	(121)
	1,120		06/13/19	7.640	3 month JIBAR	1	568
	$1,700	(a)	09/17/21	3 month LIBOR	2.750%	(39,679)	(14,100)
ZAR	750		03/14/24	3 month JIBAR	8.550	1	(1,851)

TOTAL						$(39,676)	$(17,203)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$30	(1.000)%	06/20/19	0.731%	$(178)	$(218)
Barclays Bank PLC		30	(1.000)	03/20/19	0.685	(123)	(319)
Citibank NA		480	(1.000)	03/20/19	0.685	(2,055)	(5,024)
		1,060	(1.000)	06/20/19	0.731	(7,837)	(6,175)
JPMorgan Securities, Inc.		30	(1.000)	03/20/19	0.685	(103)	(339)
		170	(1.000)	06/20/19	0.731	(978)	(1,268)

TOTAL						$(11,274)	$(13,343)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$28,296,935

Gross unrealized gain	837,531
Gross unrealized loss	(300,714)

Net unrealized security gain	$536,817

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 57.9%
Argentina – 3.4%
Republic of Argentina (NR/NR)
	$5,260,000	7.000%		04/17/17	$ 4,848,259
EUR	5,785,132	7.820		12/31/33	6,297,658
	2,958,623	7.820		12/31/33	3,190,354
	$757,101	8.280		12/31/33	625,244
	11,763,099	8.280		12/31/33	9,813,953
	66,210,000	0.000	(a)	12/15/35	5,363,010
EUR	130,135,341	0.000	(a)	12/15/35	13,899,160
	$9,930,000	0.000	(a)	12/15/35	794,400
EUR	4,910,000	2.260	(b)	12/31/38	3,126,318
	$14,710,000	2.500	(b)	12/31/38	7,042,413

					55,000,769

Azerbaijan(c) – 0.4%
Republic of Azerbaijan (NR/Baa3)
	5,490,000	4.750		03/18/24	5,634,113

Belarus – 0.3%
Republic of Belarus (B-/B3)
	3,979,000	8.750		08/03/15	4,088,423
	310,000	8.950		01/26/18	332,475

					4,420,898

Belize(b)(c) – 0.1%
Government of Belize (B-/NR)
	2,446,500	5.000		02/20/38	1,688,085

Bermuda(c) – 0.0%
Bermuda Government Bond (AA-/A1)
	230,000	4.854		02/06/24	239,200

Brazil – 1.2%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(d)
BRL	5,425,000	0.000		01/01/15	2,325,814
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	9,294,622	6.000		08/15/40	4,132,498
Federal Republic of Brazil (BBB-/Baa2)
	$1,850,000	4.250		01/07/25	1,873,125
Federal Republic of Brazil (BBB+/Baa2)
BRL	23,437,122	6.000		08/15/50	10,383,567

					18,715,004

Chile – 0.3%
Republic of Chile (AA-/Aa3)
	$4,700,000	3.625		10/30/42	4,136,000

Colombia – 2.0%
Republic of Colombia (BBB/Baa3)
	3,540,000	8.250		12/22/14	3,665,670
	7,684,000	7.375		03/18/19	9,355,270
	1,560,000	4.375		07/12/21	1,677,000
	9,991,000	4.000		02/26/24	10,315,708
	440,000	8.125		05/21/24	594,000
	2,222,000	6.125		01/18/41	2,666,400
	2,830,000	5.625		02/26/44	3,169,600

					31,443,648

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Costa Rica – 1.9%
Republic of Costa Rica (BB/Baa3)
	$390,000	9.995%		08/01/20	$ 499,200
	4,440,000	4.250	(c)	01/26/23	4,262,400
	10,000,000	4.375		04/30/25	9,300,000
	6,830,000	5.625	(c)	04/30/43	6,044,550
	2,140,000	5.625		04/30/43	1,893,900
	1,230,000	7.000	(c)	04/04/44	1,279,200
	6,930,000	7.000		04/04/44	7,207,200

					30,486,450

Croatia – 3.0%
Republic of Croatia (BB/Ba1)
	23,477,000	6.250		04/27/17	25,325,814
	3,710,000	6.750		11/05/19	4,145,925
	12,550,000	6.375		03/24/21	13,742,250
	3,980,000	5.500		04/04/23	4,129,250

					47,343,239

Dominican Republic – 3.7%
Dominican Republic (B+/B1)
	3,156,521	9.040		01/23/18	3,456,390
	3,320,000	7.500	(c)	05/06/21	3,784,800
	14,182,000	7.500		05/06/21	16,167,480
	7,540,000	6.600	(c)	01/28/24	8,180,900
	4,330,000	5.875	(c)	04/18/24	4,524,850
	15,660,000	7.450	(c)	04/30/44	16,677,900
Dominican Republic (NR/NR)
DOP	198,100,000	18.500	(c)	02/04/28	5,825,881
	11,200,000	18.500		02/04/28	329,379

					58,947,580

Ecuador(c) – 0.5%
Ecuador Government International Bond (B/NR)
	$7,750,000	7.950		06/20/24	7,905,000

Egypt – 0.6%
Republic of Egypt (B-/Caa1)
	8,530,000	5.750		04/29/20	8,871,200

El Salvador – 0.5%
El Salvador Government International Bond (BB-/Ba3)
	690,000	7.375		12/01/19	759,000
	1,870,000	8.250		04/10/32	2,132,716
	1,870,000	7.650		06/15/35	2,000,900
	1,180,000	7.650	(c)	06/15/35	1,262,600
	2,320,000	7.625		02/01/41	2,459,200

					8,614,416

Gabon – 0.9%
Republic of Gabon (BB-/NR)
	5,721,800	6.375	(c)	12/12/24	6,265,371
	6,952,000	6.375		12/12/24	7,612,440

					13,877,811

Ghana – 0.4%
Republic of Ghana (B/B2)
	3,609,000	8.500		10/04/17	3,820,127
	2,090,000	7.875		08/07/23	2,027,300

					5,847,427

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Greece(a) – 0.2%
Hellenic Republic Government Bond (NR/NR)
EUR	2,400,000	1.015%		08/10/14	$ 3,240,214

Guatemala – 0.6%
Republic of Guatemala (BB/Ba1)
	$3,300,000	5.750	(c)	06/06/22	3,564,000
	1,350,000	5.750		06/06/22	1,458,000
	1,910,000	4.875	(c)	02/13/28	1,870,769
	2,325,000	4.875		02/13/28	2,277,244

					9,170,013

Honduras(c) – 1.9%
Republic of Honduras (B/B3)
	17,040,000	8.750		12/16/20	18,744,000
	12,020,000	7.500		03/15/24	12,467,144

					31,211,144

Hungary – 0.5%
Hungary Government Bond (BB/Ba1)
	3,920,000	4.000		03/25/19	4,034,621
	3,720,000	7.625		03/29/41	4,763,943

					8,798,564

Indonesia – 2.3%
Republic of Indonesia (BB+/Baa3)
	820,000	7.500		01/15/16	896,875
	914,000	11.625		03/04/19	1,243,040
	3,250,000	5.875		03/13/20	3,607,500
	4,050,000	5.875	(c)	01/15/24	4,460,062
	1,880,000	8.500		10/12/35	2,488,650
	1,550,000	6.625		02/17/37	1,720,500
	3,198,000	7.750	(c)	01/17/38	3,989,505
	14,654,000	7.750		01/17/38	18,280,865
	40,000	6.750		01/15/44	45,950

					36,732,947

Iraq – 0.6%
Republic of Iraq (NR/NR)
	11,540,000	5.800		01/15/28	10,299,450

Lithuania – 1.2%
Republic of Lithuania (A-/Baa1)
	8,540,000	7.375		02/11/20	10,418,800
	5,320,000	6.125		03/09/21	6,217,750
	1,800,000	6.625		02/01/22	2,182,296

					18,818,846

Malaysia – 0.9%
Malaysia Government Bond (NR/NR)
MYR	38,000,000	4.181		07/15/24	11,959,171

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Malaysia – (continued)
Wakala Global Sukuk Bhd (A-/A3)
	$2,990,000	4.646%		07/06/21	$ 3,280,164

					15,239,335

Mexico – 4.3%
United Mexican States (NR/NR)(d)
MXN	79,686,440	0.000		09/18/14	6,104,288
	241,891,680	0.000		10/16/14	18,485,588
United Mexican States (BBB+/A3)
	$5,514,000	3.625		03/15/22	5,718,018
	3,380,000	4.000		10/02/23	3,552,380
	2,364,000	6.050		01/11/40	2,860,440
	10,620,000	4.750		03/08/44	10,805,850
	4,381,000	5.550		01/21/45	4,983,387
United Mexican States (A/A3)
MXN	69,069,872	5.000		06/16/16	5,843,455
	4,382,200	7.500		06/03/27	383,897
	10,713,200	8.500		05/31/29	1,011,553
	29,612,100	10.000		11/20/36	3,184,638
	5,046,300	8.500		11/18/38	474,608
United Mexican States (NR/A3)
	79,726,100	4.750		06/14/18	6,217,814

					69,625,916

Netherlands – 0.8%
Republic of Mozambique (NR/B1)
	$13,198,000	6.305		09/11/20	13,263,990

Pakistan – 0.9%
Islamic Republic of Pakistan (B-/Caa1)
	1,070,000	6.875	(c)	06/01/17	1,102,100
	1,830,000	6.875		06/01/17	1,884,900
	3,500,000	7.250	(c)	04/15/19	3,583,125
	5,200,000	8.250	(c)	04/15/24	5,349,500
	2,900,000	7.875		03/31/36	2,653,500

					14,573,125

Panama – 2.0%
Panama Notas del Tesoro (NR/NR)
	920,000	4.875		02/05/21	966,000
Republic of Panama (BBB/Baa2)
	4,438,000	8.875		09/30/27	6,324,150
	2,748,000	9.375	(e)	04/01/29	4,053,300
	17,140,000	6.700		01/26/36	21,158,987

					32,502,437

Paraguay – 1.0%
Republic of Paraguay (BB/Ba2)
	9,090,000	4.625	(c)	01/25/23	9,271,800
	6,230,000	4.625		01/25/23	6,354,600

					15,626,400

Peru – 1.2%
Republic of Peru (BBB+/Baa2)
	2,932,000	7.350		07/21/25	3,870,240
	9,124,000	8.750		11/21/33	13,914,100
	1,120,000	6.550		03/14/37	1,405,600

					19,189,940

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Philippines – 1.3%
Republic of Philippines (BBB/Baa3)
	$1,750,000	9.875%		01/15/19	$ 2,310,000
	5,869,000	8.375		06/17/19	7,453,630
	4,032,000	4.200		01/21/24	4,253,760
	5,300,000	7.750		01/14/31	7,287,500
	100,000	6.375		01/15/32	123,500

					21,428,390

Romania – 3.1%
Republic of Romania (BBB-/Baa3)
EUR	7,057,000	6.500		06/18/18	11,382,710
	5,920,000	4.875		11/07/19	9,190,875
	9,420,000	4.625		09/18/20	14,490,006
	$5,660,000	6.750		02/07/22	6,742,475
	710,000	4.875	(c)	01/22/24	754,375
EUR	4,330,000	3.625		04/24/24	6,215,741
	$1,410,000	6.125	(c)	01/22/44	1,602,112

					50,378,294

Russia(b) – 0.9%
Russian Federation (BBB-/Baa1)
	12,214,235	7.500		03/31/30	14,150,191

Serbia(c) – 0.8%
Republic of Serbia (BB-/B1)
	11,610,000	5.875		12/03/18	12,350,718

South Africa – 1.1%
Republic of South Africa (BBB-/Baa1)
	2,516,000	6.875		05/27/19	2,909,125
	10,650,000	5.875		05/30/22	11,848,125
	2,246,000	5.875		09/16/25	2,493,060

					17,250,310

Sri Lanka – 1.1%
Republic of Sri Lanka (B+/NR)
	274,000	7.400		01/22/15	281,535
	540,000	7.400	(c)	01/22/15	554,850
Republic of Sri Lanka (B+/B1)
	1,130,000	6.000		01/14/19	1,190,738
	5,310,000	6.000	(c)	01/14/19	5,595,412
	600,000	5.125		04/11/19	609,750
	3,670,000	6.250		10/04/20	3,881,025
	3,560,000	6.250		07/27/21	3,751,350
	2,110,000	5.875		07/25/22	2,157,475

					18,022,135

Turkey – 4.3%
Republic of Turkey (NR/Baa3)
	1,060,000	7.500		07/14/17	1,207,075
	2,970,000	7.000		03/11/19	3,419,213
	3,990,000	5.625		03/30/21	4,344,112
	3,260,000	6.250		09/26/22	3,683,800
	37,500,000	5.750		03/22/24	40,875,000
	3,910,000	7.375		02/05/25	4,745,762

Principal Amount	Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/Baa3) (continued)
$610,000	8.000%		02/14/34	$ 802,150
3,771,000	6.875		03/17/36	4,430,925
800,000	6.750		05/30/40	933,000
300,000	6.000		01/14/41	320,625
3,720,000	6.625		02/17/45	4,301,250

				69,062,912

Ukraine – 2.2%
Financing of Infrastrucural Projects State Enterprise (NR/Caa3)
2,430,000	9.000	(c)	12/07/17	2,162,700
2,400,000	9.000		12/07/17	2,136,000
2,030,000	7.400		04/20/18	1,918,350
Ukraine Government Bond (CCC/Caa3)
12,461,000	6.250		06/17/16	11,962,560
4,640,000	6.580		11/21/16	4,454,400
6,910,000	9.250		07/24/17	6,970,462
1,500,000	6.750		11/14/17	1,425,000
2,190,000	7.750		09/23/20	2,080,500
350,000	7.950		02/23/21	332,500
2,520,000	7.500		04/17/23	2,356,200

				35,798,672

Uruguay – 1.7%
Republic of Uruguay (BBB-/Baa2)
4,307,707	4.500		08/14/24	4,566,169
Republic of Uruguay (NR/Baa2)
23,022,828	5.100		06/18/50	22,677,486

				27,243,655

Venezuela – 2.6%
Republic of Venezuela (B-/Caa1)
4,781,000	6.000		12/09/20	3,645,512
2,040,000	12.750		08/23/22	2,080,800
14,570,000	9.000		05/07/23	12,384,500
20,859,600	8.250		10/13/24	16,635,531
1,610,000	7.650		04/21/25	1,231,650
4,697,000	9.250		09/15/27	4,015,935
1,740,000	9.250		05/07/28	1,452,900

				41,446,828

Vietnam – 0.3%
Socialist Republic of Vietnam (BB-/B2)
4,310,000	6.875		01/15/16	4,600,925

Zambia – 0.9%
Republic of Zambia (B+/NR)
320,000	5.375	(c)	09/20/22	297,600
14,651,000	5.375		09/20/22	13,625,430
300,000	8.500		04/14/24	333,000

				14,256,030

TOTAL SOVEREIGN DEBT OBLIGATIONS				$ 927,452,221

Foreign Debt Obligations – 1.1%
Supranational – 1.1%
Corporacion Andina de Fomento (AA-/Aa3)
$9,439,000	3.750%		01/15/16	$ 9,861,884
7,564,000	4.375		06/15/22	8,064,772

TOTAL FOREIGN DEBT OBLIGATIONS				$ 17,926,656

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 30.9%
Azerbaijan – 0.5%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
$4,110,000	5.450%		02/09/17	$ 4,333,584
4,120,000	4.750		03/13/23	4,099,400

				8,432,984

Brazil – 1.6%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
1,050,000	7.375		02/02/22	1,119,626
7,010,000	7.375	(c)	02/02/22	7,474,833
Brazil Minas SPE via State of Minas Gerais (BBB-/NR)
15,720,000	5.333	(c)	02/15/28	15,837,900
960,000	5.333		02/15/28	967,200
Independencia International Ltd. (NR/NR)(c)(f)
1,277,436	12.000		12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)
450,000	7.000		02/01/17	500,625

				25,900,184

British Virgin Islands – 1.3%
Arcos Dorados Holdings, Inc. (NR/Ba2)(c)
4,297,000	6.625		09/27/23	4,534,732
PCCW Capital No 4 Ltd. (NR/NR)
1,930,000	5.750		04/17/22	2,044,612
Sinopec Group Overseas Development 2013 Ltd. (A+/Aa3)(c)
11,550,000	4.375		10/17/23	11,950,715
Sparkle Assets Ltd. (BB/B1)(g)
2,271,000	6.875		01/30/20	2,293,710

				20,823,769

Canada – 0.7%
Pacific Rubiales Energy Corp. (BB+/Ba2)(c)(g)
930,000	5.375		01/26/19	967,200
3,200,000	5.125		03/28/23	3,168,000
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
3,080,000	5.692	(c)	04/05/21	3,432,869
1,009,000	5.692		04/05/21	1,124,599
1,150,000	6.350	(c)	06/12/42	1,290,902
1,460,000	6.350		06/12/42	1,643,040

				11,626,610

Chile – 2.3%
AES Gener SA (BBB-/Baa3)
4,709,000	5.250		08/15/21	4,979,767
1,320,000	5.250	(c)	08/15/21	1,395,900
AES Gener SA (NR/Ba2)(a)(c)(g)
3,150,000	8.375		12/18/73	3,504,375
Banco del Estado de Chile
3,550,000	4.125	(c)	10/07/20	3,723,240
1,510,000	3.875		02/08/22	1,519,513
2,340,000	3.875	(c)	02/08/22	2,354,742

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chile – (continued)
CFR International SpA (BB+/NR)(g)
$2,180,000	5.125%		12/06/22	$ 2,327,150
E.CL SA (BBB/NR)
2,490,000	5.625	(c)	01/15/21	2,714,100
430,000	5.625		01/15/21	468,700
Embotelladora Andina SA (BBB/NR)(c)
1,500,000	5.000		10/01/23	1,590,000
Empresa de Transporte de Pasajeros Metro SA (AA-/NR)(c)
1,200,000	4.750		02/04/24	1,266,000
Empresa Nacional de Electricidad SA (BBB+/Baa2)(g)
1,150,000	4.250		04/15/24	1,155,750
ENTEL Chile SA (BBB+/Baa2)(c)
6,720,000	4.875		10/30/24	6,988,800
Sociedad Quimica y Minera de Chile SA (BBB/Baa1)
1,360,000	5.500		04/21/20	1,475,600
2,333,000	3.625		04/03/23	2,175,523

				37,639,160

Colombia – 1.3%
Banco de Bogota SA (BBB-/Baa2)
1,450,000	5.000	(c)	01/15/17	1,547,875
4,324,000	5.000		01/15/17	4,615,870
Bancolombia SA (NR/Ba1)
920,000	6.125		07/26/20	991,300
Bancolombia SA (NR/Baa2)
3,520,000	5.950		06/03/21	3,870,240
Ecopetrol SA (BBB/Baa2)
1,470,000	7.375		09/18/43	1,813,848
Empresas Publicas de Medellin ESP (NR/Baa3)
2,469,000	7.625		07/29/19	2,956,627
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(g)
2,240,000	5.700		03/20/22	2,408,000
2,600,000	5.700	(c)	03/20/22	2,795,000

				20,998,760

Costa Rica – 1.2%
Banco de Costa Rica (NR/Baa3)(c)
4,870,000	5.250		08/12/18	5,003,925
Banco Nacional de Costa Rica (NR/Baa3)
4,490,000	4.875	(c)	11/01/18	4,568,575
380,000	4.875		11/01/18	386,650
9,180,000	6.250	(c)	11/01/23	9,381,960

				19,341,110

Croatia(c) – 0.0%
Hrvatska Elektroprivreda (BB-/Ba2)
290,000	6.000		11/09/17	306,313

Dominican Republic(g) – 0.1%
Aeropuertos Dominicanos Siglo XXI SA (B+/Ba3)
1,902,000	9.250		11/13/19	1,816,410

Guatemala(g) – 0.3%
Central American Bottling Corp. (BB/Ba2)
1,274,000	6.750		02/09/22	1,360,406
2,560,000	6.750	(c)	02/09/22	2,735,305

				4,095,711

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Hong Kong – 1.2%
China Unicom Ltd. (NR/NR)
CNH	26,830,000	4.000%		04/16/17	$ 4,322,999
CITIC Pacific Ltd. (BB/Ba2)
	$3,380,000	6.875		01/21/18	3,772,925
	1,400,000	6.375		04/10/20	1,562,750
	1,050,000	6.625		04/15/21	1,181,250
	2,220,000	6.800		01/17/23	2,530,800
Metropolitan Light International Ltd. (NR/NR)(g)
	3,540,000	5.250		01/17/18	3,610,800
Sun Hung Kai Properties Capital Market Ltd. (A+/A1)
	2,130,000	4.500		02/14/22	2,239,418

					19,220,942

Hungary(c) – 0.2%
MFB Magyar Fejlesztesi Bank Zrt (NR/Ba1)
	2,510,000	6.250		10/21/20	2,784,966

Indonesia(c) – 1.2%
Pertamina Persero PT (BB+/Baa3)
	5,900,000	5.625		05/20/43	5,257,195
	1,200,000	6.450		05/30/44	1,194,000
Perusahaan Gas Negara Persero Tbk PT (BB+/Baa3)
	12,300,000	5.125		05/16/24	12,192,375

					18,643,570

Ireland – 1.7%
AHML Finance Ltd. (BBB-/Baa1)(c)
RUB	103,900,000	7.750		02/13/18	2,837,976
EDC Finance Ltd. (BB+/NR)(c)
	$2,270,000	4.875		04/17/20	2,216,087
MTS International Funding Ltd. (BB+/Ba2)
	5,940,000	8.625		06/22/20	7,038,900
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Baa3)
	3,830,000	4.204	(c)	02/13/18	3,796,487
	890,000	4.204		02/13/18	882,213
Sibur Securities Ltd. (NR/Ba1)(c)
	5,020,000	3.914		01/31/18	4,825,475
Uralkali OJSC via Uralkali Finance Ltd. (NR/Baa3)(c)
	3,340,000	3.723		04/30/18	3,235,625
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	270,000	9.125		04/30/18	306,113
	1,230,000	7.748	(c)	02/02/21	1,342,238

					26,481,114

Israel(c) – 0.2%
Delek & Avner Tamar Bond Ltd. (BBB-/Baa3)
	1,200,000	2.803		12/30/16	1,204,500
	1,200,000	3.839		12/30/18	1,210,500
Israel Electric Corp. Ltd. (BB+/Baa3)
	730,000	5.625		06/21/18	779,275

					3,194,275

Ivory Coast – 0.4%
Agromercantil Senior Trust (BB/NR)(c)
	3,320,000	6.250		04/10/19	3,469,520
Comcel Trust (NR/Ba1)(g)
	730,000	6.875		02/06/24	786,575

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Ivory Coast – (continued)
Comunicaciones Celulares SA (NR/Ba1)(c)(g)
	$1,700,000	6.875%		02/06/24	$ 1,831,750

					6,087,845

Kazakhstan – 1.4%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
	1,200,000	6.950	(c)	07/10/42	1,311,000
	200,000	6.950		07/10/42	218,500
Kazatomprom (NR/Baa3)
	700,000	6.250	(c)	05/20/15	721,875
	1,780,000	6.250		05/20/15	1,835,625
KazMunayGas National Co. (BBB-/Baa3)
	2,100,000	11.750	(c)	01/23/15	2,218,125
	4,660,000	11.750		01/23/15	4,922,125
	2,220,000	9.125		07/02/18	2,663,778
	7,039,000	5.750	(c)	04/30/43	6,757,440
	2,018,000	5.750		04/30/43	1,938,573

					22,587,041

Luxembourg – 3.7%
Atento Luxco 1 SA (NR/Ba3)(g)
	1,520,000	7.375		01/29/20	1,565,600
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa2)
	3,878,000	4.375		09/19/22	3,601,692
	14,340,000	6.000	(c)	11/27/23	14,626,800
	8,230,000	6.000		11/27/23	8,394,600
Millicom International Cellular SA (NR/Ba2)(c)(g)
	2,450,000	4.750		05/22/20	2,450,000
Offshore Drilling Holding SA (BB/NR)(c)(g)
	5,180,000	8.375		09/20/20	5,710,950
Rosneft Finance SA (BBB-/Baa1)
	4,180,000	7.875		03/13/18	4,744,300
Wind Acquisition Finance SA (NR/B3)(g)
	1,040,000	11.750	(c)	07/15/17	1,070,550
	1,000,000	11.750		07/15/17	1,029,385
Wind Acquisition Finance SA (BB/Ba3)(c)(g)
EUR	3,000,000	4.000		07/15/20	4,098,042
	$2,340,000	4.750		07/15/20	2,351,700
Wind Acquisition Finance SA (B/Caa1)(c)(g)
	9,730,000	7.375		04/23/21	10,420,830

					60,064,449

Mexico – 2.1%
America Movil SAB de CV (A-/A2)
MXN	19,010,000	6.000		06/09/19	1,494,600
GEO Maquinaria (CC/NR)(g)
	$375,739	9.625	(c)	05/02/21	123,994
	488,461	9.625		05/02/21	158,750
Grupo Bimbo SAB de CV (BBB/NR)(c)
	2,364,000	4.875		06/27/44	2,309,983
Grupo Cementos de Chihuahua SAB de CV (B/NR)(c)(g)
	710,000	8.125		02/08/20	773,846
Metalsa SA de CV (BB+/NR)(c)
	3,540,000	4.900		04/24/23	3,433,800
Pemex Project Funding Master Trust (BBB+/A3)
	4,490,000	6.625		06/15/35	5,273,505
Petroleos Mexicanos (BBB+/A3)
	300,000	5.500		01/21/21	335,640
	15,730,000	6.375	(c)	01/23/45	18,120,960

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – (continued)
Trust F/1401 (NR/Baa2)(c)
$2,110,000	6.950%		01/30/44	$ 2,347,375

				34,372,453

Netherlands – 1.1%
Ajecorp BV (BB/NR)(g)
1,781,000	6.500		05/14/22	1,638,579
Listrindo Capital BV (BB-/Ba2)(g)
3,560,000	6.950		02/21/19	3,835,900
Lukoil International Finance BV (BBB-/Baa2)
1,270,000	7.250		11/05/19	1,447,800
2,050,000	6.125		11/09/20	2,193,500
Marfrig Holding Europe BV (B/B2)
788,000	8.375		05/09/18	834,059
Petrobras Global Finance BV (BBB-/Baa1)
3,570,000	4.875		03/17/20	3,666,747
VimpelCom Holdings BV (BB/Ba3)
490,000	7.504	(c)	03/01/22	527,975
2,580,000	7.504		03/01/22	2,779,950

				16,924,510

Paraguay – 1.0%
Banco Continental SAECA (BB/Ba2)(g)
1,900,000	8.875	(c)	10/15/17	2,066,250
2,090,000	8.875		10/15/17	2,275,147
Banco Regional SAECA (BB-/Ba2)
6,070,000	8.125	(c)	01/24/19	6,616,300
905,000	8.125		01/24/19	996,631
Telefonica Celular del Paraguay SA (NR/Ba3)(g)
3,770,000	6.750		12/13/22	4,051,894

				16,006,222

Peru – 1.1%
Abengoa Transmision Sur SA (BBB-/NR)(c)
6,100,000	6.875		04/30/43	6,694,750
Corp Financiera de Desarrollo SA (BBB+/NR)
389,000	4.750	(c)	02/08/22	406,505
4,208,000	4.750		02/08/22	4,397,360
Corp Lindley S.A. (BB+/NR)
1,630,000	6.750	(c)	11/23/21	1,801,150
3,600,000	6.750		11/23/21	3,978,000
120,000	4.625	(c)	04/12/23	118,500

				17,396,265

Philippines – 0.9%
Alliance Global Group, Inc. (NR/NR)
1,500,000	6.500		08/18/17	1,635,000
Development Bank of Philippines (BBB/NR)
1,610,000	5.500		03/25/21	1,758,925
Energy Development Corp. (NR/NR)
6,795,000	6.500		01/20/21	7,338,600
San Miguel Corp. (NR/NR)(g)
4,254,000	4.875		04/26/23	3,966,855

				14,699,380

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Singapore – 0.3%
Olam International Ltd. (NR/NR)
$270,000	5.750%		09/20/17	$ 283,163
3,670,000	6.750	(g)	01/29/18	3,835,150
560,000	7.500		08/12/20	630,000

				4,748,313

Thailand(a)(c)(g) – 0.8%
PTT Exploration & Production PCL (BBB-/Baa3)
11,950,000	4.875		12/29/49	12,039,625

Turkey – 0.2%
Export Credit Bank of Turkey (BB+/Baa3)
270,000	5.375	(c)	11/04/16	282,825
2,240,000	5.375		11/04/16	2,346,400
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
618,000	2.803		03/26/18	608,730

				3,237,955

Ukraine – 0.3%
Financing of Infrastructural Projects State Enterprise (NR/Caa3)
4,990,000	8.375		11/03/17	4,690,600

United Arab Emirates – 0.8%
Dolphin Energy Ltd. (NR/A1)
1,901,900	5.888		06/15/19	2,111,109
2,980,000	5.500		12/15/21	3,382,598
Ruwais Power Co. PJSC (A-/A3)
830,000	6.000		08/31/36	921,300
5,990,000	6.000	(c)	08/31/36	6,648,900

				13,063,907

United Kingdom – 0.7%
Ukreximbank Via Biz Finance PLC (NR/Caa3)
2,690,000	8.375		04/27/15	2,528,600
3,910,000	8.750		01/22/18	3,538,550
Vedanta Resources PLC (BB/Ba3)
660,000	9.500		07/18/18	767,250
1,420,000	8.250		06/07/21	1,609,925
3,240,000	7.125	(c)	05/31/23	3,410,100

				11,854,425

United States – 1.2%
Brazil Loan Trust 1 (BBB-/NR)
3,019,000	5.477		07/24/23	3,127,684
13,430,000	5.477	(c)	07/24/23	13,913,480
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(c)(g)(h)
1,334,601	10.625		05/01/19	1,548,137

				18,589,301

Venezuela – 1.1%
Petroleos de Venezuela SA (B-/NR)
12,880,000	9.000		11/17/21	10,819,200
3,825,000	6.000		11/15/26	2,448,000
1,870,000	5.375		04/12/27	1,174,547
310,000	5.500		04/12/37	184,295
Petroleos de Venezuela SA (NR/Caa1)
3,839,000	9.750		05/17/35	3,133,584

				17,759,626

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Vietnam(g) – 0.0%
Debt and Asset Trading Corp. (NR/NR)
	$660,000	1.000%	10/10/25	$ 339,900

TOTAL CORPORATE OBLIGATIONS				$ 495,767,695

Structured Note – 0.7%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL $	23,725,745	6.000%	08/15/40	$ 10,548,746

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,451,695,318

Short-term Investment(i) – 9.1%
Repurchase Agreement – 9.1%
Joint Repurchase Agreement Account II
	$146,000,000	0.102%	07/01/14	$ 146,000,000

TOTAL INVESTMENTS – 99.7%				$1,597,695,318

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				4,886,068

NET ASSETS – 100.0%				$1,602,581,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $442,927,619, which represents approximately 27.6% of net assets as of June 30, 2014.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Pay-in-kind securities.

(i)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	ILS/USD	09/17/14	$6,195,040	$62,018
	INR/USD	09/05/14	7,299,359	100
	JPY/USD	09/17/14	6,427,168	25,168
	USD/HUF	09/17/14	6,323,453	92,964
	USD/INR	07/02/14	6,133,864	5,137
Barclays Bank PLC	CNH/USD	09/17/14	31,758,502	113,502
	EUR/USD	09/17/14	3,177,716	24,576
	INR/USD	09/23/14	8,130,298	25,396
	MXN/USD	08/08/14	281,239	569
	MYR/USD	08/05/14	14,235,648	88,999
BNP Paribas SA	EUR/USD	09/17/14	3,199,632	37,115
	PLN/USD	09/17/14	2,639,110	787
Citibank NA (London)	CNH/USD	09/05/14	6,594,469	52,949
	EUR/USD	09/17/14	6,414,330	66,032
	INR/USD	07/21/14	3,169,402	12,402
	INR/USD	09/23/14	5,961,456	3,505
	INR/USD	09/26/14	6,060,232	14,716
	RUB/USD	07/09/14	19,805,389	303,370
Credit Suisse International (London)	PLN/USD	09/17/14	2,671,593	5,133
	RUB/USD	07/09/14	6,426,937	136,937
	RUB/USD	07/21/14	6,472,256	158,256
	USD/RUB	07/09/14	3,161,176	16,824
Deutsche Bank AG (London)	BRL/USD	07/18/14	5,273,248	96,633
	CNH/USD	09/05/14	8,540,201	65,201
	CNH/USD	09/17/14	12,722,465	17,465
	MYR/USD	08/18/14	13,061,167	18,172
	USD/TRY	09/17/14	461,499	6,501
HSBC Bank PLC	BRL/USD	07/07/14	3,265,250	129,250
	CNH/USD	07/11/14	13,038,128	118,471
	INR/USD	09/26/14	6,049,370	19,132
	MXN/USD	09/17/14	17,130,234	36,438
	TRY/USD	09/17/14	6,446,171	44,171
	USD/RUB	07/21/14	9,368,174	27,144
	USD/TRY	09/17/14	6,303,287	19,713
JPMorgan Chase Bank (London)	INR/USD	07/17/14	2,798,359	11,359
	JPY/USD	09/17/14	3,211,922	1,922
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	12,960,524	424,578
	BRL/USD	07/23/14	3,213,603	68,603
	CNH/USD	08/11/14	6,723,673	57,413
	EUR/USD	09/17/14	3,204,426	35,433
	USD/BRL	07/28/14	3,196,778	4,222
Royal Bank of Canada	BRL/USD	07/03/14	3,210,101	72,101
	BRL/USD	07/07/14	8,816,049	291,214
	USD/BRL	07/09/14	3,130,505	6,449
	USD/BRL	08/04/14	3,191,629	17,371
Royal Bank of Scotland PLC	INR/USD	08/08/14	12,155,708	45,143
Standard Chartered Bank	MYR/USD	07/14/14	5,939,172	83,054
UBS AG (London)	BRL/USD	07/07/14	1,941,585	54,585
	INR/USD	09/26/14	6,067,177	21,661
Westpac Banking Corp.	INR/USD	09/23/14	6,054,521	8,025
	MYR/USD	08/05/14	3,018,778	24,769
	MYR/USD	08/06/14	1,641,828	17,270

TOTAL				$3,089,918

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$3,123,973	$(21,027)
	INR/USD	07/02/14	6,133,864	(115,136)
	PLN/EUR	09/17/14	3,208,535	(35,910)
	USD/ILS	09/17/14	5,229,569	(41,644)
Barclays Bank PLC	PLN/EUR	09/17/14	3,201,001	(35,298)
	USD/ILS	09/17/14	6,446,465	(54,065)
	USD/MYR	07/30/14	5,951,495	(29,495)
BNP Paribas SA	PLN/EUR	09/17/14	3,482,466	(10,798)
	USD/BRL	07/07/14	3,231,013	(62,013)
	USD/EUR	09/17/14	11,815,910	(38,170)
	USD/JPY	09/17/14	2,340,625	(22,791)
Citibank NA (London)	USD/BRL	07/07/14	1,233,909	(39,972)
	USD/BRL	07/09/14	3,216,118	(47,118)
	USD/MYR	08/05/14	9,227,702	(97,552)
	USD/SGD	09/17/14	7,634,148	(18,854)
Credit Suisse International (London)	CLP/USD	07/14/14	2,831,786	(8,030)
	USD/MXN	08/08/14	44,821,575	(376,713)
	USD/MYR	08/18/14	3,156,979	(4,979)
	USD/RUB	07/09/14	3,217,096	(48,096)
	USD/RUB	07/21/14	6,415,197	(91,197)
Deutsche Bank AG (London)	PLN/EUR	09/17/14	26,592,798	(322,060)
	TRY/USD	09/17/14	461,564	(6,436)
	USD/AUD	09/17/14	4,097,918	(35,149)
	USD/BRL	07/18/14	13,446,316	(226,614)
	USD/CNH	09/17/14	404,615	(801)
	USD/ILS	09/17/14	10,398,066	(81,395)
	USD/JPY	09/17/14	2,381,994	(16,950)
	USD/MXN	09/17/14	3,160,077	(8,077)
	USD/THB	07/14/14	2,712,692	(5,635)
	USD/THB	08/08/14	9,527,921	(14,281)
HSBC Bank PLC	PLN/USD	09/17/14	2,712,981	(1,935)
	USD/ILS	09/17/14	4,456,596	(36,457)
	USD/MYR	07/14/14	6,350,293	(10,293)
	USD/SGD	09/17/14	7,866,068	(24,477)
	USD/TWD	07/25/14	6,250,467	(52,545)
JPMorgan Chase Bank (London)	INR/USD	07/17/14	3,547,259	(16,177)
	MXN/USD	09/17/14	17,388,549	(7,999)
	PLN/USD	09/17/14	2,632,113	(453)
	TRY/USD	09/17/14	6,279,064	(30,936)
	USD/AUD	09/17/14	4,097,918	(34,931)
	USD/ILS	09/17/14	4,447,712	(30,131)
	USD/MXN	09/17/14	3,165,891	(13,891)
	USD/RUB	07/09/14	3,180,954	(2,954)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	17,889,582	(51,853)
	USD/BRL	07/09/14	6,437,659	(111,535)
	USD/BRL	07/18/14	5,273,248	(167,737)
	USD/EUR	09/17/14	28,687,107	(145,404)
	USD/RUB	07/09/14	3,223,252	(47,252)
Royal Bank of Canada	USD/BRL	07/07/14	9,470,071	(205,850)
	USD/MXN	08/08/14	9,530,267	(35,556)
	USD/SGD	09/17/14	7,634,995	(14,040)
Royal Bank of Scotland PLC	TRY/USD	09/17/14	15,581,384	(121,589)
	USD/TRY	09/17/14	15,944,804	(143,804)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Standard Chartered Bank	INR/USD	08/01/14	$3,206,961	$(2,888)
	USD/BRL	07/18/14	12,791,402	(242,782)
	USD/CNH	09/17/14	3,632,600	(12,225)
	USD/TWD	08/22/14	7,656,400	(46,968)
State Street Bank and Trust	USD/EUR	09/17/14	3,168,722	(12,967)
	USD/JPY	09/17/14	8,690,526	(80,294)
	USD/MXN	09/17/14	7,394,280	(20,280)
UBS AG (London)	BRL/USD	07/28/14	3,185,078	(371)
	USD/BRL	07/03/14	3,210,101	(2,777)
	USD/BRL	07/23/14	3,192,535	(40,535)
	USD/EUR	09/17/14	33,288,410	(364,800)
	USD/JPY	09/17/14	2,316,011	(16,241)
	USD/TWD	08/01/14	5,708,534	(22,461)
Westpac Banking Corp.	USD/AUD	09/17/14	4,222,098	(36,620)
	USD/EUR	07/31/14	62,201,104	(557,087)
	USD/SGD	09/17/14	7,714,430	(23,360)
	USD/TWD	07/17/14	6,112,219	(28,981)

TOTAL				$(4,735,692)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(787)	September 2016	$(193,375,737)	$(313,695)
Eurodollars	(1,484)	December 2016	(363,672,750)	(985,909)
Eurodollars	(949)	March 2017	(232,066,088)	(332,319)
Eurodollars	(742)	June 2017	(181,075,825)	(164,256)
Ultra Long U.S. Treasury Bonds	248	September 2014	37,184,500	(87,975)
2 Year U.S. Treasury Notes	196	September 2014	43,040,375	(30,769)
5 Year U.S. Treasury Notes	(668)	September 2014	(79,799,907)	44,530
10 Year U.S. Treasury Notes	137	September 2014	17,148,547	64,017
20 Year U.S. Treasury Bonds	(258)	September 2014	(35,394,375)	(178,622)

TOTAL				$(1,984,998)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	733,290	01/16/24	3 month KWCDC	3.445%	$(29,285)
	MXN	14,640	03/03/26	6.930%	Mexico Interbank TIIE 28 Days	68,086
Barclays Bank PLC	KRW	1,000,000	08/09/23	3 month KWCDC	3.440	(38,503)
	MYR	6,800	08/14/23	3 month KLIBOR	4.485	(12,843)
Citibank NA	KRW	4,820,980	03/07/17	2.875	3 month KWCDC	26,096
	MYR	18,970	09/17/18	3 month KLIBOR	3.830	39,688
		11,920	09/24/18	3 month KLIBOR	3.785	31,950
		20,280	11/19/18	3 month KLIBOR	3.915	23,895
		9,040	11/21/18	3 month KLIBOR	3.960	5,789
	KRW	12,731,400	08/08/23	3 month KWCDC	3.450	(500,680)
		2,069,140	08/16/23	3 month KWCDC	3.485	(86,936)
		2,648,200	08/21/23	3 month KWCDC	3.625	(140,909)
	MYR	14,950	11/15/23	3 month KLIBOR	4.450	(10,394)
	KRW	2,046,090	01/07/24	3 month KWCDC	3.472	(86,700)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	BRL	30,310		01/02/17	12.398%	1 month Brazilian Interbank Deposit Average	$285,669
	KRW	4,252,430		03/03/17	2.850	3 month KWCDC	20,324
	MYR	19,420		09/13/18	3 month KLIBOR	3.920%	18,639
		16,090		11/14/18	3 month KLIBOR	3.880	25,615
	KRW	21,700,000	(a)	12/21/22	3 month KWCDC	3.390	(235,466)
		1,400,000	(a)	01/08/23	3 month KWCDC	3.390	(14,954)
	MYR	5,830		08/14/23	3 month KLIBOR	4.490	(11,709)
JPMorgan Securities, Inc.	KRW	38,314,470		03/05/17	2.889	3 month KWCDC	222,093
	MYR	11,150		12/11/18	3 month KLIBOR	3.972	7,418
	KRW	3,387,950		08/13/23	3 month KWCDC	3.415	(123,507)
	MYR	6,450		08/15/23	3 month KLIBOR	4.520	(17,402)
	KRW	2,607,840		08/19/23	3 month KWCDC	3.563	(125,766)
	MYR	9,260		09/26/23	3 month KLIBOR	4.330	21,655
	KRW	770,160		12/23/23	3 month KWCDC	3.470	(31,148)
		3,270,720		01/07/24	3 month KWCDC	3.471	(138,324)
		977,430		01/13/24	3 month KWCDC	3.465	(40,726)
		1,936,610		01/15/24	3 month KWCDC	3.445	(77,377)
		50		01/16/24	3 month KWCDC	3.457	(2)
		2,699,030		01/27/24	3 month KWCDC	3.383	(93,047)
Morgan Stanley Capital Services, Inc.	MYR	23,990		11/20/18	3 month KLIBOR	3.934	23,244
	KRW	6,983,920	(a)	12/11/22	3 month KWCDC	3.260	(38,643)
		18,128,470	(a)	12/12/22	3 month KWCDC	3.290	(122,918)
		18,128,470	(a)	12/13/22	3 month KWCDC	3.300	(130,131)
		33,000,000	(a)	01/08/23	3 month KWCDC	3.380	(338,790)
		2,022,340		08/16/23	3 month KWCDC	3.485	(84,969)
		1,611,030		01/09/24	3 month KWCDC	3.455	(65,908)

TOTAL							$(1,776,876)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	PLN	21,120	08/07/18	6 month WIBOR	3.650%	$27	$(383,502)
		12,600	12/10/18	6 month WIBOR	3.818	18	(247,996)
		12,625	12/10/18	6 month WIBOR	3.820	19	(248,979)
		11,600	12/10/18	6 month WIBOR	3.844	17	(233,103)
		5,310	11/28/23	6 month WIBOR	4.163	12	(158,717)
		23,150	05/22/24	6 month WIBOR	3.760	56	(273,088)

TOTAL						$149	$(1,545,385)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250%, 10/28/14	$1,100	(1.000)%	03/20/19	0.685%	$(1,964)	$(14,257)
		2,680	(1.000)	06/20/19	0.731	(16,381)	(19,039)
Barclays Bank PLC		4,140	(1.000)	03/20/19	0.685	(15,300)	(45,753)
Citibank NA		35,020	(1.000)	03/20/19	0.685	(142,508)	(373,937)
		37,840	(1.000)	06/20/19	0.731	(182,270)	(317,846)
JPMorgan Securities, Inc.		10,100	(1.000)	03/20/19	0.685	(58,915)	(90,031)
		4,400	(1.000)	06/20/19	0.731	(26,943)	(31,210)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Credit Suisse International (London)	Federative Republic of Brazil 12.250% 03/06/30	$8,000	1.000%	07/20/14	0.187%	$(13,096)	$32,667
Deutsche Bank Securities, Inc.		3,400	1.000	06/20/23	1.901	(273,669)	39,397
JPMorgan Securities, Inc.		900	1.000	06/20/24	1.964	(75,282)	3,628
Morgan Stanley & Co. International PLC		1,570	1.000	03/20/24	1.949	(157,565)	36,759
		17,000	1.000	06/20/24	1.964	(1,682,939)	329,482

TOTAL						$(2,646,832)	$(450,140)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,557,730,867

Gross unrealized gain	60,000,858
Gross unrealized loss	(20,036,407)

Net unrealized security gain	$39,964,451

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 89.9%
Aerospace – 0.3%
Silver II Borrower/Silver II US Holdings LLC (CCC+/Caa1)(a)
$7,050,000	7.750%	12/15/20	$ 7,543,500
TransDigm, Inc. (CCC+/Caa1)
6,800,000	7.500	07/15/21	7,548,000

			15,091,500

Airlines – 0.6%
Air Canada (BB-/B1)(a)
13,550,000	6.750	10/01/19	14,718,010
Air Canada (BB+/Ba3)(a)
2,548,206	5.375	11/15/22	2,614,969
Continental Airlines 2012-3 Class C Pass Thru Certificates (B+/B1)
8,100,000	6.125	04/29/18	8,667,000
United Airlines 2014-1 Class B Pass Through Trust (BB+/NR)
3,950,000	4.750	10/11/23	4,019,125
United Continental Holdings, Inc. (B/B2)
1,750,000	6.375	06/01/18	1,890,000

			31,909,104

Automotive – 0.4%
Chrysler Group LLC (B/B1)
8,000,000	8.000	06/15/19	8,690,000
7,850,000	8.250	06/15/21	8,870,500
General Motors Financial Co., Inc. (BB-/Ba2)
1,650,000	3.250	05/15/18	1,670,625
General Motors Liquidation Co. (NR/NR)(b)
7,125,000	7.125	07/15/13	—
2,000,000	7.700	04/15/16	—
1,000,000	8.800	03/01/49	—
14,500,000	8.375	07/15/49	—

			19,231,125

Automotive Parts – 1.4%
American Axle & Manufacturing, Inc. (B+/B2)
3,000,000	5.125	02/15/19	3,157,500
5,000,000	6.250	03/15/21	5,375,000
5,000,000	6.625	10/15/22	5,481,250
Gates Global LLC (B/Caa2)(a)
30,000,000	6.000	07/15/22	30,000,000
Schaeffler Finance BV (BB-/Ba2)(a)
9,800,000	4.250	05/15/21	9,748,942
Schaeffler Holding Finance BV (B/B1)(a)(c)
7,200,000	6.875	08/15/18	7,587,000
Stackpole International Intermediate Co. (B+/B2)(a)
7,550,000	7.750	10/15/21	7,889,750

			69,239,442

Banks – 2.5%
Bank of America Corp. (BB+/Ba3)(d)
6,950,000	5.125	12/29/49	6,889,188
Barclays Bank PLC (B+/NR)(d)
6,200,000	8.250	12/15/49	6,634,000
Citigroup, Inc. (BB+/Ba3)(d)
11,350,000	6.300	12/29/49	11,562,812
14,000,000	5.900	12/31/49	14,140,000
Credit Suisse Group AG (BB/NR)(a)(d)
16,500,000	7.500	12/11/49	18,273,750
27,550,000	6.250	12/31/49	27,729,075

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Lloyds Banking Group PLC (BB-/NR)(d)
	$15,297,000	7.500%	12/31/49	$ 16,291,305
Royal Bank of Scotland Group PLC (BB+/Ba3)
	2,530,000	6.125	12/15/22	2,774,160
	8,470,000	6.100	06/10/23	9,284,115
Royal Bank of Scotland PLC (BBB-/NR)(d)
	8,850,000	9.500	03/16/22	10,376,625

				123,955,030

Building Materials – 1.0%
Atrium Windows & Doors, Inc. (B-/Caa1)(a)
	11,150,000	7.750	05/01/19	11,261,500
Builders FirstSource, Inc. (B-/Caa1)(a)
	7,000,000	7.625	06/01/21	7,455,000
Gibraltar Industries, Inc. (BB-/NR)
	4,000,000	6.250	02/01/21	4,160,000
Safway Group Holding LLC/Safway Finance Corp. (B/B3)(a)
	6,500,000	7.000	05/15/18	6,873,750
Summit Materials LLC/Summit Materials Finance Corp. (B-/Caa1)
	1,800,000	10.500	01/31/20	2,020,500
Transfield Services Ltd. (B+/Ba3)(a)
	4,350,000	8.375	05/15/20	4,469,625
USG Corp. (BB/B2)(a)
	5,250,000	9.750	08/01/14	5,263,125
Zachry Holdings, Inc. (B+/B2)(a)
	9,000,000	7.500	02/01/20	9,652,500

				51,156,000

Capital Goods – 0.2%
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)
	8,000,000	9.250	07/15/19	8,800,000

Chemicals – 1.9%
Ashland, Inc. (BB/Ba1)
	6,450,000	3.875	04/15/18	6,627,375
	11,000,000	4.750	08/15/22	11,027,500
Eagle Spinco, Inc. (BB/Ba3)
	11,100,000	4.625	02/15/21	11,072,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa1)
	13,000,000	8.875	02/01/18	13,487,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa2)
	5,000,000	9.000	11/15/20	5,112,500
Huntsman International LLC (B+/B1)
	4,150,000	4.875	11/15/20	4,284,875
PQ Corp. (B-/Caa1)(a)
	6,000,000	8.750	05/01/18	6,495,000
Rayonier AM Products, Inc. (BB+/Ba3)(a)
	3,450,000	5.500	06/01/24	3,510,375
Rockwood Specialties Group, Inc. (BB+/Ba1)
	8,825,000	4.625	10/15/20	9,166,969
SPCM SA (BB+/Ba3)(a)
	4,900,000	6.000	01/15/22	5,217,768
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (B+/B1)
EUR	7,000,000	5.750	02/01/21	10,234,109
US Coatings Acquisition, Inc./Flash Dutch 2 BV (B-/Caa1)(a)
	$7,925,000	7.375	05/01/21	8,650,137

				94,886,358

Conglomerates – 0.3%
Park-Ohio Industries, Inc. (B-/B3)
	12,500,000	8.125	04/01/21	13,781,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery – 1.3%
Cleaver-Brooks, Inc. (B/B2)(a)
$5,150,000	8.750%		12/15/19	$ 5,716,500
Dematic SA/DH Services Luxembourg Sarl (CCC+/Caa1)(a)
15,250,000	7.750		12/15/20	16,355,625
Mcron Finance Sub LLC (B/B1)(a)
4,560,000	8.375		05/15/19	4,993,200
Milacron LLC/Mcron Finance Corp. (B-/Caa1)(a)
10,000,000	7.750		02/15/21	10,925,000
The Manitowoc Co., Inc. (BB-/B2)
6,200,000	8.500		11/01/20	6,913,000
8,000,000	5.875		10/15/22	8,720,000
Vander Intermediate Holding II Corp. (CCC+/Caa2)(a)(c)
5,700,000	9.750		02/01/19	6,127,500
Waterjet Holdings, Inc. (B/B2)(a)
4,450,000	7.625		02/01/20	4,717,000

				64,467,825

Consumer Products - Household & Leisure – 1.2%
Radio Systems Corp. (B/B3)(a)
9,000,000	8.375		11/01/19	9,933,750
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
10,250,000	8.125		10/01/20	11,095,625
Spectrum Brands, Inc. (B/B3)
3,750,000	6.375		11/15/20	4,031,250
4,000,000	6.625		11/15/22	4,330,000
Springs Industries, Inc. (B/B2)
7,150,000	6.250		06/01/21	7,293,000
The Sun Products Corp. (CCC/Caa1)(a)
19,100,000	7.750		03/15/21	16,617,000
Visant Corp. (CCC+/Caa2)
5,000,000	10.000		10/01/17	4,662,500

				57,963,125

Consumer Products - Industrial – 1.4%
HD Supply, Inc. (B+/B1)
3,500,000	8.125		04/15/19	3,845,625
HD Supply, Inc. (CCC+/B3)
10,200,000	11.000		04/15/20	12,036,000
HD Supply, Inc. (CCC+/Caa2)
30,922,000	7.500		07/15/20	33,704,980
18,000,000	11.500		07/15/20	21,645,000

				71,231,605

Consumer Products - Non Durable – 1.3%
APX Group, Inc. (B/Ba3)
14,000,000	6.375		12/01/19	14,490,000
APX Group, Inc. (CCC+/Caa1)
5,400,000	8.750		12/01/20	5,521,500
Constellation Brands, Inc. (BB+/Ba1)
3,000,000	3.750		05/01/21	2,981,250
9,550,000	4.250		05/01/23	9,538,062
Prestige Brands, Inc. (B+/B2)
2,700,000	8.125		02/01/20	3,003,750
6,900,000	5.375	(a)	12/15/21	7,055,250
Sally Holdings LLC (BB+/Ba2)
18,350,000	5.750		06/01/22	19,496,875
650,000	5.500		11/01/23	669,500

				62,756,187

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Defense(a) – 0.0%
ADS Tactical, Inc. (B-/Caa1)
$2,600,000	11.000%	04/01/18	$ 2,457,000

Emerging Markets(a) – 0.5%
Digicel Group Ltd. (NR/Caa1)
11,800,000	8.250	09/30/20	12,891,500
5,000,000	7.125	04/01/22	5,200,000
Digicel Ltd. (NR/B1)
8,000,000	7.000	02/15/20	8,580,000

			26,671,500

Energy - Coal – 0.6%
Arch Coal, Inc. (CCC+/B3)(a)
2,050,000	8.000	01/15/19	2,029,500
Arch Coal, Inc. (CCC+/Caa1)
3,000,000	7.000	06/15/19	2,272,500
7,950,000	9.875	06/15/19	6,777,375
Peabody Energy Corp. (BB-/Ba2)
10,000,000	6.000	11/15/18	10,450,000
1,000,000	6.500	09/15/20	1,008,750
Peabody Energy Corp. (B-/B1)
7,250,000	4.750	12/15/41	5,404,150

			27,942,275

Energy - Exploration & Production – 9.5%
Antero Resources Finance Corp. (BB-/B1)
8,550,000	5.375	11/01/21	8,913,375
Athlon Holdings LP/Athlon Finance Corp. (CCC+/B3)(a)
15,000,000	7.375	04/15/21	16,350,000
6,250,000	6.000	05/01/22	6,468,750
Berry Petroleum Co. (BB-/B1)
10,150,000	6.375	09/15/22	10,809,750
Chaparral Energy, Inc. (B-/B3)
7,000,000	9.875	10/01/20	7,901,250
6,400,000	8.250	09/01/21	7,056,000
10,000,000	7.625	11/15/22	10,825,000
Concho Resources, Inc. (BB+/Ba3)
760,000	7.000	01/15/21	834,100
4,650,000	6.500	01/15/22	5,115,000
6,900,000	5.500	10/01/22	7,417,500
11,800,000	5.500	04/01/23	12,685,000
CrownRock LP/CrownRock Finance, Inc. (CCC+/Caa1)(a)
16,000,000	7.125	04/15/21	16,880,000
Diamondback Energy, Inc. (B-/Caa1)(a)
6,250,000	7.625	10/01/21	6,875,000
Gulfmark Offshore, Inc. (BB-/B1)
9,250,000	6.375	03/15/22	9,620,000
Halcon Resources Corp. (CCC+/Caa1)
11,000,000	9.750	07/15/20	12,045,000
11,000,000	8.875	05/15/21	11,825,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. (B-/B3)(a)
4,150,000	6.750	04/01/22	4,399,000
Kodiak Oil & Gas Corp. (B/B3)
12,000,000	8.125	12/01/19	13,350,000
8,900,000	5.500	01/15/21	9,322,750
3,300,000	5.500	02/01/22	3,423,750
Laredo Petroleum, Inc. (B/B2)
12,850,000	9.500	02/15/19	14,038,625
3,000,000	5.625	01/15/22	3,082,500
3,389,000	7.375	05/01/22	3,782,971

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Linn Energy LLC/Linn Energy Finance Corp. (B+/B1)
$9,850,000	6.250%	11/01/19	$ 10,317,875
2,850,000	7.750	02/01/21	3,078,000
Magnum Hunter Resources Corp. (CCC/NR)
25,000,000	9.750	05/15/20	27,718,750
MEG Energy Corp. (BB/B1)(a)
8,250,000	6.500	03/15/21	8,745,000
24,000,000	6.375	01/30/23	25,560,000
16,000,000	7.000	03/31/24	17,600,000
Memorial Production Partners LP/Memorial Production Finance Corp. (B-/Caa1)
17,000,000	7.625	05/01/21	17,828,750
Oasis Petroleum, Inc. (B+/B2)(a)
9,250,000	6.875	03/15/22	10,128,750
Offshore Drilling Holding SA (BB/NR)(a)
11,700,000	8.375	09/20/20	12,899,250
Parsley Energy LLC/Parsley Finance Corp. (CCC/Caa2)(a)
5,350,000	7.500	02/15/22	5,711,125
Resolute Energy Corp. (CCC+/B3)
12,600,000	8.500	05/01/20	13,135,500
Rosetta Resources, Inc. (B+/B1)
7,300,000	5.625	05/01/21	7,509,875
5,450,000	5.875	06/01/24	5,647,563
Samson Investment Co. (CCC+/B3)(a)
20,100,000	10.500	02/15/20	21,255,750
SandRidge Energy, Inc. (B-/B2)
2,900,000	8.750	01/15/20	3,117,500
5,450,000	7.500	03/15/21	5,913,250
3,700,000	8.125	10/15/22	4,070,000
Seven Generations Energy Ltd. (CCC/Caa1)(a)
12,500,000	8.250	05/15/20	13,718,125
SM Energy Co. (BB/Ba2)
5,000,000	6.500	11/15/21	5,425,000
20,000,000	5.000	01/15/24	20,000,000
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
15,000,000	7.875	04/01/20	16,275,000
Whiting Petroleum Corp. (BB+/Ba2)
12,300,000	5.750	03/15/21	13,499,250

			472,174,634

Energy - Services – 0.9%
Atwood Oceanics, Inc. (BB/Ba3)
10,850,000	6.500	02/01/20	11,582,375
Bristow Group, Inc. (BB-/Ba3)
4,450,000	6.250	10/15/22	4,811,563
CVR Refining LLC/Coffeyville Finance, Inc. (B+/B2)
7,500,000	6.500	11/01/22	7,931,250
FTS International, Inc. (B-/B2)(a)
7,900,000	6.250	05/01/22	8,097,500
Trinidad Drilling Ltd. (BB/B1)(a)
10,000,000	7.875	01/15/19	10,600,000

			43,022,688

Entertainment & Leisure – 0.7%
Cinemark USA, Inc. (BB-/B2)
773,000	4.875	06/01/23	771,068
Regal Entertainment Group (B-/B3)
3,800,000	5.750	03/15/22	3,942,500
Six Flags Entertainment Corp. (BB-/B3)(a)
10,000,000	5.250	01/15/21	10,250,000
Viking Cruises Ltd. (B+/B3)(a)
7,729,000	8.500	10/15/22	8,540,545
WMG Acquisition Corp. (B+/B1)(a)
300,000	5.625	04/15/22	302,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Entertainment & Leisure – (continued)
WMG Acquisition Corp. (B/Caa1)(a)
$9,450,000	6.750%		04/15/22	$ 9,461,812

				33,268,175

Environmental – 0.7%
ADS Waste Holdings, Inc. (CCC+/Caa1)
20,000,000	8.250		10/01/20	21,650,000
Casella Waste Systems, Inc. (CCC/Caa1)
12,500,000	7.750		02/15/19	13,093,750

				34,743,750

Finance – 6.1%
Aircastle Ltd. (BB+/Ba3)
5,600,000	4.625		12/15/18	5,782,000
8,000,000	6.250		12/01/19	8,720,000
Ally Financial, Inc. (BB/B1)
21,000,000	6.250		12/01/17	23,467,500
5,250,000	8.000		03/15/20	6,391,875
16,000,000	8.000		11/01/31	20,480,000
CIT Group, Inc. (BB-/Ba3)
13,200,000	5.000		05/15/17	14,058,000
9,950,000	5.250		03/15/18	10,671,375
16,000,000	5.500	(a)	02/15/19	17,360,000
Harbinger Group, Inc. (B+/B2)
9,000,000	7.875		07/15/19	9,855,000
Harbinger Group, Inc. (CCC+/Caa2)
6,250,000	7.750		01/15/22	6,406,250
International Lease Finance Corp. (BB+/Ba2)
5,000,000	8.750		03/15/17	5,806,250
International Lease Finance Corp. (BBB-/Ba1)(a)
4,900,000	7.125		09/01/18	5,671,750
International Lease Finance Corp. (BB+/Ba2)
15,550,000	5.875		04/01/19	17,066,125
8,450,000	6.250		05/15/19	9,442,875
3,000,000	4.625		04/15/21	3,090,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B/B1)(a)
9,150,000	7.375		04/01/20	9,607,500
4,500,000	6.875		04/15/22	4,561,875
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
8,000,000	6.875		06/01/20	8,100,000
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)
7,700,000	6.500		08/01/18	7,911,750
5,200,000	7.875		10/01/20	5,479,500
14,450,000	6.500		07/01/21	14,468,062
Provident Funding Associates LP/PFG Finance Corp. (B+/Ba3)(a)
3,000,000	10.125		02/15/19	3,247,500
Rialto Holdings LLC/Rialto Corp. (B/B2)(a)
11,300,000	7.000		12/01/18	11,836,750
SLM Corp. (BB/Ba3)
7,000,000	8.450		06/15/18	8,266,317
15,900,000	5.500		01/15/19	16,910,154
10,000,000	4.875		06/17/19	10,328,330
12,000,000	8.000		03/25/20	13,911,604
5,350,000	6.125		03/25/24	5,419,401
1,200,000	5.625		08/01/33	1,042,434
Speedy Cash, Inc. (B/Caa1)(a)
13,500,000	10.750		05/15/18	13,668,750
Synovus Financial Corp. (BB-/B1)
4,650,000	7.875		02/15/19	5,324,250

				304,353,177

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food – 1.8%
B&G Foods, Inc. (BB-/B1)
	$12,300,000	4.625%		06/01/21	$ 12,269,250
Bumble Bee Holdco SCA (CCC+/Caa2)(a)(c)
	8,875,000	9.625%		03/15/18	9,274,375
Cott Beverages, Inc. (B+/B3)(a)
	9,700,000	5.375		07/01/22	9,724,250
Post Holdings, Inc. (B/B2)
	16,550,000	6.750	(a)	12/01/21	17,543,000
	8,800,000	7.375		02/15/22	9,526,000
	2,250,000	7.375	(a)	02/15/22	2,435,625
	6,050,000	6.000	(a)	12/15/22	6,171,000
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(a)
	6,732,000	9.000		11/01/19	7,371,540
TreeHouse Foods, Inc. (BB/Ba2)
	3,950,000	4.875		03/15/22	4,038,875
Wells Enterprises, Inc. (B+/B3)(a)
	9,196,000	6.750		02/01/20	9,621,315

					87,975,230

Gaming – 4.7%
Caesars Entertainment Operating Co., Inc. (CCC-/Caa2)
	2,000,000	11.250		06/01/17	1,825,000
Caesars Entertainment Operating Co., Inc. (C/NR)
	11,000,000	10.000		12/15/18	4,180,000
Caesars Entertainment Operating Co., Inc. (CCC-/Caa2)
	41,050,000	9.000		02/15/20	34,217,187
Churchill Downs, Inc. (BB/B1)(a)
	10,000,000	5.375		12/15/21	10,225,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/B3)(a)
	10,700,000	10.500		07/01/19	11,556,000
Gala Electric Casinos PLC (CCC+/Caa2)
GBP	1,000,000	11.500		06/01/19	1,870,423
Gala Group Finance PLC (B+/B2)
	3,060,000	8.875		09/01/18	5,577,490
GLP Capital LP/GLP Financing II, Inc. (BBB-/Ba1)(a)
	$17,000,000	4.875		11/01/20	17,552,500
	15,000,000	5.375		11/01/23	15,487,500
Greektown Holdings LLC/Greektown Mothership Corp. (B-/B3)(a)
	2,150,000	8.875		03/15/19	2,198,375
Marina District Finance Co., Inc. (B+/B2)
	5,000,000	9.875		08/15/18	5,262,500
MGM Resorts International (B+/B3)
	11,700,000	6.875		04/01/16	12,694,500
	10,000,000	10.000		11/01/16	11,800,000
	24,750,000	6.750		10/01/20	27,596,250
	25,000,000	6.625		12/15/21	27,875,000
	11,650,000	7.750		03/15/22	13,659,625
Mohegan Tribal Gaming Authority (CCC/NR)(a)
	1,555,000	11.000		09/15/18	1,558,888
River Cree Enterprises LP (B-/NR)(a)
CAD	7,200,000	11.000		01/20/21	7,238,799
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	$10,400,000	5.875		05/15/21	10,400,000
Wynn Macau Ltd. (BB/Ba2)(a)
	10,000,000	5.250		10/15/21	10,300,000

					233,075,037

Health Care - Medical Products – 0.9%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
	5,000,000	9.750		10/15/17	5,250,000
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
	2,000,000	7.750		04/15/18	2,100,000
	10,000,000	9.875		04/15/18	10,800,000
Fresenius Medical Care US Finance II, Inc. (BB+/Ba2)(a)
	4,505,000	5.875		01/31/22	4,966,763

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – (continued)
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)(a)
$8,650,000	5.625%	07/31/19	$ 9,406,875
4,550,000	5.750	02/15/21	4,982,250
Fresenius US Finance II, Inc. (BB+/Ba1)(a)
5,450,000	4.250	02/01/21	5,531,750

			43,037,638

Health Care - Pharmaceuticals(a) – 0.6%
Valeant Pharmaceuticals International, Inc. (B/B1)
25,000,000	6.375	10/15/20	26,562,500
1,000,000	5.625	12/01/21	1,027,500
50,000	7.250	07/15/22	54,375

			27,644,375

Health Care - Services – 5.3%
CHS/Community Health Systems, Inc. (BB/Ba2)(a)
5,000,000	5.125	08/01/21	5,137,500
CHS/Community Health Systems, Inc. (B-/B3)(a)
29,000,000	6.875	02/01/22	30,776,250
Community Health Systems, Inc. (BB/Ba2)
15,000,000	5.125	08/15/18	15,731,250
Crimson Merger Sub, Inc. (CCC+/Caa1)(a)
21,000,000	6.625	05/15/22	20,895,000
Envision Healthcare Corp. (B/B3)(a)
4,700,000	5.125	07/01/22	4,741,125
HCA Holdings, Inc. (B-/B3)
4,750,000	6.250	02/15/21	5,094,375
HCA, Inc. (BB/Ba3)
3,000,000	3.750	03/15/19	3,033,750
35,000,000	6.500	02/15/20	39,287,500
12,000,000	7.250	09/15/20	12,840,000
HCA, Inc. (B-/B3)
38,500,000	7.500	02/15/22	44,467,500
HCA, Inc. (BB/Ba3)
10,000,000	5.000	03/15/24	10,137,500
LifePoint Hospitals, Inc. (BB-/Ba2)(a)
16,000,000	5.500	12/01/21	16,800,000
MPH Acquisition Holdings LLC (CCC+/Caa1)(a)
5,300,000	6.625	04/01/22	5,551,750
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
19,500,000	6.875	05/01/21	21,303,750
14,200,000	6.375	02/15/22	15,300,500
Radiation Therapy Services, Inc. (CCC/Caa2)
12,000,000	9.875	04/15/17	10,980,000

			262,077,750

Home Construction – 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B-/Caa1)(a)
3,050,000	6.875	02/15/21	3,050,000
Beazer Homes USA, Inc. (CCC/Caa2)
4,300,000	7.500	09/15/21	4,558,000
2,200,000	7.250	02/01/23	2,282,500
Brookfield Residential Properties, Inc. (BB-/B2)(a)
10,000,000	6.500	12/15/20	10,608,000
4,450,000	6.125	07/01/22	4,606,640
Century Communities, Inc. (B/B3)(a)
3,150,000	6.875	05/15/22	3,224,813
CPG Merger Sub LLC (CCC+/Caa2)(a)
5,700,000	8.000	10/01/21	6,013,500
D.R. Horton, Inc. (BB/Ba1)
5,000,000	3.750	03/01/19	5,025,000
3,000,000	4.750	02/15/23	3,000,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – (continued)
Lennar Corp. (BB-/Ba3)
$2,000,000	6.950%	06/01/18	$ 2,255,000
7,600,000	4.500	06/15/19	7,790,000
3,000,000	4.750	11/15/22	2,970,000
Meritage Homes Corp. (BB-/Ba3)
5,000,000	7.150	04/15/20	5,575,000
5,000,000	7.000	04/01/22	5,487,500
Ryland Group Co. (BB-/B1)
5,950,000	5.375	10/01/22	5,905,375
Standard Pacific Corp. (B+/B2)
6,000,000	6.250	12/15/21	6,420,000
The Ryland Group, Inc. (BB-/B1)
6,000,000	0.250	06/01/19	5,509,848
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875	02/15/22	5,456,250
5,850,000	4.375	04/15/23	5,754,937
Weyerhaeuser Real Estate Co. (BB-/B1)(a)
6,250,000	4.375	06/15/19	6,250,000
5,400,000	5.875	06/15/24	5,548,500
William Lyon Homes, Inc. (B-/B3)
9,000,000	8.500	11/15/20	10,035,000
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (B/B3)(a)
4,100,000	6.750	12/15/21	4,182,000

			121,507,863

Life Insurance(a) – 0.1%
Fidelity & Guaranty Life Holdings, Inc. (BB-/B1)
3,700,000	6.375	04/01/21	3,968,250

Lodging – 0.5%
Felcor Lodging LP (B-/B2)
7,300,000	5.625	03/01/23	7,519,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (B/B3)(a)
8,050,000	5.625	10/15/21	8,553,125
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(a)(c)
7,452,210	10.625	05/01/19	8,644,564

			24,716,689

Machinery – 0.4%
Constellation Enterprises LLC (B/B3)(a)
10,370,000	10.625	02/01/16	9,488,550
Dresser-Rand Group, Inc. (B+/Ba3)
8,000,000	6.500	05/01/21	8,590,000

			18,078,550

Media - Broadcasting & Radio – 2.2%
Clear Channel Communications, Inc. (CCC-/Ca)(c)
6,609,035	11.000	08/01/16	6,650,341
Clear Channel Communications, Inc. (CCC+/Caa1)
11,000,000	9.000	12/15/19	11,728,750
Clear Channel Communications, Inc. (CCC-/NR)(c)
2,000,000	14.000	02/01/21	2,060,000
Entercom Radio LLC (B-/Caa1)
10,000,000	10.500	12/01/19	11,350,000
Gannett Co., Inc. (BB+/Ba1)(a)
7,000,000	5.125	07/15/20	7,210,000
Nexstar Broadcasting, Inc. (B/Caa1)
12,000,000	6.875	11/15/20	12,930,000
Sirius XM Radio, Inc. (BB/B1)(a)
400,000	4.250	05/15/20	394,500
3,900,000	5.875	10/01/20	4,124,250
8,850,000	5.750	08/01/21	9,292,500
9,750,000	6.000	07/15/24	10,140,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio – (continued)
Univision Communications, Inc. (CCC+/Caa2)(a)
	$10,000,000	8.500%		05/15/21	$ 11,087,500
Univision Communications, Inc. (B+/B2)(a)
	16,506,000	6.750		09/15/22	18,280,395
	4,200,000	5.125		05/15/23	4,446,750

					109,694,986

Media - Cable – 4.6%
Adelphia Communications Corp. (NR/NR)(b)
	2,000,000	10.250		06/15/49	14,000
Cablevision Systems Corp. (B/B1)
	6,000,000	7.750		04/15/18	6,780,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	5,500,000	7.375		06/01/20	6,001,875
	10,000,000	6.500		04/30/21	10,650,000
	12,150,000	6.625		01/31/22	13,076,437
	11,000,000	5.750		09/01/23	11,275,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)(a)
	22,150,000	5.125		12/15/21	22,066,937
CSC Holdings LLC (BB/Ba2)
	1,561,000	7.875		02/15/18	1,804,906
	5,100,000	8.625		02/15/19	6,069,000
	7,650,000	6.750		11/15/21	8,453,250
	7,000,000	5.250	(a)	06/01/24	6,903,750
DISH DBS Corp. (BB-/Ba3)
	5,400,000	4.250		04/01/18	5,616,000
	800,000	7.875		09/01/19	949,000
	25,000,000	6.750		06/01/21	28,500,000
Harron Communications LP/Harron Finance Corp. (B-/Caa1)(a)
	6,730,000	9.125		04/01/20	7,503,950
Lynx II Corp. (B/B2)(a)
	4,000,000	6.375		04/15/23	4,345,000
Midcontinent Communications & Midcontinent Finance Corp. (B-/B3)(a)
	7,500,000	6.250		08/01/21	7,800,000
Numericable Group SA (B+/Ba3)(a)
	19,400,000	6.000		05/15/22	20,180,850
	2,000,000	6.250		05/15/24	2,087,500
UPC Holding BV (B/B2)
EUR	5,000,000	8.375		08/15/20	7,479,803
	5,000,000	6.375		09/15/22	7,462,687
CHF	12,350,000	6.750	(a)	03/15/23	15,447,388
Virgin Media Secured Finance PLC (BB-/Ba3)(a)
	$16,000,000	5.375		04/15/21	16,800,000
VTR Finance BV (B+/B1)(a)
	10,000,000	6.875		01/15/24	10,650,000

					227,917,333

Media - Diversified – 0.3%
Videotron Ltd. (BB/Ba2)
	8,450,000	5.000		07/15/22	8,671,813
	8,000,000	5.375	(a)	06/15/24	8,209,600

					16,881,413

Media - Non Cable(a) – 0.3%
Griffey Intermediate, Inc./Griffey Finance Sub LLC (CCC+/Caa2)
	14,000,000	7.000		10/15/20	12,635,000

Metals – 0.9%
AK Steel Corp. (B-/Caa1)
	12,000,000	7.625		05/15/20	12,360,000
ArcelorMittal (BB+/Ba1)
	4,500,000	6.000		03/01/21	4,860,000
	10,000,000	6.750		02/25/22	11,187,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals – (continued)
Commercial Metals Co. (BB+/Ba2)
	$7,792,000	4.875%	05/15/23	$ 7,577,720
Steel Dynamics, Inc. (BB+/Ba2)
	8,650,000	5.250	04/15/23	8,952,750

				44,937,970

Mining(a) – 0.5%
Calcipar SA (BB/Ba3)
	7,005,000	6.875	05/01/18	7,407,787
Magnetation LLC/Mag Finance Corp. (B-/B3)
	4,450,000	11.000	05/15/18	4,861,625
New Gold, Inc. (BB-/B2)
	1,098,000	7.000	04/15/20	1,167,943
	8,600,000	6.250	11/15/22	8,907,880

				22,345,235

Packaging – 2.7%
ARD Finance SA (CCC+/WR)(a)(c)
	993,409	11.125	06/01/18	1,052,940
Ardagh Finance Holdings SA (CCC+/Caa2)(a)(c)
	7,000,000	8.625	06/15/19	7,210,000
Ardagh Glass Finance PLC (CCC+/Caa1)
EUR	6,000,000	8.750	02/01/20	8,749,829
Ardagh Packaging Finance PLC (CCC+/Caa1)(a)
	$1,550,000	6.250	01/31/19	1,594,563
	11,375,000	9.125	10/15/20	12,578,469
Ardagh Packaging Finance PLC (NR/Caa1)(a)
	1,332,353	7.000	11/15/20	1,378,985
Ardagh Packaging Finance PLC (CCC+/Caa1)(a)
	2,350,000	6.000	06/30/21	2,347,062
Ball Corp. (BB+/Ba1)
	1,500,000	5.750	05/15/21	1,599,375
	6,900,000	5.000	03/15/22	7,081,125
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	37,000,000	9.000	04/15/19	39,173,750
Reynolds Group Issuer, Inc. (B+/B1)
	5,000,000	7.875	08/15/19	5,437,500
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	14,000,000	9.875	08/15/19	15,505,000
Reynolds Group Issuer, Inc. (B+/B1)
	9,100,000	5.750	10/15/20	9,589,125
	1,625,000	6.875	02/15/21	1,755,000
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	4,000,000	8.250	02/15/21	4,350,000
Sealed Air Corp. (BB/B1)(a)
	6,800,000	6.500	12/01/20	7,650,000
	5,450,000	8.375	09/15/21	6,240,250

				133,292,973

Paper – 0.1%
Clearwater Paper Corp. (BB/Ba2)
	6,364,000	7.125	11/01/18	6,666,290
	650,000	4.500	02/01/23	628,875
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375	07/15/14	—

				7,295,165

Printing – 0.6%
Logo Merger Sub Corp. (CCC+/Caa1)(a)
	15,700,000	8.375	10/15/20	16,602,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Printing – (continued)
McGraw-Hill Global Education Holdings LLC/McGraw-Hil Global Education Finance (B+/B2)
$5,800,000	9.750%		04/01/21	$ 6,655,500
RR Donnelley & Sons Co. (BB-/Ba3)
5,650,000	7.875		03/15/21	6,455,125

				29,713,375

Publishing(a) – 1.0%
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
3,850,000	5.000		04/15/22	3,883,687
ProQuest LLC/ProQuest Notes Co. (B/Caa1)
18,800,000	9.000		10/15/18	19,881,000
The Nielsen Co Luxembourg SARL (BB/B1)
6,400,000	5.500		10/01/21	6,640,000
Time, Inc. (BB/B1)
18,000,000	5.750		04/15/22	18,045,000

				48,449,687

Real Estate – 0.5%
CB Richard Ellis Services, Inc. (BB/Ba1)
5,000,000	5.000		03/15/23	5,037,500
DuPont Fabros Technology LP (BB/Ba1)
14,000,000	5.875		09/15/21	14,665,000
istar Financial, Inc. (B+/B3)
4,300,000	4.000		11/01/17	4,310,750
Starwood Property Trust, Inc. (BB-/NR)
2,550,000	4.550		03/01/18	2,858,729

				26,871,979

Retailers – 1.8%
American Apparel, Inc. (CCC-/NR)
5,000,000	13.000		04/15/20	4,800,000
Claire’s Stores, Inc. (CCC/Caa2)
7,000,000	8.875		03/15/19	6,090,000
Claire’s Stores, Inc. (B-/B2)(a)
1,200,000	9.000		03/15/19	1,249,500
4,000,000	6.125		03/15/20	3,770,000
Claire’s Stores, Inc. (CCC/Caa2)(a)
7,000,000	7.750		06/01/20	5,092,500
L Brands, Inc. (BB+/Ba1)
10,337,000	6.625		04/01/21	11,758,337
7,050,000	5.625		02/15/22	7,631,625
Neiman Marcus Group Ltd., Inc. (CCC+/Caa2)(a)
21,000,000	8.000		10/15/21	22,627,500
16,000,000	8.750	(c)	10/15/21	17,440,000
The Men’s Wearhouse, Inc. (B-/B2)(a)
2,750,000	7.000		07/01/22	2,873,750
The William Carter Co. (BB+/Ba2)(a)
8,000,000	5.250		08/15/21	8,320,000

				91,653,212

Retailers - Food & Drug – 0.6%
Rite Aid Corp. (CCC+/Caa1)
23,000,000	6.750		06/15/21	24,868,750
The Pantry, Inc. (B+/Caa1)
3,700,000	8.375		08/01/20	3,996,000

				28,864,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services – 1.2%
Ceridian LLC/Comdata, Inc. (CCC/Caa2)(a)
	$4,000,000	8.125%		11/15/17	$ 4,020,000
CoreLogic, Inc. (B+/B1)
	13,000,000	7.250		06/01/21	14,072,500
Sabre, Inc. (B+/Ba3)(a)
	7,000,000	8.500		05/15/19	7,752,500
Sitel LLC/Sitel Finance Corp. (B/B2)(a)
	5,000,000	11.000		08/01/17	5,312,500
Sitel LLC/Sitel Finance Corp. (B-/Caa2)
	5,000,000	11.500		04/01/18	4,925,000
SPL Logistics Escrow LLC (B/B2)(a)
	15,000,000	8.875		08/01/20	16,800,000
WEX, Inc. (BB/Ba3)(a)
	8,900,000	4.750		02/01/23	8,588,500

					61,471,000

Services Cyclical - Rental Equipment – 2.2%
Ahern Rentals, Inc. (B/Caa1)(a)
	7,000,000	9.500		06/15/18	7,717,500
Algeco Scotsman Global Finance PLC (B/B2)(a)
	18,500,000	8.500		10/15/18	19,679,375
Algeco Scotsman Global Finance PLC (CCC+/Caa1)(a)
	20,000,000	10.750		10/15/19	20,737,500
Emeco Pty Ltd. (BB-/Ba3)(a)
	12,250,000	9.875		03/15/19	12,556,250
Europcar Groupe SA (B-/Caa1)
EUR	4,000,000	11.500	(a)	05/15/17	6,292,209
	1,000,000	11.500		05/15/17	1,573,052
HDTFS, Inc. (B/B2)
	$7,900,000	6.250		10/15/22	8,403,625
Jurassic Holdings III, Inc. (B-/Caa1)(a)
	8,650,000	6.875		02/15/21	8,801,375
The Hertz Corp. (B/B2)
	3,400,000	5.875		10/15/20	3,565,750
United Rentals North America, Inc. (BB-/B2)
	11,000,000	7.375		05/15/20	12,127,500
	7,000,000	5.750		11/15/24	7,280,000

					108,734,136

Technology - Hardware – 1.8%
Advanced Micro Devices, Inc. (B/B2)(a)
	6,850,000	6.750		03/01/19	7,278,125
Alcatel-Lucent USA, Inc. (CCC+/B3)(a)
	4,000,000	8.875		01/01/20	4,540,000
	12,000,000	6.750		11/15/20	12,840,000
Alcatel-Lucent USA, Inc. (CCC+/WR)
	8,000,000	6.450		03/15/29	7,940,000
Ancestry.com, Inc. (CCC+/B3)
	5,000,000	11.000		12/15/20	5,862,500
CommScope Holding Co., Inc. (B/B3)(a)(c)
	6,500,000	6.625		06/01/20	6,955,000
CommScope, Inc. (B+/B2)(a)
	5,100,000	5.000		06/15/21	5,189,250
	3,400,000	5.500		06/15/24	3,459,500
EN Germany Holdings BV (CCC+/B3)
EUR	5,850,000	10.750		11/15/15	8,032,435
Freescale Semiconductor, Inc. (B/B1)(a)
	$9,850,000	6.000		01/15/22	10,514,875
IAC/InterActiveCorp. (BB+/Ba1)
	3,000,000	4.750		12/15/22	2,955,000
NCR Corp. (BB/Ba3)
	600,000	4.625		02/15/21	606,000
	7,011,000	5.000		07/15/22	7,098,638

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
NCR Escrow Corp. (BB/Ba3)(a)
$6,500,000	6.375%		12/15/23	$ 7,052,500

				90,323,823

Technology - Software/Services – 3.5%
BMC Software Finance, Inc. (CCC+/Caa1)(a)
13,250,000	8.125		07/15/21	13,614,375
Boxer Parent Co., Inc. (CCC+/Caa2)(a)(c)
10,950,000	9.000		10/15/19	10,703,625
CyrusOne LP/CyrusOne Finance Corp. (B+/B2)
11,355,000	6.375		11/15/22	12,249,206
Equinix, Inc. (BB/Ba3)
5,750,000	4.875		04/01/20	5,908,125
8,331,000	7.000		07/15/21	9,216,169
9,050,000	5.375		04/01/23	9,276,250
First Data Corp. (B+/B1)(a)
25,000,000	6.750		11/01/20	27,125,000
First Data Corp. (B-/Caa1)
5,000,000	8.250	(a)	01/15/21	5,475,000
10,000,000	11.250		01/15/21	11,675,000
4,000,000	12.625		01/15/21	4,930,000
28,000,000	8.750	(a)(c)	01/15/22	30,940,000
First Data Holdings, Inc. (NR/NR)(a)(c)
9,000,000	14.500		09/24/19	9,990,000
Infor Software Parent LLC/Infor Software Parent, Inc. (CCC+/Caa1)(a)(c)
7,850,000	7.125		05/01/21	8,046,250
Nuance Communications, Inc. (BB-/B1)(a)
11,900,000	5.375		08/15/20	12,316,500

				171,465,500

Telecommunications – 3.2%
CenturyLink, Inc. (BB/Ba2)
4,650,000	5.625		04/01/20	4,929,000
Frontier Communications Corp. (BB-/Ba2)
27,500,000	8.250		04/15/17	31,968,750
3,200,000	8.125		10/01/18	3,744,000
27,000,000	8.500		04/15/20	31,860,000
Level 3 Communications, Inc. (B-/Caa2)
7,200,000	8.875		06/01/19	7,875,000
Level 3 Financing, Inc. (B-/B3)
5,700,000	8.125		07/01/19	6,220,125
5,000,000	7.000		06/01/20	5,456,250
7,100,000	6.125	(a)	01/15/21	7,605,875
Telecom Italia Capital SA (BB+/Ba1)
2,750,000	6.999		06/04/18	3,164,149
1,950,000	7.175		06/18/19	2,256,540
4,100,000	7.721		06/04/38	4,715,000
Telecom Italia SpA (BB+/Ba1)(a)
19,950,000	5.303		05/30/24	19,986,708
Windstream Corp. (B/B1)
6,325,000	7.875		11/01/17	7,273,750
5,050,000	7.750		10/15/20	5,441,375
6,200,000	7.750		10/01/21	6,742,500
3,150,000	7.500		06/01/22	3,421,688
4,350,000	6.375		08/01/23	4,415,250

				157,075,960

Telecommunications - Cellular – 7.5%
Altice Financing SA (BB-/B1)(a)
8,100,000	6.500		01/15/22	8,707,500
Altice Finco SA (B-/B3)(a)
3,200,000	9.875		12/15/20	3,688,000
6,000,000	8.125		01/15/24	6,630,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – (continued)
Crown Castle International Corp. (BB-/B1)
	$5,000,000	4.875%	04/15/22	$ 5,162,500
	7,850,000	5.250	01/15/23	8,193,438
Matterhorn Financing & CY SCA (CCC+/NR)(a)(c)
EUR	6,100,000	9.000	04/15/19	8,602,729
SBA Communications Corp. (B/B3)(a)
	$11,450,000	4.875	07/15/22	11,364,125
SBA Telecommunications, Inc. (B+/B3)
	7,400,000	5.750	07/15/20	7,862,500
Softbank Corp. (BB+/Ba1)(a)
	37,000,000	4.500	04/15/20	37,578,310
Sprint Capital Corp. (BB-/B1)
	14,000,000	6.900	05/01/19	15,435,000
	18,000,000	8.750	03/15/32	20,745,000
Sprint Communications, Inc. (BB-/B1)
	24,600,000	8.375	08/15/17	28,720,500
Sprint Communications, Inc. (BB+/Ba2)(a)
	15,450,000	9.000	11/15/18	18,733,125
	8,000,000	7.000	03/01/20	9,220,000
Sprint Communications, Inc. (BB-/B1)
	11,350,000	7.000	08/15/20	12,485,000
Sprint Corp. (BB-/B1)(a)
	19,000,000	7.250	09/15/21	20,900,000
	18,000,000	7.875	09/15/23	20,025,000
Sprint Nextel Corp. (BB-/B1)
	10,000,000	11.500	11/15/21	13,550,000
T-Mobile USA, Inc. (BB/Ba3)
	9,050,000	6.542	04/28/20	9,774,000
	15,000,000	6.250	04/01/21	15,993,750
	2,600,000	6.633	04/28/21	2,821,000
	9,750,000	6.125	01/15/22	10,359,375
	9,650,000	6.731	04/28/22	10,422,000
	1,050,000	6.625	04/01/23	1,139,250
Wind Acquisition Finance SA (BB/Ba3)(a)
	10,000,000	7.250	02/15/18	10,547,500
Wind Acquisition Finance SA (NR/Ba3)(a)
	17,800,000	4.750	07/15/20	17,889,000
Wind Acquisition Finance SA (B/Caa1)(a)
	35,000,000	7.375	04/23/21	37,485,000

				374,033,602

Telecommunications - Satellites – 1.8%
Inmarsat Finance PLC (BB+/Ba2)(a)
	6,550,000	4.875	05/15/22	6,612,771
Intelsat Jackson Holdings SA (B+/B3)
	10,100,000	7.500	04/01/21	11,072,125
Intelsat Jackson Holdings SA (B-/Caa1)
	14,900,000	6.625	12/15/22	15,551,875
Intelsat Jackson Holdings SA (B+/B3)
	9,000,000	5.500	08/01/23	8,955,000
Intelsat Luxembourg SA (B-/Caa2)
	4,550,000	6.750	06/01/18	4,828,687
	27,000,000	7.750	06/01/21	28,620,000
	13,000,000	8.125	06/01/23	14,040,000

				89,680,458

Telecommunications-Wireless(a) – 0.7%
Mobile Challenger Intermediate Group SA (B-/NR)(c)
CHF	9,300,000	8.750	03/15/19	10,747,016
Sabine Pass Liquefaction LLC (BB+/Ba3)
	$11,000,000	6.250	03/15/22	11,935,000
	10,950,000	5.750	05/15/24	11,442,750

				34,124,766

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Textiles & Apparel(a) – 0.1%
Quiksilver, Inc. (CCC+/B2)
$6,550,000	7.875%	08/01/18	$ 6,664,625

Tobacco – 0.2%
Vector Group Ltd. (B+/Ba3)
9,100,000	7.750	02/15/21	9,691,500

Transportation(a) – 0.7%
Aguila 3 SA (B/B2)
20,000,000	7.875	01/31/18	21,176,000
Jack Cooper Holdings Corp. (CCC+/B2)
4,350,000	9.250	06/01/20	4,785,000
Watco Cos LLC/Watco Finance Corp. (CCC+/B3)
10,000,000	6.375	04/01/23	10,200,000

			36,161,000

Utilities - Distribution – 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
8,100,000	6.750	05/20/20	8,788,500

Utilities - Electric – 0.8%
Calpine Corp. (BB-/B1)(a)
7,996,000	7.500	02/15/21	8,685,655
6,550,000	6.000	01/15/22	7,065,813
NRG Energy, Inc. (BB-/B1)
7,000,000	7.625	01/15/18	8,032,500
5,450,000	6.625	03/15/23	5,899,625
WESCO Distribution, Inc. (B+/B1)(a)
8,000,000	5.375	12/15/21	8,200,000

			37,883,593

Utilities - Pipelines – 0.4%
Kinder Morgan, Inc. (BB/Ba2)(a)
6,250,000	5.000	02/15/21	6,453,125
Regency Energy Partners LP (BB/Ba3)
3,000,000	5.750	09/01/20	3,240,000
5,000,000	6.500	07/15/21	5,450,000
1,800,000	5.500	04/15/23	1,890,000
Regency Energy Partners LP/Regency Energy Finance Corp. (BB/Ba3)
3,700,000	5.875	03/01/22	4,019,125

			21,052,250

TOTAL CORPORATE OBLIGATIONS			$ 4,458,886,923

U.S. Treasury Obligations – 1.7%
United States Treasury Bond
$18,200,000	3.375%	05/15/44	$ 18,323,033
United States Treasury Notes
8,800,000	1.625	04/30/19	8,816,544
2,900,000	1.500	05/31/19	2,885,268
19,600,000	1.625	06/30/19	19,599,216
21,100,000	2.250	04/30/21	21,307,624
14,500,000	2.125	06/30/21	14,496,665

TOTAL U.S. TREASURY OBLIGATIONS			$ 85,428,350

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Senior Term Loans(e) – 5.1%
Consumer Products - Industrial – 0.8%
Atkore International, Inc. (B/B3)
$14,095,450	4.500%		04/09/21	$ 14,083,751
Atkore International, Inc. (CCC+/Caa2)
6,175,000	7.750		10/09/21	6,198,156
CPM Acquisition Corp. (B+/B1)
10,116,625	6.250		08/29/17	10,158,811
CPM Acquisition Corp. (B/Caa1)
7,570,000	10.250		03/01/18	7,674,087

				38,114,805

Food & Beverages – 0.8%
Performance Food Group, Inc. (CCC+/B3)
17,920,980	6.250		11/14/19	18,089,079
Shearer’s Foods, Inc. (NR/NR)
10,400,000	4.500		06/18/21	10,413,000
9,600,000	7.750		05/29/22	9,672,000

				38,174,079

Gaming – 0.2%
Marina District Finance Co., Inc. (B+/B2)
9,203,750	6.750		08/15/18	9,304,347

Health Care - Services – 0.4%
American Renal Holdings, Inc. (CCC+/Caa1)
20,000,000	8.500		03/20/20	20,000,000
Arysta Lifescience Corp. (CCC+/Caa1)
2,750,000	8.250		11/30/20	2,791,250

				22,791,250

Home Construction – 0.8%
Easton Bell Sports, Inc. (NR/NR)
10,436,100	6.500		04/15/21	10,514,371
7,600,000	10.250		04/14/22	7,638,000
Weyerhaeuser Real Estate Co. (NR/NR)
21,300,000	0.000	(f)	04/02/15	21,300,000

				39,452,371

Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc. (CCC+/Caa1)
7,834,056	3.800		01/29/16	7,778,591
14,026,871	6.900		01/30/19	13,949,162

				21,727,753

Media - Non Cable – 0.7%
Affinion Group, Inc. (B/WR)
2,793,000	6.750		04/30/18	2,803,474
Affinion Group, Inc. (CCC/B3)
5,650,000	8.500		10/12/18	5,657,063
Getty Images, Inc. (B/B2)
8,931,990	4.750		10/18/19	8,624,372
Renaissance Learning, Inc. (B-/B1)
7,185,541	4.500		04/09/21	7,176,559
Renaissance Learning, Inc. (CCC/Caa2)
12,047,700	8.000		04/01/22	11,987,461

				36,248,929

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(e) – (continued)
Retail – 0.1%
Doosan Infracore Co., Ltd. (BB-/Ba3)
$4,700,000	4.500%	05/28/21	$ 4,735,250

Retailers – 0.6%
BJ’s Wholesale Club, Inc. (CCC/Caa2)
11,950,000	8.500	03/26/20	12,226,403
The Hillman Group, Inc. (B/B1)
2,050,000	4.500	06/30/21	2,057,688
True Religion Apparel, Inc. (B-/B3)
8,507,250	5.875	07/30/19	7,970,272
True Religion Apparel, Inc. (CCC/Caa2)
6,825,000	11.000	01/29/20	6,483,750

			28,738,113

Services Cyclical - Consumer Services – 0.2%
Weight Watchers International, Inc. (B+/B1)
10,374,142	4.000	04/02/20	8,214,142

Services Cyclical - Rental Equipment – 0.1%
Maxim Crane Works LP (B/Caa2)
6,975,000	10.250	11/26/18	7,120,289

TOTAL SENIOR TERM LOANS			$ 254,621,328

Shares	Rate	Value
Preferred Stock(c)(g) – 0.1%
Media - Broadcasting & Radio – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$ 3,285,260

Shares	Description	Value
Common Stocks – 0.6%
75,000	Axiall Corp.	$ 3,545,250
40	Dawn Holdings, Inc.(b)	—
125,074	General Motors Co.	4,540,186
558,471	Houghton Mifflin Harcourt Co.(b)	10,700,304
76,163	Intelsat SA(b)	1,434,911
4,578	Lear Corp.	408,907
6,719	Masonite International Corp.(b)	377,990
28,148	Motors Liquidation Co.(b)	720,589
21	New Cotai Class B Shares(b)	—
40,200	NewPage Holdings, Inc.	2,814,000
228	Nycomed(b)	3
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
178,374	Starwood Property Trust, Inc.	4,239,950

TOTAL COMMON STOCKS		$ 28,782,129

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Units	Description	Expiration Date	Value
Warrants(b) – 0.1%
General Motors Co. (NR/NR)
107,339		07/10/16	$ 2,856,291
107,339		07/10/19	1,992,212
Lear Corp. (NR/NR)
511		11/09/14	88,730
Lender Process Services, Inc. (NR/NR)
14,274		12/31/20	—
Masonite International Corp. (NR/NR)
22,734		06/09/16	252,847

TOTAL WARRANTS			$ 5,190,080

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$4,836,194,070

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$143,600,000	0.102%	07/01/14	$ 143,600,000

TOTAL INVESTMENTS – 100.4%			$4,979,794,070

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(20,012,651)

NET ASSETS – 100.0%			$4,959,781,419

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,002,432,352, which represents approximately 40.4% of net assets as of June 30, 2014.

(b)	Security is currently in default and/or non-income producing.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(e)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

(h)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Westpac Banking Corp.	EUR/USD	07/03/14	$4,595,815	$23,149

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/CAD	08/05/14	$7,857,211	$(6,004)
Credit Suisse International (London)	USD/CHF	07/03/14	22,408,418	(273,794)
Merrill Lynch International	USD/GBP	07/03/14	13,402,693	(286,840)
UBS AG (London)	USD/CAD	07/03/14	7,863,950	(141,376)
	USD/EUR	07/03/14	81,708,205	(542,424)

TOTAL				$(1,250,438)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(844)	September 2016	$(207,381,350)	$(356,565)
Eurodollars	(1,643)	December 2016	(402,637,688)	(1,091,349)
Eurodollars	(1,056)	March 2017	(258,231,600)	(370,891)
Eurodollars	(821)	June 2017	(200,354,787)	(181,749)
Ultra Long U.S. Treasury Bonds	(94)	September 2014	(14,094,125)	(42,817)
5 Year German Euro-Bobl	(248)	September 2014	(43,511,215)	(265,336)
10 Year German Euro-Bund	(33)	September 2014	(6,642,928)	(93,146)
10 Year U.K. Long Gilt	(36)	September 2014	(6,772,214)	(690)
2 Year U.S. Treasury Notes	1,064	September 2014	233,647,750	(134,408)
5 Year U.S. Treasury Notes	(2,237)	September 2014	(267,234,118)	459,580
10 Year U.S. Treasury Notes	(2,040)	September 2014	(255,350,625)	253,520
20 Year U.S. Treasury Bonds	420	September 2014	57,618,750	(271,283)

TOTAL				$(2,095,134)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,782,945,153

Gross unrealized gain	262,089,170
Gross unrealized loss	(65,240,253)

Net unrealized security gain	$196,848,917

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 80.0%
Aerospace – 1.4%
Silver II US Holdings LLC (B+/B1)
$24,442,887	4.000%	12/13/19	$24,364,425
Transdigm, Inc. (B/Ba3)
2,315,126	3.500	02/14/17	2,321,886
25,703,994	3.750	02/28/20	25,607,604
11,200,000	3.750	06/04/21	11,144,000

			63,437,915

Airlines – 3.4%
Air Canada (BB-/B1)
4,824,807	5.500	09/20/19	4,921,303
Atlantic Aviation FBO, Inc. (BB-/Ba3)
14,160,347	3.250	06/01/20	14,124,946
Continental Airlines, Inc. (BB-/Ba2)
30,995,510	3.500	04/01/19	30,884,856
Delta Air Lines, Inc. (BB+/Ba1)
24,403,571	3.500	04/20/17	24,386,244
Delta Air Lines, Inc. (BB/Ba1)
65,934,197	3.500	10/18/18	65,839,911
Flying Fortress, Inc. (BBB-/Ba1)
5,041,667	3.500	06/30/17	5,032,239
LM U.S. Corp. Acquisition, Inc. (B-/B2)
2,950,000	4.750	10/25/19	2,950,000
LM U.S. Corp. Acquisition, Inc. (B-/B3)
4,400,000	8.250	10/26/20	4,422,000

			152,561,499

Automotive – 0.7%
Casco Automotive Group, Inc. (B+/B1)
3,354,531	6.000	11/18/18	3,362,918
Chrysler Group LLC (BB+/Ba1)
28,885,422	3.500	05/24/17	28,971,212

			32,334,130

Automotive - Distributors – 0.3%
Affinia Group, Inc. (B/B2)
1,019,236	4.750	04/27/20	1,029,428
American Tire Distributors, Inc (CCC+/B2)
5,566,875	5.750	06/01/18	5,601,668
Customer Sensors & Technologies, Inc. (NR/NR)
4,500,000	5.750	07/01/21	4,522,500
Houghton Tire & Rubber Co. (BB/Ba1)
2,619,083	4.750	04/30/19	2,632,178

			13,785,774

Automotive - Parts – 0.7%
Cooper Standard Holdings, Inc. (BB-/B1)
11,200,000	4.000	04/04/21	11,181,296
Jason, Inc. (B/B1)
9,000,000	5.500	05/21/21	9,022,500
Remy International, Inc. (BB-/B1)
5,613,481	4.250	03/05/20	5,613,481
Tomkins LLC (BB/Ba2)
5,569,129	3.750	09/29/16	5,571,412

			31,388,689

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Building Materials – 3.2%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
$48,349,745	3.500%	04/16/20	$48,183,422
Armstrong World Industries, Inc. (BB/B1)
8,745,575	3.500	03/15/20	8,752,134
CPG International, Inc. (B/B2)
14,172,308	4.750	09/30/20	14,195,975
Gyp Holdings III Corp. (B/B3)
21,600,000	4.750	04/01/21	21,492,000
Nortek, Inc. (BB-/Ba3)
5,600,000	3.750	10/30/20	5,603,360
PLY Gem Industries, Inc. (B/B2)
8,728,125	4.000	02/01/21	8,662,664
Quikrete Cos., Inc. (B+/B1)
21,056,750	4.000	09/28/20	21,063,278
Roofing Supply Group LLC (B/B3)
7,149,601	5.000	05/31/19	7,146,598
Ultima US Holdings LLC (B/B2)
5,572,000	5.500	07/02/20	5,572,000

			140,671,431

Capital Goods - Others – 0.8%
Alliance Laundry Systems LLC (B/B2)
11,697,281	4.250	12/10/18	11,752,141
Alliance Laundry Systems LLC (CCC+/Caa2)
7,410,137	9.500	12/10/19	7,521,289
USIC Holdings, Inc. (B/B2)
17,721,249	4.000	07/10/20	17,544,036

			36,817,466

Chemicals – 2.4%
American Pacific Corp. (NR/NR)
8,003,940	7.000	02/27/19	8,083,979
Eagle Spinco, Inc. (BBB-/Ba1)
4,912,813	3.500	01/27/17	4,909,767
Houghton International, Inc. (B+/B1)
4,432,500	4.000	12/20/19	4,426,959
Huntsman International LLC (BB+/Ba2)
3,500,000	4.000	10/15/20	3,498,250
PQ Corp. (B+/B2)
9,599,336	4.000	08/07/17	9,623,334
Univar, Inc. (B+/B3)
28,012,704	5.000	06/30/17	28,117,752
US Coatings Acquisition, Inc. (B+/B1)
47,664,463	4.000	02/01/20	47,636,817

			106,296,858

Consumer Products - Household & Leisure – 2.4%
Bombardier Recreational Products, Inc. (BB-/B1)
32,740,492	4.000	01/30/19	32,749,660
Jarden Corp. (BBB-/Ba1)
7,146,000	2.900	09/30/20	7,169,796
Polymer Group, Inc. (B-/B2)
18,905,767	5.250	12/19/19	19,094,825
Renfro Corp. (B/B2)
4,438,800	5.750	01/30/19	4,429,079
The Sun Products Corp. (B-/B1)
26,671,846	5.500	03/23/20	26,121,872
Visant Holding Corp. (B+/B1)
15,709,783	5.250	12/22/16	15,635,161

			105,200,393

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Consumer Products - Industrial – 2.2%
Atkore International, Inc. (B/B3)
$18,874,950	4.500%	04/09/21	$ 18,859,284
Atkore International, Inc. (CCC+/Caa2)
8,450,000	7.750	10/09/21	8,481,687
CPM Acquisition Corp. (B+/B1)
4,065,559	6.250	08/29/17	4,082,513
CPM Acquisition Corp. (B/Caa1)
1,150,000	10.250	03/01/18	1,165,812
HD Supply, Inc. (B+/B1)
41,047,481	4.000	06/28/18	41,064,721
Minimax GmbH & Co. (B/B2)
5,184,863	4.500	08/14/20	5,197,825
Southwire Co. (BB+/Ba3)
17,600,000	3.254	02/10/21	17,561,456

			96,413,298

Diversified Manufacturing – 2.2%
Crosby US Acquisition Corp. (B/B1)
28,203,275	3.196	11/23/20	28,168,021
Milacron LLC (B/B1)
9,975,000	4.000	03/30/20	9,975,000
Mirror Bidco Corp. (B/B1)
17,973,714	4.250	12/28/19	17,951,247
Rexnord LLC (BB-/B2)
41,726,107	4.000	08/21/20	41,663,518

			97,757,786

Energy – 1.4%
FTS International, Inc. (B-/B2)
7,043,636	5.750	04/16/21	7,127,315
Jonah Energy LLC (B/B3)
11,250,000	7.500	05/12/21	11,325,038
MEG Energy Corp. (BBB-/Ba1)
45,885,234	3.750	03/31/20	45,914,141

			64,366,494

Energy - Exploration & Production – 0.1%
Seventy Seven Operating LLC (BB+/Ba1)
3,675,000	3.750	06/25/21	3,691,832

Entertainment – 0.6%
Sabre, Inc. (B+/Ba3)
488,222	4.000	02/19/18	487,919
3,491,139	4.250	02/19/19	3,498,401
20,855,136	4.500	02/19/19	20,907,274
WMG Acquisition Corp. (B+/B1)
3,119,286	3.750	07/01/20	3,066,663

			27,960,257

Environmental – 0.6%
EnergySolutions LLC (BB-/B3)
20,000,000	6.750	05/29/20	20,200,000
U.S. Ecology, Inc. (BB+/Ba3)
4,500,000	4.000	06/17/21	4,522,500

			24,722,500

Finance – 1.7%
CeramTec Acquisition Corp. (B/Ba3)
2,595,244	4.250	08/28/20	2,604,976
6,452,023	4.250	08/31/20	6,476,218

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Finance – (continued)
Guggenheim Partners LLC (NR/NR)
$13,661,837	4.250%	07/22/20	$ 13,682,330
Houghton Mifflin Harcourt, Inc. (NR/B1)
29,802,885	4.250	05/22/18	29,877,392
ROC Finance LLC (BB-/B2)
1,985,000	5.000	06/20/19	1,950,263
SBA Senior Finance II LLC (BB/Ba3)
21,500,000	3.250	03/24/21	21,353,370

			75,944,549

Food & Beverages – 6.2%
Arysta Lifescience Corp. (B/B1)
6,299,429	4.500	05/29/20	6,307,303
Arysta Lifescience Corp. (CCC+/Caa1)
7,975,000	8.250	11/30/20	8,094,625
Atrium Innovations, Inc. (B/B2)
12,727,535	4.250	02/15/21	12,610,824
Atrium Innovations, Inc. (CCC+/Caa2)
7,350,000	7.750	08/13/21	7,340,813
Big Heart Pet Brands (B+/B1)
9,235,083	3.500	03/08/20	9,151,414
Blue Buffalo Co., Ltd. (BB/B1)
20,347,110	4.000	08/08/19	20,372,544
Constellation Brands, Inc. (BB+/Ba1)
36,939,981	2.750	06/05/20	37,025,313
Diamond Foods, Inc. (B-/B2)
16,508,176	4.250	08/20/18	16,487,376
Dole Food Co., Inc. (B-/B2)
7,709,000	4.500	11/01/18	7,715,398
High Liner Foods, Inc. (B+/WR)
9,650,812	4.250	04/24/21	9,650,812
HJ Heinz Co. (BB/Ba2)
70,875,656	3.500	06/05/20	71,374,620
Performance Food Group, Inc. (CCC+/B3)
34,481,571	6.250	11/14/19	34,805,008
Pinnacle Foods Finance LLC (BB-/Ba3)
24,830,420	3.250	04/29/20	24,682,927
Shearer’s Foods, Inc. (NR/NR)
6,400,000	4.500	06/18/21	6,408,000
5,950,000	7.750	05/29/22	5,994,625

			278,021,602

Food & Drug Retailers – 0.4%
Rite Aid Corp. (BB-/Ba3)
14,848,928	3.500	02/21/20	14,824,130
Rite Aid Corp. (B/B2)
500,000	5.750	08/21/20	510,470
4,000,000	4.875	06/21/21	4,043,760

			19,378,360

Gaming – 1.5%
Boyd Gaming Corp. (BB-/Ba3)
6,919,611	4.000	08/14/20	6,935,180
CCM Merger, Inc. (B+/B2)
4,246,198	5.000	03/01/17	4,256,813
CityCenter Holdings LLC (B+/B2)
14,139,066	5.000	10/16/20	14,224,325
Marina District Finance Co., Inc. (B+/B2)
19,109,486	6.750	08/15/18	19,318,353
MGM Resorts International (BB/Ba2)
10,359,824	3.500	12/20/19	10,324,186
Seminole Tribe of Florida (BBB-/Baa3)
12,775,000	3.000	04/29/20	12,748,428

			67,807,285

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care – 2.0%
Community Health Systems, Inc. (BB/Ba2)
$5,077,470	3.480%	01/25/17	$ 5,088,031
22,618,170	4.250	01/27/21	22,738,951
HCA, Inc. (BB/Ba3)
42,627,875	2.900	03/31/17	42,708,015
14,172,479	2.984	05/01/18	14,187,928
MedAssets, Inc. (BB+/Ba3)
74,127	4.000	12/13/19	73,911
VWR Funding, Inc. (B+/B1)
4,924,618	3.400	04/03/17	4,923,387

			89,720,223

Health Care - Medical Products – 0.3%
Convatec, Inc. (B+/Ba3)
2,794,150	4.000	12/22/16	2,792,977
Hologic, Inc. (BBB-/Ba2)
10,982,158	3.250	08/01/19	10,968,430

			13,761,407

Health Care - Pharmaceuticals – 1.0%
Catalent Pharma Solutions, Inc. (BB-/Ba3)
3,307,576	4.500	05/20/21	3,324,113
Grifols Worldwide Operations (BB/Ba1)
7,980,000	3.150	02/27/21	7,966,434
Mallinckrodt International Finance S.A. (BB+/Ba2)
13,241,813	3.500	03/19/21	13,241,813
PharMedium Healthcare Corp. (B/B1)
1,945,000	4.250	01/28/21	1,938,523
PharMedium Healthcare Corp. (CCC+/Caa2)
2,000,000	7.750	01/28/22	2,022,500
Salix Pharmaceuticals Ltd. (BB/Ba1)
16,381,179	4.250	01/02/20	16,488,640

			44,982,023

Health Care - Services – 3.3%
American Renal Holdings, Inc. (B/Ba3)
13,836,193	4.500	09/20/19	13,824,709
American Renal Holdings, Inc. (CCC+/Caa1)
22,390,000	8.500	03/20/20	22,390,000
Envision Healthcare Corp. (BB-/Ba3)
17,487,394	4.000	05/25/18	17,517,997
MPH Acquisition Holdings LLC (B/B1)
56,410,480	4.000	03/31/21	56,224,325
Radnet Management, Inc. (B+/Ba3)
5,915,942	5.500	10/10/18	5,952,916
Sedgwick Claims Management Services, Inc. (CCC+/Caa2)
9,891,203	6.750	02/28/22	9,864,002
U.S. Renal Care, Inc. (NR/Ba3)
7,232,492	4.250	07/03/19	7,252,815
U.S. Renal Care, Inc. (CCC+/Caa1)
7,975,000	10.250	01/03/20	8,094,625
4,000,000	8.500	07/03/20	4,045,000

			145,166,389

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Lodging – 2.6%
Four Seasons Holdings, Inc. (BB-/B1)
	$11,954,625	3.500%	06/27/20	$ 11,929,759
Four Seasons Holdings, Inc. (B-/Caa1)
	10,000,000	6.250	12/28/20	10,150,000
Hilton Worldwide Finance LLC (BB+/Ba3)
	53,011,162	3.500	10/26/20	52,900,899
La Quinta Intermediate Holding LLC (BB-/B1)
	33,426,190	4.000	04/14/21	33,447,249
Peninsula Gaming LLC (B+/B1)
	5,007,170	4.250	11/20/17	5,014,631

				113,442,538

Media - Broadcasting & Radio – 4.9%
Clear Channel Communications, Inc. (CCC+/Caa1)
	46,367,707	3.800	01/29/16	46,039,423
	2,263,014	6.900	01/30/19	2,250,477
	17,956,279	7.650	07/30/19	17,984,291
Getty Images, Inc. (B/B2)
	40,603,189	4.750	10/18/19	39,204,815
Gray Television, Inc. (BB/Ba3)
	3,750,000	4.000	06/10/21	3,764,663
Hubbard Radio LLC (B+/B1)
	24,163,596	4.500	04/29/19	24,163,596
Salem Communications Corp. (B/B2)
	15,745,563	4.500	03/13/20	15,804,609
Sinclair Television Group, Inc. (BB+/Ba1)
	9,055,820	3.000	04/09/20	8,940,359
Telesat Canada (BB/Ba3)
	5,247,686	3.500	03/28/19	5,232,940
The E.W. Scripps Co. (BB+/Ba2)
	10,334,640	3.250	11/26/20	10,270,049
Univision Communications, Inc. (B+/B2)
	35,530,446	4.000	03/01/20	35,482,124
	8,722,879	4.000	03/02/20	8,716,860

				217,854,206

Media - Cable – 3.4%
Altice Financing SA (BB-/B1)
	2,663,308	4.500	07/15/19	2,722,407
Charter Communications Operating LLC (BB+/Baa3)
	21,925,393	3.000	07/01/20	21,575,245
	7,495,472	3.000	01/03/21	7,376,819
CSC Holdings LLC (BB+/Baa3)
	13,768,927	2.650	04/17/20	13,604,663
Harron Communications LLP (BB/Ba3)
	4,965,221	3.500	06/19/20	4,961,100
Midcontinent Communications (BB-/Ba3)
	21,011,767	3.500	07/30/20	20,985,503
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
	44,150,000	3.500	06/05/20	43,998,124
Wave Division Holdings LLC (BB-/Ba3)
	6,895,000	4.000	10/15/19	6,888,450
Ziggo N.V. (BB/Ba3)
	11,835,830	3.500	01/15/22	11,690,604
	6,600,170	3.090	01/15/22	6,522,150
	10,608,426	3.140	01/15/22	10,481,039
EUR	2,895,000	3.500	01/15/22	1,263,359
Ziggo N.V. (BB-/Ba3)
	1,715,000	3.500	01/15/22	312,503

				152,381,966

Media - Non Cable – 2.5%
Advantage Sales & Marketing, Inc. (B+/B1)
	$5,905,427	4.250	12/17/17	5,902,651
Affinion Group, Inc. (B/WR)
	4,739,375	6.750	04/30/18	4,757,148

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Non Cable – (continued)
Affinion Group, Inc. (CCC/B3)
$6,736,500	8.500%	10/12/18	$ 6,744,921
Cengage Learning Acquisitions, Inc. (B+/B2)
1,645,875	7.000	03/31/20	1,663,371
Checkout Holding Corp. (B+/B1)
19,500,000	4.500	04/09/21	19,491,810
Checkout Holding Corp. (CCC+/Caa1)
13,250,000	7.750	04/11/22	13,241,785
McGraw-Hill Global Education Holdings LLC (B+/B2)
6,337,828	7.000	03/22/19	6,440,817
Media General, Inc. (BB-/B1)
10,204,520	4.250	07/31/20	10,242,685
NEP Supershooters LP (B-/Caa1)
785,714	9.500	07/22/20	807,321
NEP/NCP Holdco, Inc. (B/B2)
15,226,919	4.250	01/22/20	15,223,112
Renaissance Learning, Inc. (B-/B1)
7,588,132	4.500	04/09/21	7,578,647
Renaissance Learning, Inc. (CCC/Caa2)
9,612,400	8.000	04/01/22	9,564,338
SuperMedia, Inc. (CCC+/Caa1)
2,313,909	11.600	12/30/16	1,952,939
TWCC Holding Corp. (B+/Ba3)
8,317,997	3.500	02/13/17	8,236,896

			111,848,441

Metals & Mining – 0.7%
FMG Resources (August 2006) Pty Ltd. (BBB-/Baa3)
15,873,229	3.750	06/30/19	15,879,261
Hi Crush Partners LP (B+/B2)
4,709,198	4.750	04/28/21	4,744,516
Novelis, Inc. (BB-/Ba2)
10,201,744	3.750	03/10/17	10,208,069

			30,831,846

Packaging – 2.5%
Ardagh Holdings USA, Inc. (B+/Ba3)
3,500,000	4.000	12/17/19	3,502,905
7,960,000	4.250	12/17/19	7,983,243
Berry Plastics Holding Corp. (BB-/B1)
43,323,055	3.500	02/08/20	42,939,646
Berry Plastics Holding Group, Inc. (BB-/B1)
12,536,224	3.750	01/06/21	12,486,330
Consolidated Container Co. LLC (B/B2)
7,872,312	5.000	07/03/19	7,882,152
Kloeckner Acquisition Corp. (B+/Ba3)
5,676,122	4.750	12/21/16	5,688,553
Reynolds Group Holdings, Inc. (B+/B1)
32,450,200	4.000	12/01/18	32,476,160

			112,958,989

Real Estate – 0.8%
Realogy Corp. (BB/Ba3)
21,036,401	3.750	03/05/20	21,027,565
Starwood Property Trust, Inc. (BB+/Ba3)
12,534,799	3.500	04/17/20	12,456,457

			33,484,022

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Restaurants – 0.4%
NPC International, Inc. (B/B1)
$1,955,000	4.000%	12/28/18	$ 1,950,112
Seminole Hard Rock Entertainment, Inc. (BB+/Ba1)
4,950,000	3.500	05/14/20	4,937,625
Wendy’s International, Inc. (BB-/B1)
9,856,097	3.250	05/15/19	9,863,785

			16,751,522

Retailers – 5.1%
Academy Ltd. (B/B1)
16,022,115	4.500	08/03/18	16,064,413
Bass Pro Group LLC (BB-/B1)
7,606,467	3.750	11/20/19	7,608,825
BJ’s Wholesale Club, Inc. (B-/B3)
15,253,250	4.500	09/26/19	15,261,182
BJ’s Wholesale Club, Inc. (CCC/Caa2)
4,700,000	8.500	03/26/20	4,808,711
Burlington Coat Factory Warehouse Corp. (BB-/B1)
5,453,450	4.250	02/23/17	5,483,007
Container Store, Inc. (B/B2)
11,354,097	4.250	04/06/19	11,316,288
Dell, Inc. (BB+/Ba2)
6,650,000	3.750	10/29/18	6,640,158
9,079,375	4.500	04/29/20	9,120,686
Doosan Infracore Co., Ltd. (BB-/Ba3)
10,150,000	4.500	05/28/21	10,226,125
Fairway Group Acquisition Co. (B-/B2)
16,122,048	5.000	08/17/18	16,001,133
Grocery Outlet, Inc. (NR/NR)
3,943,792	5.500	12/10/18	3,948,722
2,251,087	10.500	05/24/19	2,273,598
Michaels Stores, Inc. (B+/Ba3)
30,473,593	3.750	01/28/20	30,364,193
Neiman Marcus Group Ltd., Inc. (B/B2)
31,817,756	4.250	10/25/20	31,732,166
Party City Holdings, Inc. (B/B2)
7,892,713	4.000	07/27/19	7,839,674
Payless, Inc. (B/B1)
10,600,000	5.000	03/11/21	10,621,094
Payless, Inc. (CCC+/B3)
3,750,000	8.500	03/11/22	3,750,000
Petco Animal Supplies, Inc. (B/Ba3)
5,361,111	4.000	11/24/17	5,371,190
The Hillman Group, Inc. (B/B1)
2,650,000	4.500	06/30/21	2,659,938
The Men’s Wearhouse, Inc. (B+/Ba2)
3,750,000	4.500	06/18/21	3,767,175
True Religion Apparel, Inc. (B-/B3)
17,163,750	5.875	07/30/19	16,080,374
True Religion Apparel, Inc. (CCC/Caa2)
5,650,000	11.000	01/29/20	5,367,500

			226,306,152

Services Cyclical - Business Services – 4.0%
ADS Waste Holdings, Inc. (B+/B1)
52,781,470	3.750	10/09/19	52,493,811
Crossmark Holdings, Inc. (B/B1)
7,108,848	4.500	12/20/19	7,088,090
Crossmark Holdings, Inc. (CCC+/Caa1)
6,864,000	8.750	12/21/20	6,795,360
Devix Midco SA (NR/B1)
3,725,000	4.250	05/02/21	3,727,347
3,000,000	8.000	05/02/22	3,007,500
First Data Corp. (B+/B1)
750,000	3.650	03/24/17	749,378
27,285,076	4.154	03/24/18	27,319,182

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
$10,000,000	4.154%	09/24/18	$ 10,007,100
17,977,728	4.154	03/24/21	18,000,201
Koosharem LLC (B-/B3)
10,750,000	7.500	04/29/20	10,823,960
Ship US Bidco, Inc. (BB/Ba3)
4,013,791	5.250	11/29/19	4,039,519
TCH 2 Holdings LLC (B-/B1)
5,600,000	5.500	05/06/21	5,600,000
Vantiv, LLC (BB+/Ba3)
26,180,000	3.750	05/12/21	26,310,900

			175,962,348

Services Cyclical - Consumer Services – 2.3%
Altegrity, Inc. (CCC-/B3)
5,252,949	5.000	02/21/15	5,206,985
13,732,674	7.750	02/21/15	13,646,845
Bright Horizons Family Solution, Inc. (BB-/B1)
50,105,337	3.750	01/30/20	50,063,750
Spin Holdco, Inc. (B/B2)
18,513,433	4.250	11/14/19	18,516,765
Weight Watchers International, Inc. (B+/B1)
987,500	3.150	04/02/16	965,281
18,323,611	4.000	04/02/20	14,508,452

			102,908,078

Services Cyclical - Rental Equipment – 0.2%
Maxim Crane Works LP (B/Caa2)
8,250,000	10.250	11/26/18	8,421,848

Technology – 1.2%
Ability Network, Inc. (B/B2)
12,750,000	6.000	05/14/21	12,686,250
CDW LLC (BB-/Ba3)
37,907,697	3.250	04/29/20	37,481,235
Peak Ten, Inc. (B/B2)
3,750,000	5.000	06/17/21	3,759,375

			53,926,860

Technology - Software/Services – 3.3%
Applied Systems, Inc. (B+/B1)
2,786,000	4.250	01/25/21	2,792,519
Applied Systems, Inc. (CCC+/Caa2)
2,865,000	7.500	01/23/22	2,916,570
Aspect Software, Inc. (B/B1)
5,057,903	7.250	05/06/16	5,099,023
Avago Technologies Cayman Ltd. (BBB-/Ba1)
28,450,000	3.750	05/06/21	28,528,806
Blackboard, Inc. (B+/B1)
7,413,956	4.750	10/04/18	7,455,030
BMC Software Finance, Inc. (B/B1)
50,028,051	5.000	09/10/20	49,913,487
Dealertrack Technologies, Inc. (BB-/Ba2)
6,678,152	3.500	02/28/21	6,664,262
Electrical Components International, Inc. (B+/B1)
5,250,000	5.750	05/28/21	5,322,188
Emdeon, Inc. (BB-/Ba3)
18,835,259	3.750	11/02/18	18,866,714
Ion Trading Technologies S.a.r.l. (B/B2)
3,250,000	4.500	05/31/20	3,260,563
Ion Trading Technologies S.a.r.l. (CCC+/Caa2)
4,900,000	7.250	05/15/22	4,916,317
Lawson Software, Inc. (B+/Ba3)
4,458,089	3.750	06/03/20	4,425,590
Sybil Finance B.V. (B+/B1)
7,653,125	5.000	03/20/20	7,653,125

			147,814,194

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Transportation Services – 0.1%
Swift Transportation Co., Inc. (BB-/Ba2)
$4,500,000	3.750%	06/09/21	$ 4,500,000

Utilities - Electric – 2.0%
Calpine Corp. (BB-/B1)
12,906,085	4.000	04/01/18	12,942,352
29,141,979	4.000	10/09/19	29,202,594
14,523,284	4.000	10/30/20	14,557,559
NRG Energy, Inc. (BB+/Baa3)
32,753,275	2.750	07/02/18	32,668,444

			89,370,949

Wireless Telecommunications – 5.2%
Alcatel-Lucent USA, Inc. (B+/B1)
52,348,976	4.500	01/30/19	52,357,351
Asurion LLC (B/Ba3)
2,096,839	5.000	05/24/19	2,108,644
Crown Castle Operating Co. (BBB-/Ba2)
57,826,290	3.000	01/31/21	57,797,955
Intelsat Jackson Holdings Ltd. (BB/Ba3)
71,556,388	3.750	06/30/19	71,615,779
Level 3 Financing, Inc. (BB/Ba3)
14,095,000	4.000	08/01/19	14,106,699
22,000,000	4.000	01/15/20	22,004,620
LTS Buyer LLC (B/B1)
10,395,000	4.000	04/13/20	10,359,761

			230,350,809

TOTAL SENIOR TERM LOANS			$ 3,561,302,928

Corporate Obligations – 11.1%
Airlines – 0.9%
Air Canada (BB-/B1)(b)(c)
$9,400,000	6.750%	10/01/19	$ 10,210,280
Air Canada (BB+/Ba3)(b)
8,077,333	5.375	11/15/22	8,288,960
Air Canada 2013-1 Class C Pass Through Trust (B+/B2)(b)
6,271,000	6.625	05/15/18	6,491,739
Continental Airlines 2012-3 Class C Pass Thru Certificates (B+/B1)
4,500,000	6.125	04/29/18	4,815,000
United Airlines 2014-1 Class B Pass Through Trust (BB+/NR)
3,850,000	4.750	10/11/23	3,917,375
United Airlines, Inc. (BB-/Ba2)(b)(c)
2,850,000	6.750	09/15/15	2,878,500
United Continental Holdings, Inc. (B/B2)
1,299,000	6.375	06/01/18	1,402,920

			38,004,774

Automotive - Parts(c) – 0.2%
American Axle & Manufacturing, Inc. (B+/B2)
1,000,000	5.125	02/15/19	1,052,500
Schaeffler Holding Finance BV (B/B1)(b)(d)
1,000,000	6.875	08/15/18	1,053,750
Stackpole International Intermediate Co. (B+/B2)(b)
6,650,000	7.750	10/15/21	6,949,250

			9,055,500

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Building Materials(b)(c) – 0.0%
Galapagos SA (B/B1)
EUR	1,100,000	5.375%		06/15/21	$ 1,528,824

Chemicals(c) – 0.3%
Ashland, Inc. (BB/Ba1)
	$3,000,000	3.000		03/15/16	3,052,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa1)
	5,575,000	8.875		02/01/18	5,784,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/Caa2)
	1,550,000	9.000		11/15/20	1,584,875
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (B+/B1)
EUR	1,000,000	5.750		02/01/21	1,462,016

					11,883,453

Consumer Products - Household & Leisure(c) – 0.2%
Springs Industries, Inc. (B/B2)
	$10,000,000	6.250		06/01/21	10,200,000

Consumer Products - Industrial(c) – 0.1%
HD Supply, Inc. (B+/B1)
	2,000,000	8.125		04/15/19	2,197,500

Energy - Exploration & Production(c) – 0.0%
Cimarex Energy Co. (BB+/Ba1)
	900,000	4.375		06/01/24	916,875

Entertainment(b)(c) – 0.0%
WMG Acquisition Corp. (B+/B1)
	1,750,000	5.625		04/15/22	1,763,125

Finance(b) – 0.1%
CIT Group, Inc. (BB-/Ba3)
	1,650,000	5.500		02/15/19	1,790,250
International Lease Finance Corp. (BBB-/Ba1)
	2,000,000	7.125		09/01/18	2,315,000

					4,105,250

Food and Beverage(c) – 0.3%
B&G Foods, Inc. (BB-/B1)
	5,450,000	4.625		06/01/21	5,436,375
Chiquita Brands International, Inc./Chiquita Brands LLC (B/B1)
	3,000,000	7.875		02/01/21	3,270,000
Premier Foods PLC (B/B2)(b)
GBP	1,700,000	6.500		03/15/21	2,935,717
Shearer’s Foods LLC/Chip Finance Corp. (B/B1)(b)
	$900,000	9.000		11/01/19	985,500

					12,627,592

Gaming(c) – 0.2%
Caesars Entertainment Operating Co., Inc. (CCC-/Caa2)
	7,800,000	9.000		02/15/20	6,474,000

Health Care – 1.9%
CHS/Community Health Systems, Inc. (BB/Ba2)(c)
	12,550,000	5.125		08/15/18	13,161,812
	10,000,000	5.125	(b)	08/01/21	10,275,000
CHS/Community Health Systems, Inc. (B-/B3)(b)(c)
	17,600,000	6.875		02/01/22	18,678,000

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care – (continued)
Crimson Merger Sub, Inc. (CCC+/Caa1)(b)(c)
	$5,200,000	6.625%	05/15/22	$ 5,174,000
HCA, Inc. (BB/Ba3)
	10,000,000	3.750	03/15/19	10,112,500
	16,300,000	6.500	02/15/20	18,296,750
	8,050,000	5.000	03/15/24	8,160,688

				83,858,750

Media - Broadcasting & Radio(c) – 0.6%
Clear Channel Communications, Inc. (CCC+/Caa1)
	3,153,000	9.000	12/15/19	3,361,886
Univision Communications, Inc. (B+/B2)(b)
	2,400,000	6.875	05/15/19	2,568,000
	10,550,000	7.875	11/01/20	11,631,375
	6,421,000	6.750	09/15/22	7,111,258

				24,672,519

Media - Cable(b)(c) – 1.0%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)
	2,600,000	5.125	12/15/21	2,590,250
Numericable Group SA (B+/Ba3)
	21,000,000	4.875	05/15/19	21,551,250
	8,200,000	6.250	05/15/24	8,558,750
Virgin Media Secured Finance PLC (BB-/Ba3)
	11,000,000	5.375	04/15/21	11,550,000

				44,250,250

Media - Non Cable(b)(c) – 0.1%
Nielsen Finance LLC/Nielsen Finance Co. (BB/B1)
	3,450,000	5.000	04/15/22	3,480,187

Packaging(c) – 0.6%
Ardagh Packaging Finance PLC (CCC+/Caa1)(b)
	4,900,000	6.250	01/31/19	5,040,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B+/Ba3)(b)
EUR	9,200,000	4.250	01/15/22	12,534,575
Reynolds Group Issuer, Inc. (B+/B1)
	$8,550,000	5.750	10/15/20	9,009,562

				26,585,012

Pipelines(b)(c) – 0.1%
Kinder Morgan, Inc. (BB/Ba2)
	5,300,000	5.000	02/15/21	5,472,250

Retailers(c) – 0.2%
American Apparel, Inc. (CCC-/NR)
	5,868,513	13.000	04/15/20	5,633,772
Claire’s Stores, Inc. (B-/B2)(b)
	3,850,000	9.000	03/15/19	4,008,813
	900,000	6.125	03/15/20	848,250

				10,490,835

Services Cyclical - Business Services(b) – 0.5%
Altegrity, Inc. (NR/B3)
	9,600,000	9.500	07/01/19	9,600,000
First Data Corp. (B+/B1)(c)
	8,150,000	7.375	06/15/19	8,740,875
	4,500,000	6.750	11/01/20	4,882,500

				23,223,375

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Consumer Services(c) – 0.2%
APX Group, Inc. (B/Ba3)
	$10,000,000	6.375%		12/01/19	$ 10,350,000

Services Cyclical - Rental Equipment(b)(c) – 0.7%
Ahern Rentals, Inc. (B/Caa1)
	10,000,000	9.500		06/15/18	11,025,000
Algeco Scotsman Global Finance PLC (B/B2)
	10,000,000	8.500		10/15/18	10,637,500
Jurassic Holdings III, Inc. (B-/Caa1)
	11,000,000	6.875		02/15/21	11,192,500

					32,855,000

Telecommunications(c) – 0.1%
Sunrise Communications International SA (BB-/Ba3)
CHF	2,050,000	5.625		12/31/17	2,380,201

Telecommunications - Cellular – 2.0%
Altice Financing SA (BB-/B1)(b)(c)
	$8,000,000	6.500		01/15/22	8,600,000
Matterhorn Mobile SA (B+/B1)(b)(c)(e)
CHF	500,000	5.393		05/15/19	570,168
SBA Communications Corp. (B/B3)(b)(c)
	$10,600,000	4.875		07/15/22	10,520,500
Softbank Corp. (BB+/Ba1)(b)
	17,550,000	4.500		04/15/20	17,824,307
Sprint Communications, Inc. (BB-/B1)
	8,000,000	8.375		08/15/17	9,340,000
Sprint Communications, Inc. (BB+/Ba2)(b)
	3,500,000	9.000		11/15/18	4,243,750
Sprint Communications, Inc. (BB-/B1)
	3,950,000	7.000		08/15/20	4,345,000
Sprint Corp. (BB-/B1)(b)
	5,800,000	7.250		09/15/21	6,380,000
	3,000,000	7.875		09/15/23	3,337,500
Wind Acquisition Finance SA (BB/Ba3)(b)(c)
	8,600,000	7.250		02/15/18	9,070,850
	7,800,000	4.750		07/15/20	7,839,000
Wind Acquisition Finance SA (B/Caa1)(b)(c)
	7,600,000	7.375		04/23/21	8,139,600

					90,210,675

Telecommunications - Internet & Data(b)(c)(e) – 0.2%
Level 3 Financing, Inc. (B-/B3)
	8,350,000	3.823		01/15/18	8,475,250

Telecommunications - Satellites(c) – 0.2%
Intelsat Jackson Holdings SA (B-/Caa1)
	8,475,000	6.625		12/15/22	8,845,781
Intelsat Luxembourg SA (B-/Caa2)
	700,000	8.125		06/01/23	756,000
					9,601,781

Telecommunications - Wirelines – 0.1%
Frontier Communications Corp. (BB-/Ba2)
	5,000,000	8.250		04/15/17	5,812,500

Transportation(c) – 0.3%
Aguila 3 SA (B/B2)
CHF	2,150,000	7.875		01/31/18	2,558,990
	$10,850,000	7.875	(b)	01/31/18	11,487,980

					14,046,970

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Electric(b)(c) – 0.0%
Calpine Corp. (BB-/B1)
$850,000	7.500%	02/15/21	$923,312

TOTAL CORPORATE OBLIGATIONS			$ 495,445,760

Asset-Backed Securities(b)(e) – 1.9%
Collateralized Loan Obligations – 1.9%
ACIS CLO Ltd. Series 2013-1A, Class ACOM (A/NR)
$9,000,000	1.455%	04/18/24	$ 8,725,500
ACIS CLO Ltd. Series 2014-4A, Class ACOM (AA/NR)
9,000,000	1.713	05/01/26	8,871,300
ACIS CLO Ltd. Series 2014-4A, Class C (A/NR)
1,500,000	2.777	05/01/26	1,409,451
B&M CLO Ltd. Series 2014-1A, Class B (A/NR)
8,500,000	2.998	04/16/26	8,168,560
ICG US CLO Ltd. Series 2014-1A, Class B (A/NR)
7,250,000	2.966	04/20/26	7,005,508
OCP CLO Ltd. Series 2014-5A, Class B (A/NR)
9,250,000	2.916	04/26/26	8,907,528
OFSI Fund V Ltd. Series 2013-5A, Class A3L (A/NR)
4,000,000	3.426	04/17/25	3,962,892
OFSI Fund VI Ltd. Series 2014-6A, Class B (A/NR)
12,500,000	3.423	03/20/25	11,725,837
Palmer Square CLO Ltd. Series 2013-1A, Class B (A/NR)
3,300,000	3.074	05/15/25	3,191,414
Red River CLO Ltd. Series 1A, Class A (AAA/Aaa)
2,634,228	0.495	07/27/18	2,618,336
Regatta IV Funding Ltd. Series 2014-1A, Class C (NR/A2)
3,600,000	3.177	07/25/26	3,528,000
Trinitas CLO II Ltd. Series 2014-2A, Class C (NR/NR)
1,950,000	3.041	07/15/26	1,891,500
Trinitas CLO Ltd. Series 2014-1A, Class B1 (A/NR)
8,000,000	3.103	04/15/26	7,685,936
Zais CLO 1 Ltd. Series 2014-1A, Class B (A/NR)
8,600,000	2.864	04/15/26	8,126,355

TOTAL ASSET-BACKED SECURITIES			$ 85,818,117

Shares	Description	Value
Investment Company(f) – 1.2%
7,283,093	Goldman Sachs High Yield Fund - Institutional Shares	$ 53,093,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$4,195,660,555

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 7.9%
Repurchase Agreement – 7.9%
Joint Repurchase Agreement Account II
$351,600,000	0.102%	07/01/14	$ 351,600,000

TOTAL INVESTMENTS – 102.1%			$4,547,260,555

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(92,398,747)

NET ASSETS – 100.0%			$4,454,861,808

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $417,572,437, which represents approximately 9.4% of net assets as of June 30, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(f)	Represents Affiliated Funds.

(g)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2014, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

American Tire Distributors, Inc., due 06/01/17	$428,571	$431,250	$2,679
Polymer Group, Inc., due 12/19/19	3,048,795	3,056,417	7,622
Ziggo B.V., due 01/15/22	3,070,000	5,721,431	2,651,431
Ziggo B.V., due 01/15/22	2,170,000	4,044,139	1,874,139
Ziggo N.V., due 01/15/22	596,426	587,635	(8,791)
Ziggo N.V., due 01/15/22	559,149	550,907	(8,242)
Ziggo N.V., due 01/15/22	150,000	278,850	128,850

TOTAL			$4,647,688

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London)	USD/CHF	07/03/14	$5,512,065	$(67,349)
Merrill Lynch International Bank Ltd.	USD/GBP	07/03/14	2,909,305	(62,264)
UBS AG (London)	USD/EUR	07/03/14	14,905,130	(98,948)

TOTAL				$(228,561)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$107,800	09/17/19	3 month LIBOR	2.250%	$(1,634,805)	$(607,510)
	94,500	09/17/21	3 month LIBOR	2.750	(2,138,891)	(850,504)
	12,800	09/17/24	3 month LIBOR	3.250	(519,334)	(124,741)

TOTAL					$(4,293,030)	$(1,582,755)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 22	$88,500	5.000%	06/20/19	3.027%	$7,923,129	$(93,207)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,555,874,201

Gross unrealized gain	24,330,457
Gross unrealized loss	(32,944,103)

Net unrealized security loss	$(8,613,646)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 82.3%
Automotive – 1.7%
Ford Motor Credit Co. LLC
	$3,075,000	3.984%		06/15/16	$ 3,247,402
	4,325,000	5.875		08/02/21	5,071,826

					8,319,228

Banks – 19.4%
Abbey National Treasury Services PLC(a)
GBP	600,000	2.128		02/16/16	1,036,615
American Express Co.(a)(b)
	$1,950,000	6.800		09/01/66	2,140,125
Australia & New Zealand Banking Group Ltd.(c)
	2,425,000	4.500		03/19/24	2,489,010
Bank of America Corp.
	1,600,000	5.625		07/01/20	1,840,823
	3,750,000	5.000		05/13/21	4,178,349
	4,150,000	4.125		01/22/24	4,278,237
	8,300,000	4.000		04/01/24	8,483,222
Barclays Bank PLC
	4,600,000	2.500		02/20/19	4,664,957
Citigroup, Inc.
	3,750,000	3.375		03/01/23	3,724,156
Compass Bank
	2,950,000	5.500		04/01/20	3,191,418
Credit Suisse AG(c)
	2,500,000	6.500		08/08/23	2,836,594
Credit Suisse New York
	1,975,000	2.300		05/28/19	1,977,918
ING Bank NV(c)
	4,325,000	4.000		03/15/16	4,546,150
Intesa Sanpaolo SPA
	1,600,000	3.125		01/15/16	1,643,739
	1,375,000	2.375		01/13/17	1,395,709
	4,525,000	3.875		01/16/18	4,764,804
	1,520,000	3.875		01/15/19	1,593,955
	3,400,000	5.017	(c)	06/26/24	3,453,613
Macquarie Bank Ltd.(c)
	2,650,000	2.600		06/24/19	2,666,751
MUFG Capital Finance 1 Ltd.(a)(b)
	2,650,000	6.346		12/31/49	2,868,625
PNC Preferred Funding Trust II(a)(b)(c)
	3,800,000	1.453		03/29/49	3,662,250
Regions Financial Corp.
	3,850,000	5.750		06/15/15	4,029,988
Royal Bank of Scotland PLC
	4,250,000	2.550		09/18/15	4,328,800
	1,150,000	9.500	(a)(b)	03/16/22	1,348,375
	1,150,000	6.000		12/19/23	1,247,916
Santander Holdings USA, Inc.
	3,000,000	3.000	(b)	09/24/15	3,066,222
	855,000	4.625		04/19/16	904,860
	975,000	3.450	(b)	08/27/18	1,010,343
Santander UK PLC(c)
	750,000	5.000		11/07/23	810,024
Santander US Debt SAU(c)
	1,700,000	3.781		10/07/15	1,755,981
Sumitomo Mitsui Financial Group, Inc.(c)
	2,875,000	4.436		04/02/24	3,004,507
Wells Fargo & Co.(a)(b)
	3,625,000	5.900		06/15/49	3,845,219

					92,789,255

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Brokerage – 3.1%
KKR Group Finance Co. LLC(c)
$1,850,000	6.375%	09/29/20	$ 2,178,727
Morgan Stanley, Inc.
8,925,000	6.250	08/28/17	10,172,147
2,375,000	5.950	12/28/17	2,701,544

			15,052,418

Chemicals – 2.6%
Incitec Pivot Ltd.(c)
3,700,000	4.000	12/07/15	3,843,556
LyondellBasell Industries NV(b)
2,895,000	5.000	04/15/19	3,265,491
Monsanto Co.(b)
750,000	3.375	07/15/24	754,226
2,000,000	4.200	07/15/34	2,018,877
2,400,000	4.700	07/15/64	2,409,623

			12,291,773

Consumer Products – 1.5%
Avon Products, Inc.
1,750,000	2.375	03/15/16	1,770,973
3,875,000	4.600	03/15/20	4,029,314
Whirlpool Corp.
1,300,000	2.400	03/01/19	1,302,387

			7,102,674

Distributor(c) – 0.2%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000	06/01/16	1,175,417

Diversified Manufacturing – 1.0%
Amphenol Corp.(b)
2,100,000	2.550	01/30/19	2,128,978
Xylem, Inc.
2,350,000	3.550	09/20/16	2,467,457

			4,596,435

Electric – 5.1%
Arizona Public Service Co.
3,965,000	8.750	03/01/19	5,074,951
Consumers Energy Co.(b)
2,500,000	3.950	05/15/43	2,412,545
Florida Power & Light Co.(b)
2,600,000	5.250	02/01/41	3,039,671
Kentucky Utilities Co.(b)
1,700,000	5.125	11/01/40	1,949,287
PPL WEM Holdings PLC(b)(c)
1,750,000	5.375	05/01/21	1,968,461
Progress Energy, Inc.
1,000,000	7.000	10/30/31	1,323,193
Public Service Electric & Gas Co.(b)
2,525,000	3.950	05/01/42	2,446,448
Puget Sound Energy, Inc.(a)(b)
2,000,000	6.974	06/01/67	2,098,620
Ruwais Power Co. PJSC(c)
670,000	6.000	08/31/36	743,700
Southern California Edison Co.(b)
1,550,000	4.050	03/15/42	1,517,285
Virginia Electric and Power Co.(b)
2,030,000	4.000	01/15/43	1,966,431

			24,540,592

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – 5.6%
Anadarko Petroleum Corp.
$3,125,000	8.700%		03/15/19	$ 4,011,024
BG Energy Capital PLC(a)(b)
2,550,000	6.500		11/30/72	2,819,947
Corp Financiera de Desarrollo SA(c)
360,000	4.750		02/08/22	376,200
Dolphin Energy Ltd.(c)
339,625	5.888		06/15/19	376,984
600,000	5.500		12/15/21	681,060
Nexen, Inc.
675,000	6.400		05/15/37	805,235
Pemex Project Funding Master Trust
900,000	6.625		06/15/35	1,057,050
Petrobras Global Finance BV
3,100,000	4.875		03/17/20	3,184,010
1,370,000	6.250		03/17/24	1,458,228
Petroleos Mexicanos
150,000	3.500		07/18/18	157,650
127,000	6.000		03/05/20	145,288
280,000	5.500		01/21/21	313,264
800,000	6.375	(c)	01/23/45	921,600
PTTEP Canada International Finance Ltd.(c)
820,000	5.692		04/05/21	913,946
Transocean, Inc.
4,650,000	6.500		11/15/20	5,381,187
Transportadora de Gas Internacional SA ESP(b)
770,000	5.700		03/20/22	827,750
Weatherford International Ltd.
2,685,000	9.625		03/01/19	3,522,303

				26,952,726

Food & Beverage – 2.5%
ConAgra Foods, Inc.
3,200,000	1.900		01/25/18	3,208,143
Pernod-Ricard SA(c)
5,700,000	4.450		01/15/22	6,076,799
WM Wrigley Jr Co.(b)(c)
2,650,000	3.375		10/21/20	2,743,672

				12,028,614

Health Care - Medical Products – 1.0%
Celgene Corp.(b)
1,650,000	2.250		05/15/19	1,648,782
Humana, Inc.
2,765,000	7.200		06/15/18	3,288,749

				4,937,531

Home Construction – 1.0%
MDC Holdings, Inc.
2,275,000	5.625		02/01/20	2,465,793
2,375,000	6.000	(b)	01/15/43	2,296,427

				4,762,220

Life Insurance – 1.9%
AIG Life Holdings, Inc.
1,325,000	8.500		07/01/30	1,768,875

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – (continued)
American International Group, Inc.
$1,900,000	5.850%		01/16/18	$ 2,161,052
Genworth Financial, Inc.
1,000,000	8.625		12/15/16	1,169,577
1,550,000	7.700		06/15/20	1,913,544
Reliance Standard Life Global Funding II(c)
2,250,000	2.500		04/24/19	2,257,105

				9,270,153

Media - Cable – 2.3%
Comcast Corp.
1,375,000	4.250		01/15/33	1,407,156
2,775,000	6.450		03/15/37	3,535,285
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(b)
1,025,000	6.000		08/15/40	1,176,257
Time Warner Cable, Inc.
2,000,000	5.000		02/01/20	2,238,227
1,675,000	7.300		07/01/38	2,244,784
425,000	5.875	(b)	11/15/40	490,243

				11,091,952

Media - Non Cable – 0.8%
21st Century Fox America, Inc.
1,700,000	6.150		02/15/41	2,081,303
1,625,000	5.400		10/01/43	1,813,331

				3,894,634

Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold, Inc.(b)
1,600,000	3.550		03/01/22	1,581,173
Glencore Funding LLC(c)
1,550,000	1.700		05/27/16	1,564,108
1,975,000	2.500		01/15/19	1,969,974
Glencore Finance Canada Ltd.(c)
3,740,000	2.700		10/25/17	3,838,972

				8,954,227

Noncaptive - Financial – 2.0%
GE Capital Trust I(a)(b)
3,280,000	6.375		11/15/67	3,661,300
General Electric Capital Corp.
1,325,000	5.875		01/14/38	1,598,896
975,000	6.375	(a)(b)	11/15/67	1,090,781
International Lease Finance Corp.
3,225,000	5.750		05/15/16	3,438,656

				9,789,633

Pharmaceuticals(b) – 0.3%
Gilead Sciences, Inc.
1,375,000	4.800		04/01/44	1,458,057

Pipelines – 5.2%
Energy Transfer Partners LP
3,727,000	5.950		02/01/15	3,840,250
Enterprise Products Operating LLC(a)(b)
3,725,000	8.375		08/01/66	4,190,625
1,765,000	7.000		06/01/67	1,862,075
3,050,000	7.034		01/15/68	3,481,270
Tennessee Gas Pipeline Co.
2,125,000	8.375		06/15/32	2,974,554
The Williams Cos., Inc.(b)
1,175,000	4.550		06/24/24	1,187,260

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
TransCanada PipeLines Ltd.(a)(b)
$3,875,000	6.350%		05/15/67	$ 4,010,625
Western Gas Partners LP(b)
2,950,000	5.450		04/01/44	3,246,891

				24,793,550

Property/Casualty Insurance – 1.4%
Arch Capital Group Ltd.
1,245,000	7.350		05/01/34	1,681,431
AXIS Specialty Finance PLC
1,550,000	2.650		04/01/19	1,561,984
CNA Financial Corp.(b)
3,350,000	3.950		05/15/24	3,439,880

				6,683,295

Real Estate Investment Trusts – 8.1%
American Campus Communities Operating Partnership LP(b)
3,200,000	4.125		07/01/24	3,228,423
ARC Properties Operating Partnership LP/Clark Acquisition LLC(c)
5,075,000	2.000		02/06/17	5,098,727
Camden Property Trust
3,400,000	5.700		05/15/17	3,809,642
CubeSmart LP(b)
1,625,000	4.800		07/15/22	1,752,205
Developers Diversified Realty Corp.
590,000	9.625		03/15/16	675,324
3,750,000	7.500		04/01/17	4,326,901
ERP Operating LP(b)
1,750,000	4.500		07/01/44	1,767,402
HCP, Inc.
2,525,000	6.300		09/15/16	2,809,766
2,475,000	2.625	(b)	02/01/20	2,468,802
Health Care REIT, Inc.
1,250,000	4.700		09/15/17	1,362,621
775,000	4.125	(b)	04/01/19	834,246
Kilroy Realty LP
2,300,000	5.000		11/03/15	2,427,499
1,125,000	6.625		06/01/20	1,336,647
Retail Opportunity Investments Partnership LP(b)
1,825,000	5.000		12/15/23	1,954,640
Senior Housing Properties Trust(b)
2,625,000	3.250		05/01/19	2,659,527
Trust F/1401(c)
230,000	5.250		12/15/24	241,500
UDR, Inc.
1,900,000	4.250		06/01/18	2,041,241

				38,795,113

Retailers(b) – 0.8%
CVS Caremark Corp.
1,075,000	5.750		05/15/41	1,275,789
NIKE, Inc.
2,936,000	3.625		05/01/43	2,664,764

				3,940,553

Technology - Hardware – 1.7%
Hewlett-Packard Co.
1,400,000	3.000		09/15/16	1,455,960
4,400,000	2.600		09/15/17	4,533,507
775,000	2.750		01/14/19	787,731
1,396,000	4.300		06/01/21	1,488,134

				8,265,332

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software/Services – 0.6%
Apple, Inc.
$3,000,000	3.850%	05/04/43	$ 2,755,166

Tobacco – 1.2%
Altria Group, Inc.
1,650,000	2.850	08/09/22	1,586,449
Imperial Tobacco Finance PLC(c)
4,100,000	2.050	02/11/18	4,124,223

			5,710,672

Trucking & Leasing(c) – 2.2%
ERAC USA Finance LLC
3,650,000	5.625	03/15/42	4,128,938
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,450,000	3.125	05/11/15	1,481,545
3,100,000	2.500	03/15/16	3,186,568
1,875,000	2.875	07/17/18	1,921,818

			10,718,869

Wireless Telecommunications – 1.4%
American Tower Corp.
5,325,000	3.400	02/15/19	5,538,586
1,102,000	3.500	01/31/23	1,078,174

			6,616,760

Wirelines Telecommunications – 5.8%
AT&T, Inc.(b)
3,000,000	2.625	12/01/22	2,874,133
Telefonica Emisiones SAU
625,000	6.221	07/03/17	707,169
1,750,000	3.192	04/27/18	1,827,951
1,925,000	5.462	02/16/21	2,180,894
Verizon Communications, Inc.
5,425,000	4.500	09/15/20	5,944,271
4,775,000	4.150 (b)	03/15/24	4,977,114
6,350,000	6.400	09/15/33	7,770,055
1,052,000	6.550	09/15/43	1,324,040

			27,605,627

TOTAL CORPORATE OBLIGATIONS			$ 394,892,476

Mortgage-Backed Obligations(a) – 2.1%
Commercial Mortgage-Backed Securities – 2.1%
Sequential Floating Rate – 2.1%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
$9,080,506	5.803%	08/10/45	$ 10,064,542

Agency Debentures – 0.2%
FHLB
$600,000	3.000%	09/10/21	$ 621,628
Tennessee Valley Authority
500,000	4.625	09/15/60	530,613

TOTAL AGENCY DEBENTURES			$ 1,152,241

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Debt Obligations – 3.1%
Sovereign – 3.1%
Federal Republic of Brazil
$940,000	4.250%		01/07/25	$ 951,750
370,000	8.250		01/20/34	510,600
1,485,000	7.125		01/20/37	1,871,100
Republic of Chile
935,000	3.625		10/30/42	822,800
Republic of Colombia
801,000	4.000		02/26/24	827,033
522,000	6.125		01/18/41	626,400
Republic of Panama(d)
120,000	9.375		04/01/29	177,000
Republic of Turkey
2,040,000	6.250		09/26/22	2,305,200
1,550,000	5.750		03/22/24	1,689,500
180,000	7.375		02/05/25	218,475
Republic of Uruguay
551,876	5.100		06/18/50	543,598
United Mexican States
2,854,000	6.050		01/11/40	3,453,340
835,000	5.550		01/21/45	949,812

TOTAL FOREIGN DEBT OBLIGATIONS				$ 14,946,608

Municipal Debt Obligations – 3.4%
California – 2.1%
California State GO Bonds (Refunding-Various Purposes) Series 2013
$110,000	5.000%		09/01/31	$ 125,328
California State GO Bonds Build America Taxable Series 2009
1,450,000	7.500		04/01/34	2,064,075
455,000	7.300		10/01/39	647,497
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625		03/01/40	3,422,557
California State University RB Build America Bonds Series 2010
2,825,000	6.484		11/01/41	3,566,704

				9,826,161

Illinois – 1.2%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
1,775,000	5.720		12/01/38	2,127,817
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630		02/01/35	3,682,788

				5,810,605

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414		01/01/40	504,648

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 16,141,414

U.S. Treasury Obligations – 6.3%
United States Treasury Bonds
$400,000	3.750	%(e)	11/15/43	$ 432,040
1,800,000	3.375		05/15/44	1,812,168
United States Treasury Inflation Protected Securities
3,108,715	0.625		01/15/24	3,222,867
United States Treasury Notes
18,400,000	0.375	(e)	01/31/16	18,426,866
1,900,000	1.500		05/31/19	1,890,348
1,900,000	1.625		06/30/19	1,899,924
1,000,000	2.250		04/30/21	1,009,840
1,400,000	2.125		06/30/21	1,399,678

TOTAL U.S. TREASURY OBLIGATIONS				$ 30,093,731

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.4%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$5,700,000	3.590%	03/22/16	$ 134,954
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
5,200,000	4.070	03/29/16	67,630
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,100,000	3.950	01/29/16	120,959
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,100,000	3.950	01/29/16	38,277
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
10,400,000	3.633	02/19/16	215,179
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
16,100,000	1.950	10/26/15	74,446
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
16,000,000	2.030	10/26/15	66,878
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
3,300,000	4.113	04/16/19	232,492
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
3,300,000	4.113	04/16/19	157,291
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
4,100,000	4.135	04/17/19	292,910
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
4,100,000	4.135	04/17/19	192,764
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
15,500,000	1.855	11/02/15	83,849
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
4,700,000	3.610	02/16/16	98,853

TOTAL OPTIONS PURCHASED – 0.4%			$ 1,776,482

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 469,067,494

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 2.3%
Repurchase Agreement – 2.3%
Joint Repurchase Agreement Account II
$10,900,000	0.102%	07/01/14	$ 10,900,000

TOTAL INVESTMENTS – 100.1%			$ 479,967,494

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(323,569)

NET ASSETS – 100.0%			$ 479,643,925

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $77,038,480, which represents approximately 16.1% of net assets as of June 30, 2014.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London)	USD/GBP	07/24/14	$1,025,757	$(23,115)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(81)	September 2016	$(19,902,713)	$(34,399)
Eurodollars	(160)	December 2016	(39,210,000)	(106,269)
Eurodollars	(102)	March 2017	(24,942,825)	(35,676)
Eurodollars	(79)	June 2017	(19,278,962)	(17,483)
Ultra Long U.S. Treasury Bonds	8	September 2014	1,199,500	1,487
2 Year U.S. Treasury Notes	3	September 2014	658,781	(521)
5 Year U.S. Treasury Notes	(131)	September 2014	(15,649,383)	(22,517)
10 Year U.S. Treasury Notes	217	September 2014	27,162,297	50,998
20 Year U.S. Treasury Bonds	319	September 2014	43,762,813	(126,258)

TOTAL				$(290,638)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,400	02/01/17	3 month LIBOR	1.625%	$(1,236)	$(8,882)
	7,200	10/28/17	1.450%	3 month LIBOR	(88,283)	60,925
	7,900	09/17/19	3 month LIBOR	2.250	(119,221)	(45,104)
	7,300	09/17/21	3 month LIBOR	2.750	(169,312)	(61,615)
	15,800	01/30/24	4.252	3 month LIBOR	86,866	355,956
	22,900	09/17/24	3 month LIBOR	3.250	(929,122)	(223,170)
	12,600	03/10/26	3.170	3 month LIBOR	(913,393)	840,790
	12,800	09/17/29	3 month LIBOR	3.750	(917,447)	(172,901)
	5,200	01/30/39	3 month LIBOR	4.370	(72,071)	(297,584)

TOTAL					$(3,123,219)	$448,415

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	$9,825	1.000%	06/20/16	0.200%	$5,286	$153,945

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 21		$12,750	(1.000)%	12/20/18	0.506%	$(208,543)	$(69,069)
Protection Sold:
iTraxx Europe Crossover Index 20	EUR	9,400	1.000	12/20/18	0.549	167,764	91,712

TOTAL						$(40,779)	$22,643

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$459,367,001

Gross unrealized gain	23,023,195
Gross unrealized loss	(2,422,702)

Net unrealized security gain	$20,600,493

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 68.8%
Argentina – 0.6%
Republic of Argentina (NR/NR)
	$3,105,514	8.280%		12/31/33	$ 2,590,931
EUR	7,287,000	0.000	(a)	12/15/35	778,291
	$112,450,000	0.000	(a)	12/15/35	9,108,450

					12,477,672

Brazil – 10.3%
Brazil Letras do Tesouro Nacional (BBB+/Baa2)(b)
BRL	149,080,000	0.000		01/01/15	63,913,806
	6,877,000	0.000		04/01/15	2,874,415
	5,523,000	0.000		01/01/16	2,125,178
	57,600,000	0.000		07/01/17	18,643,607
Brazil Notas do Tesouro Nacional (BBB+/Baa2)
	5,050,893	6.000		08/15/16	2,322,407
	2,059,492	6.000		05/15/17	949,587
	22,806,000	10.000		01/01/18	9,819,804
	24,246,000	10.000		01/01/19	10,297,286
	97,536,000	10.000		01/01/23	39,549,187
	97,622,878	6.000		08/15/40	43,404,283
	33,560,922	6.000		08/15/50	14,868,808

					208,768,368

Chile – 0.7%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	2,078,042,265	3.000		01/01/15	3,784,693
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,245,000,000	6.000		06/01/17	2,370,833
	1,537,511,040	3.000		03/01/22	3,027,536
Republic of Chile (NR/NR)
	2,905,000,000	6.000		01/01/18	5,538,938

					14,722,000

Colombia – 5.8%
Republic of Colombia (NR/Baa3)
COP	1,000,000,000	4.375		03/21/23	487,344
Republic of Colombia (BBB+/NR)
	31,079,400,000	8.000		10/28/15	17,169,388
	154,165,400,000	7.000		05/04/22	84,253,867
	15,005,000,000	7.500		08/26/26	8,347,315
	9,332,700,000	6.000		04/28/28	4,502,673
Republic of Colombia (BBB/Baa3)
	2,399,000,000	12.000		10/22/15	1,396,424

					116,157,011

Costa Rica – 0.3%
Republic of Costa Rica (NR/NR)
CRC	3,135,750,000	11.130		03/28/18	6,171,386
	394,800,000	9.200		03/27/19	719,133

					6,890,519

Dominican Republic – 1.2%
Dominican Republic (NR/NR)
DOP	344,700,000	16.950		02/04/22	10,283,981
	113,200,000	14.500	(c)	02/10/23	2,949,137
	100,000	14.500		02/10/23	2,605
	390,500,000	18.500	(c)	02/04/28	11,484,132

					24,719,855

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Honduras – 0.5%
Republic of Honduras (B/B3)
	$8,080,000	8.750	%(c)	12/16/20	$ 8,888,000
	1,690,000	7.500		03/15/24	1,752,868

					10,640,868

Hungary – 1.7%
Hungary Government Bond (BB/Ba1)
HUF	962,240,000	6.500		06/24/19	4,853,199
	2,704,500,000	7.000		06/24/22	14,240,925
	430,430,000	6.000		11/24/23	2,151,450
Hungary Government Bond (BB/NR)
	2,798,640,000	5.500		06/24/25	13,493,825

					34,739,399

Indonesia – 0.0%
Republic of Indonesia (NR/Baa3)
IDR	9,000,000	6.125		05/15/28	607

Malaysia – 8.1%
Federation of Malaysia (NR/NR)(b)
MYR	43,050,000	0.000		10/16/14	13,290,663
	40,150,000	0.000		10/28/14	12,382,293
	16,440,000	0.000		01/20/15	5,032,402
Malaysia Government Bond (NR/NR)
	105,290,000	0.000	(b)	08/14/14	32,674,231
	19,850,000	3.434		08/15/14	6,184,224
	28,290,000	0.000	(b)	11/06/14	8,717,825
	42,270,000	3.654		10/31/19	13,110,150
	16,680,000	3.889		07/31/20	5,188,540
	12,570,000	4.048		09/30/21	3,940,897
	5,610,000	3.418		08/15/22	1,673,303
	15,400,000	3.480		03/15/23	4,597,459
	137,230,000	4.181		07/15/24	43,188,345
Malaysia Government Bond (NR/A3)
	30,180,000	3.741		02/27/15	9,428,548
	11,000,000	4.160		07/15/21	3,463,407

					162,872,287

Mexico – 4.4%
United Mexican States (A/A3)
MXN	304,390,900	7.750		12/14/17	26,261,250
	44,085,400	6.500		06/10/21	3,642,675
	36,212,100	6.500		06/09/22	2,968,909
	3,859,500	8.000		12/07/23	348,441
	92,321,700	8.500		05/31/29	8,717,122
	1,761,000	7.750		05/29/31	155,477
	152,089,100	10.000		11/20/36	16,356,447
	94,567,700	8.500		11/18/38	8,894,162
United Mexican States (NR/A3)
	278,860,200	4.750		06/14/18	21,748,220

					89,092,703

Nigeria – 0.7%
Nigeria Government Bond (NR/NR)
NGN	727,380,000	0.000	(b)	09/04/14	4,376,647
	922,370,000	0.000	(b)	05/07/15	5,172,975
	658,670,000	0.000	(b)	06/04/15	3,654,569
	225,570,000	16.000		06/29/19	1,618,221

					14,822,412

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Paraguay – 0.5%
Republic of Paraguay (BB/Ba2)
	$7,770,000	4.625	%(c)	01/25/23	$ 7,925,400
	1,050,000	4.625		01/25/23	1,071,000

					8,996,400

Peru – 0.7%
Peru Government Bond (A-/Baa2)
PEN	12,428,000	7.840		08/12/20	5,096,990
Republic of Peru (NR/NR)
	10,708,000	5.200		09/12/23	3,793,234
Republic of Peru (A-/Baa2)
	9,882,000	8.200		08/12/26	4,309,438
	422,000	6.900		08/12/37	157,347
Republic of Peru (NR/Baa2)
	116,000	6.950		08/12/31	44,486
	1,969,000	6.850		02/12/42	723,819

					14,125,314

Philippines – 0.6%
Republic of Philippines (BBB/Baa3)
PHP	486,000,000	3.900		11/26/22	10,967,010
	15,000,000	6.250		01/14/36	369,416

					11,336,426

Poland – 3.1%
Poland Government Bond (A/NR)
PLN	10,290,000	3.250		07/25/25	3,276,170
Poland Government Bond (A/A2)
	24,630,000	5.500		10/25/19	9,062,792
	86,500,000	5.250		10/25/20	31,801,261
	21,060,000	5.750		09/23/22	8,096,266
	29,960,000	4.000		10/25/23	10,271,282

					62,507,771

Romania – 3.0%
Republic of Romania (NR/NR)
RON	51,060,000	5.900		07/26/17	17,293,842
	27,520,000	4.750		06/24/19	9,117,155
Republic of Romania (BBB-/Baa3)
EUR	2,180,000	6.500		06/18/18	3,516,269
	4,840,000	4.875		11/07/19	7,514,161
	8,415,000	4.625		09/18/20	12,944,098
Republic of Romania (BBB-/NR)
RON	29,890,000	5.950		06/11/21	10,454,079

					60,839,604

Russia – 10.7%
Russian Federation Bond (NR/Baa1)
RUB	408,040,000	7.000		01/25/23	11,142,525
	1,679,750,000	7.050		01/19/28	44,027,496
Russian Federation Bond (BBB/Baa1)
	1,289,130,000	6.200		01/31/18	35,741,627
	1,125,000,000	7.850		03/10/18	32,831,126
	1,076,480,000	7.500		02/27/19	30,985,514
	115,870,000	6.700		05/15/19	3,228,501
	40,950,000	7.600		04/14/21	1,171,321
	533,850,000	7.600		07/20/22	15,152,698

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Russia – (continued)
Russian Federation Bond (BBB/Baa1) – (continued)
RUB	979,500,000	7.000%		08/16/23	$ 26,638,940
	527,300,000	8.150		02/03/27	15,240,871

					216,160,619

South Africa – 3.5%
Republic of South Africa (BBB+/Baa1)
ZAR	18,480,000	8.000		12/21/18	1,765,186
	105,101,000	7.250		01/15/20	9,640,471
Republic of South Africa (NR/NR)
	134,440,000	7.750		02/28/23	12,308,320
	55,020,000	8.750		02/28/48	4,985,230
	169,970,000	8.000		01/31/30	14,873,454
Republic of South Africa (NR/Baa1)
	317,650,000	6.750		03/31/21	27,983,280

					71,555,941

Thailand – 4.6%
Thailand Government Bond (NR/Baa1)
THB	223,500,000	3.250		06/16/17	7,018,520
	369,980,000	3.580		12/17/27	10,985,151
	17,926,002	1.250		03/12/28	492,379
	97,800,000	3.775		06/25/32	2,889,504
Thailand Government Bond (A-/Baa1)
	261,000,000	2.800		10/10/17	8,053,903
	174,547,000	3.875		06/13/19	5,550,089
	371,870,792	1.200		07/14/21	11,050,824
	1,173,155,000	3.650		12/17/21	36,285,679
	321,620,000	3.625		06/16/23	9,830,493

					92,156,542

Turkey – 7.8%
Turkey Government Bond (NR/NR)
TRY	50,710,000	7.500		09/24/14	23,869,795
	5,110,000	8.300		10/07/15	2,411,492
	55,030,000	9.000		03/08/17	26,442,484
	64,250,000	8.300		06/20/18	30,289,374
	19,120,000	8.800		11/14/18	9,166,969
	55,185,000	9.500		01/12/22	27,116,072
	8,510,000	8.500		09/14/22	3,933,198
	46,115,000	7.100		03/08/23	19,606,384
	32,410,000	8.800		09/27/23	15,288,006

					158,123,774

TOTAL SOVEREIGN DEBT OBLIGATIONS					$1,391,706,092

Structured Notes – 7.6%
Brazil – 0.2%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
BRL	845,000	10.000	%(a)	01/05/17	$ 369,609
	7,680,293	6.000		08/15/40	3,414,749

					3,784,358

Colombia – 1.8%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	24,676,000,000	11.250	(c)	10/25/18	15,645,496
	15,491,000,000	11.250	(c)	10/25/18	9,821,867
	12,492,000,000	11.000		07/27/20	8,185,818
	4,226,000,000	11.000		07/25/24	2,805,344

					36,458,525

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes – (continued)
Indonesia – 5.2%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000%	07/17/17	$ 12,517,925
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)(c)
	105,400,000,000	7.000	05/17/22	8,290,637
	35,400,000,000	7.000	05/17/27	2,620,287
	29,500,000,000	8.250	06/17/32	2,357,760
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	50,100,000,000	10.000	07/17/17	4,479,629
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(c)
	46,000,000,000	10.000	07/18/17	4,113,033
	66,250,000,000	7.000	05/17/27	4,903,785
	161,824,000,000	6.125	05/17/28	10,920,219
	4,665,000,000	9.000	03/19/29	405,310
	42,700,000,000	10.500	08/19/30	4,142,134
	288,650,000,000	6.625	05/17/33	19,381,307
	74,554,000,000	6.625	05/17/33	5,005,903
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)(c)
	68,719,000,000	8.375	03/19/24	5,860,389
	132,800,000,000	9.000	03/19/29	11,538,085
	89,862,000,000	9.000	03/19/29	7,807,496
	16,032,000,000	9.000	03/19/29	1,392,911

				105,736,810

Nigeria(c) – 0.3%
Federal Republic of Nigeria (Issuer Citigroup Funding, Inc.) (NR/NR)
NGN	530,000,000	16.000	07/03/19	3,802,177
Federal Republic of Nigeria (Issuer HSBC Corp.) (NR/NR)
	301,630,000	7.000	10/23/19	1,521,274

				5,323,451

Zambia(c) – 0.1%
Republic of Zambia (Issuer Standard Chartered Bank (London) (NR/NR)
ZMW	27,010,000	11.000	02/20/19	3,151,889

TOTAL STRUCTURED NOTES				$154,455,033

Corporate Obligations – 3.7%
Brazil(c) – 0.3%
Banco Santander Brasil SA (BBB-/Baa2)
BRL	12,900,000	8.000%	03/18/16	$ 5,505,226

Hong Kong – 0.5%
China Unicom Ltd. (NR/NR)
CNH	65,800,000	4.000	04/16/17	10,602,063

Ireland(c) – 0.8%
AHML Finance Ltd. (BBB-/Baa1)
RUB	556,000,000	7.750	02/13/18	15,186,860

Mexico – 0.5%
America Movil SAB de CV (A-/A2)
MXN	46,460,000	6.000	06/09/19	3,652,769
	10,000,000	6.450	12/05/22	758,776
	65,400,000	8.460	12/18/36	5,006,664

				9,418,209

Philippines – 0.1%
Alliance Global Group, Inc. (NR/NR)
	$2,710,000	6.500	08/18/17	2,953,900

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
South Africa – 1.4%
Transnet Ltd. (NR/NR)
ZAR	18,000,000	10.800%	11/06/23	$ 1,834,183
	93,000,000	9.500	08/19/25	8,724,661
	61,000,000	8.900	11/14/27	5,454,011
Transnet Ltd. (BBB+/A3)
	136,000,000	10.000	03/30/29	12,143,067

				28,155,922

United States(b) – 0.1%
Citigroup, Inc. (NR/NR)
ZMW	15,400,000	0.000	05/20/15	2,161,276

TOTAL CORPORATE OBLIGATIONS				$ 73,983,456

Municipal Debt Obligations – 1.0%
Puerto Rico – 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A (BB+/Ba3)
	$215,000	6.000%	07/01/38	$ 151,680
	815,000	6.000	07/01/44	574,762
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A (BB+/Ba3)
	165,000	5.000	07/01/33	108,073
	320,000	5.750	07/01/37	221,565
Puerto Rico Commonwealth GO Bonds For Public Improvement Series 2012 A (BB+/Ba2)
	15,000	5.125	07/01/37	10,461
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2011 A (BB+/Ba2)
	120,000	5.750	07/01/41	86,543
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BB+/Ba2)
	45,000	5.875	07/01/36	33,153
	120,000	6.000	07/01/39	87,805
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BB+/Ba2)
	10,000	6.000	07/01/39	7,317
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A (BB+/Ba2)
	45,000	6.000	07/01/34	33,443
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E (BB+/Ba2)
	40,000	5.625	07/01/32	29,378
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BB+/Ba2)
	20,000	5.500	07/01/26	15,157
Puerto Rico Commonwealth GO Bonds Refunding for Public mprovement Series 2008 A (BB+/Ba2)
	70,000	5.500	07/01/32	50,869
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B (BB+/Ba2)
	170,000	5.750	07/01/38	121,847
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A (BB+/Ba2)
	820,000	5.500	07/01/39	576,337
	300,000	5.000	07/01/41	207,978
Puerto Rico Commonwealth GO Bonds Series 2007 A (BB+/Ba2)
	285,000	5.250	07/01/37	201,330
Puerto Rico Commonwealth GO Bonds Series 2014 A (BB+/Ba2)
	13,760,000	8.000	07/01/35	12,110,314

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (BB+/Ba2)
$80,000	5.125%		07/01/31	$ 56,570
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A (BB+/Ba2)
20,000	5.000		07/01/34	14,005
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A (BB+/Ba2)
30,000	5.250		07/01/27	22,481
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A (A+/Baa2)(b)
85,000	0.000		08/01/35	14,178
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C (A+/Baa2)(b)
215,000	0.000		08/01/37	29,924
175,000	0.000		08/01/38	22,362
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C (AA-/Baa1)
45,000	5.250		08/01/40	39,982
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A (A+/Baa2)
90,000	5.250		08/01/27	77,615
1,010,000	0.000	(d)	08/01/32	806,737
770,000	5.750		08/01/37	628,174
160,000	6.375		08/01/39	139,130
180,000	6.000		08/01/42	148,361
15,000	6.500		08/01/44	13,027
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A (A+/Baa2)
475,000	0.000	(d)	08/01/33	278,084
590,000	5.500		08/01/37	468,979
170,000	5.375		08/01/39	131,784
1,655,000	5.500		08/01/42	1,291,612
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C (A+/Baa2)
160,000	6.000		08/01/39	134,136
730,000	5.250		08/01/41	550,924
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1 (A+/Baa2)
145,000	5.000		08/01/43	104,448
125,000	5.250		08/01/43	93,301
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A (A+/Baa2)
530,000	5.500		08/01/28	459,510
140,000	6.125		08/01/29	129,059

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 20,282,395

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$ 1,640,426,976

Short-term Investment(e) – 12.0%
Repurchase Agreement – 12.0%
Joint Repurchase Agreement Account II
$242,500,000	0.102%		07/01/14	$ 242,500,000

TOTAL INVESTMENTS – 93.1%				$ 1,882,926,976

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.9%				140,477,424

NET ASSETS – 100.0%				$ 2,023,404,400

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $174,620,714, which represents approximately 8.6% of net assets as of June 30, 2014.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2014.

(e)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CRC	— Costa Rican Colon
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	COP/USD	07/18/14	$9,878,317	$14,317
	ILS/USD	09/17/14	11,898,302	119,113
	INR/USD	09/05/14	11,412,707	156
	JPY/USD	09/17/14	11,917,668	46,668
	USD/INR	07/02/14	11,516,824	9,643
Barclays Bank PLC	BRL/USD	07/18/14	5,677,753	140,038
	CNH/USD	09/17/14	59,836,623	213,623
	EUR/USD	09/17/14	5,910,278	45,710
	HUF/USD	09/17/14	7,077,954	29,936
	INR/USD	09/23/14	13,815,048	43,152
	MXN/USD	09/17/14	701,476	1,412
	NGN/USD	09/16/14	4,059,666	51,054
	USD/HUF	09/17/14	3,553,174	1,826
	USD/IDR	07/25/14	18,373,838	705,124
	ZAR/USD	09/17/14	7,959,753	66,090
BNP Paribas SA	EUR/USD	09/17/14	6,000,679	69,607
	MYR/USD	07/25/14	34,318,527	764,108
	PLN/USD	09/17/14	45,095,117	13,443
Citibank NA (London)	CNH/USD	09/05/14	12,850,462	103,180
	EUR/USD	09/17/14	12,069,843	124,252
	INR/USD	07/21/14	5,916,149	23,149
	INR/USD	09/23/14	11,335,957	6,666
	INR/USD	09/26/14	11,523,784	27,983
	MYR/USD	07/25/14	6,684,227	20,227
Credit Suisse International (London)	COP/USD	07/18/14	20,173,667	330,667
	PEN/USD	07/18/14	1,494,602	586
	PLN/USD	09/17/14	45,650,164	87,713
	RUB/USD	07/09/14	12,028,282	256,282
	RUB/USD	07/18/14	2,176,394	136,502
	RUB/USD	07/21/14	12,081,408	295,408
	USD/RUB	07/09/14	5,885,676	31,324
Deutsche Bank AG (London)	BRL/USD	07/18/14	27,482,799	659,249
	CNH/USD	09/05/14	12,832,258	97,969
	CNH/USD	09/17/14	23,941,866	32,866
	IDR/USD	07/25/14	1,775,813	13,207
	MXN/USD	09/17/14	8,966,974	58,942
	PLN/USD	09/17/14	3,042,085	383
	THB/USD	07/14/14	4,255,972	9,493
	THB/USD	08/08/14	22,968,326	49,529
	THB/USD	09/08/14	65,802,829	2,829
	USD/IDR	07/25/14	4,285,381	36,619
	USD/TRY	09/17/14	4,084,944	61,708
	USD/ZAR	09/17/14	6,424,434	3,847
HSBC Bank PLC	BRL/USD	07/07/14	6,073,407	240,407
	CNH/USD	07/11/14	25,407,043	230,862
	INR/USD	09/26/14	11,503,129	36,380
	KRW/USD	07/25/14	3,016,177	41,948
	MXN/USD	09/17/14	34,552,331	73,496
	MYR/USD	07/25/14	34,764,500	516,558
	TRY/USD	09/17/14	16,333,704	91,724
	USD/RUB	07/21/14	20,396,531	59,097
	USD/TRY	09/17/14	11,820,034	36,966

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Chase Bank (London)	INR/USD	07/17/14	$5,237,259	$21,259
	JPY/USD	09/17/14	5,921,544	3,544
	USD/TRY	09/17/14	85,320,088	15,585
	ZAR/USD	09/17/14	111,893,882	1,446,475
Merrill Lynch International Bank Ltd.	IDR/USD	07/25/14	5,040,238	21,997
	MXN/USD	09/17/14	4,929,317	28,931
	MYR/USD	07/25/14	66,977,207	1,257,387
	TRY/USD	09/17/14	11,902,807	72,775
	USD/IDR	07/25/14	5,040,630	150,863
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	24,130,815	790,509
	BRL/USD	07/23/14	5,972,498	127,498
	CNH/USD	08/11/14	13,102,238	111,880
	EUR/USD	09/17/14	5,997,255	66,314
	USD/BRL	07/28/14	5,928,170	7,830
	USD/TRY	09/17/14	6,255,611	87,230
Royal Bank of Canada	BRL/USD	07/03/14	6,036,586	135,586
	BRL/USD	07/07/14	12,163,917	404,917
	COP/USD	07/18/14	3,791,890	123,341
	USD/BRL	07/09/14	5,962,723	12,283
	USD/BRL	08/04/14	10,215,400	55,600
	USD/CLP	07/18/14	10,250,666	33,609
Royal Bank of Scotland PLC	INR/USD	08/08/14	23,144,461	85,954
	MXN/USD	09/17/14	61,042,240	219,651
Standard Chartered Bank	BRL/USD	07/18/14	5,977,468	113,453
	MYR/USD	07/14/14	11,796,874	164,970
	NGN/USD	09/16/14	6,370,724	58,732
	PEN/USD	07/18/14	5,326,872	30,782
State Street Bank and Trust	MXN/USD	09/17/14	5,856,616	8,654
	RON/USD	09/17/14	2,799,275	27,811
UBS AG (London)	BRL/USD	07/07/14	6,065,525	170,525
	INR/USD	09/26/14	11,536,990	41,189
Westpac Banking Corp.	INR/USD	09/23/14	11,512,923	15,260
	MYR/USD	07/25/14	35,791,659	765,458
	MYR/USD	08/05/14	5,876,347	48,216

TOTAL				$12,859,106

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$5,846,647	$(39,353)
	INR/USD	07/02/14	11,516,824	(216,176)
	PLN/EUR	09/17/14	6,025,334	(67,435)
	USD/ILS	09/17/14	10,044,001	(79,982)
	USD/KRW	07/25/14	4,657,161	(145,601)
Barclays Bank PLC	HUF/USD	09/17/14	3,522,082	(5,700)
	IDR/USD	07/25/14	29,427,892	(365,085)
	PLN/EUR	09/17/14	6,003,418	(66,201)
	USD/BRL	07/18/14	6,870,251	(179,691)
	USD/ILS	09/17/14	12,381,192	(103,837)
	USD/ZAR	09/17/14	15,544,757	(84,673)
BNP Paribas SA	PLN/EUR	09/17/14	6,516,782	(20,207)
	USD/BRL	07/07/14	6,098,040	(117,040)
	USD/EUR	09/17/14	11,860,278	(4,860)
	USD/JPY	09/17/14	4,447,851	(43,308)
	USD/PLN	09/17/14	6,490,627	(38,868)
Citibank NA (London)	USD/BRL	07/07/14	2,062,228	(66,805)
	USD/BRL	07/09/14	6,069,929	(88,929)
	USD/COP	07/18/14	4,283,028	(153,245)
	USD/MYR	07/30/14	11,930,494	(59,494)
	USD/MYR	08/05/14	17,165,114	(181,462)
	USD/SGD	09/17/14	14,612,993	(36,090)
Credit Suisse International (London)	CLP/USD	07/14/14	5,740,171	(16,278)
	PEN/USD	07/18/14	3,671,466	(9,771)
	RUB/USD	07/21/14	23,855,627	(135,709)
	USD/MYR	08/18/14	5,872,262	(9,262)
	USD/RUB	07/09/14	6,071,773	(90,773)
	USD/RUB	07/21/14	11,942,972	(169,972)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London)	HUF/USD	09/17/14	$22,210,636	$(95,075)
	IDR/USD	07/25/14	33,056,626	(282,351)
	PEN/USD	07/18/14	2,168,976	(6,984)
	PLN/EUR	09/17/14	77,356,091	(1,007,049)
	TRY/USD	09/17/14	4,636,855	(12,747)
	USD/AUD	09/17/14	7,806,251	(66,957)
	USD/CNH	09/17/14	5,742,294	(11,360)
	USD/IDR	07/25/14	2,967,772	(4,772)
	USD/ILS	09/17/14	19,970,707	(156,329)
	USD/JPY	09/17/14	4,526,464	(32,209)
	USD/MXN	09/17/14	5,878,024	(15,024)
	USD/MYR	08/05/14	35,316,530	(269,756)
	USD/PHP	07/25/14	1,198,059	(3,059)
	USD/PLN	09/17/14	6,049,924	(47,447)
	USD/RUB	07/09/14	26,183,015	(417,080)
	USD/RUB	07/18/14	2,811,818	(124,198)
	USD/THB	07/14/14	9,367,677	(19,458)
	USD/THB	08/08/14	9,723,296	(53,650)
	USD/THB	09/08/14	45,391,694	(605,900)
	USD/THB	09/22/14	7,829,178	(4,129)
	USD/TRY	09/17/14	6,947,057	(38,568)
	USD/ZAR	09/17/14	7,386,089	(66,649)
HSBC Bank PLC	HUF/USD	09/17/14	28,772,120	(390,380)
	PLN/USD	09/17/14	46,357,375	(33,063)
	USD/ILS	09/17/14	8,559,415	(70,019)
	USD/MXN	09/17/14	12,904,850	(49,328)
	USD/MYR	07/14/14	10,534,074	(17,074)
	USD/SGD	09/17/14	15,056,927	(46,853)
	USD/TWD	07/25/14	12,744,801	(107,138)
JPMorgan Chase Bank (London)	INR/USD	07/17/14	6,663,306	(30,388)
	MXN/USD	09/17/14	35,073,363	(16,133)
	PLN/USD	09/17/14	44,975,556	(7,738)
	TRY/USD	09/17/14	11,753,834	(58,166)
	USD/AUD	09/17/14	7,806,251	(66,541)
	USD/ILS	09/17/14	8,542,352	(57,869)
	USD/MXN	09/17/14	5,888,839	(25,839)
	USD/RUB	07/09/14	5,922,500	(5,500)
	USD/ZAR	09/17/14	4,206,629	(61,026)
Merrill Lynch International Bank Ltd.	USD/PLN	09/17/14	18,038,330	(145,260)
	USD/ZAR	09/17/14	2,043,944	(6,941)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	36,083,965	(104,590)
	TRY/USD	09/17/14	21,070,299	(67,816)
	USD/BRL	07/09/14	12,012,366	(208,254)
	USD/BRL	07/18/14	21,262,281	(696,835)
	USD/EUR	09/17/14	54,023,916	(273,826)
	USD/RUB	07/09/14	6,065,926	(88,926)
	USD/RUB	07/21/14	13,055,108	(19,108)
Royal Bank of Canada	PEN/USD	08/29/14	6,060,105	(13,756)
	USD/BRL	07/07/14	20,910,201	(448,080)
	USD/MYR	08/18/14	4,799,748	(9,802)
	USD/SGD	09/17/14	14,614,614	(26,874)
Royal Bank of Scotland PLC	TRY/USD	09/17/14	29,100,818	(227,335)
	USD/MYR	08/06/14	28,484,769	(332,548)
	USD/TRY	09/17/14	29,710,305	(268,305)
Standard Chartered Bank	INR/USD	08/01/14	5,912,885	(5,325)
	USD/BRL	07/07/14	14,457,663	(479,955)
	USD/CNH	09/17/14	3,703,970	(12,464)
	USD/COP	07/18/14	91,279,025	(2,903,093)
	USD/TWD	08/22/14	11,474,915	(70,393)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

State Street Bank and Trust	USD/EUR	09/17/14	$5,894,563	$(24,122)
	USD/JPY	09/17/14	16,331,784	(150,685)
	USD/MXN	09/17/14	13,798,249	(37,749)
UBS AG (London)	BRL/USD	07/28/14	5,989,530	(699)
	USD/BRL	07/03/14	6,036,586	(5,223)
	USD/BRL	07/18/14	5,677,753	(106,781)
	USD/BRL	07/23/14	5,938,399	(75,399)
	USD/EUR	09/17/14	71,063,317	(778,766)
	USD/JPY	09/17/14	4,401,078	(30,863)
	USD/TWD	08/01/14	11,638,003	(45,790)
Westpac Banking Corp.	USD/AUD	09/17/14	8,042,804	(69,758)
	USD/SGD	09/17/14	14,766,666	(44,714)
	USD/TWD	07/17/14	13,161,205	(62,405)

TOTAL				$(14,822,053)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(983)	September 2016	$(241,535,388)	$(407,983)
Eurodollars	(1,903)	December 2016	(466,353,938)	(1,264,145)
Eurodollars	(1,220)	March 2017	(298,335,750)	(428,470)
Eurodollars	(981)	June 2017	(239,400,787)	(217,168)
Ultra Long U.S. Treasury Bonds	(188)	September 2014	(28,188,250)	136,349
2 Year U.S. Treasury Notes	1,451	September 2014	318,630,531	154,922
5 Year U.S. Treasury Notes	(1,606)	September 2014	(191,854,266)	339,971
10 Year U.S. Treasury Notes	(1,017)	September 2014	(127,299,797)	(109,001)
20 Year U.S. Treasury Bonds	698	September 2014	95,756,875	148,554

TOTAL				$(1,646,971)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	48,420,000	(a)	08/10/22	3 month KWCDC	3.120%	$—	$(36,389)
	CLP	2,809,080		06/07/23	6 month CLICP	5.360	—	(273,772)
	KRW	2,088,990		01/16/24	3 month KWCDC	3.445	—	(83,427)
	MXN	435,070	(a)	04/22/27	9.300%	Mexico Interbank TIIE 28 Days	—	1,309,264
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	181,912
Barclays Bank PLC	KRW	26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	(207,768)
		30,000,000	(a)	10/09/22	3 month KWCDC	3.120	—	(7,000)
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	(7,155)
		19,698,730	(a)	11/29/22	3 month KWCDC	3.225	—	(86,542)
		37,196,850	(a)	11/29/22	3 month KWCDC	3.230	—	(163,415)
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	(171,976)
	MXN	55,780		05/12/23	5.615	Mexico Interbank TIIE 28 Days	—	(88,786)
		703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	(53,971)
		301,660	(a)	07/30/27	8.650	Mexico Interbank TIIE 28 Days	—	404,148
	KRW	6,115,600		01/24/28	3 month KWCDC	3.000	23	35,155
	MXN	250,850		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(2,822)	(220,792)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	BRL	52,500		01/04/16	8.640%	1 month Brazilian Interbank Deposit Average	$—	$(871,163)
		67,890		01/04/16	1 month Brazilian Interbank Deposit Average	12.640%	—	(717,653)
	KRW	26,353,510		03/07/17	2.875	3 month KWCDC	—	142,652
	PLN	16,700		01/21/18	6 month WIBOR	3.590	—	(184,884)
	ZAR	166,000		05/31/18	6.500	3 month JIBAR	—	(424,920)
	CLP	1,495,220		03/13/19	6 month CLICP	4.650	—	(69,825)
	ZAR	306,200		11/02/19	6.590	3 month JIBAR	—	(1,255,810)
		162,000		05/30/20	6.623	3 month JIBAR	—	(778,498)
	PLN	8,140		07/29/23	6 month WIBOR	3.840	—	(179,170)
	COP	4,527,080		04/16/24	Colombia 90 days DTF	5.920	—	34,189
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	93,072
	KRW	19,730,000	(a)	03/13/28	3 month KWCDC	3.165	—	86,394
Credit Suisse International (London)	CLP	5,864,500		03/28/16	6 month CLICP	3.860	—	(32,932)
		4,742,700		03/31/16	6 month CLICP	3.850	—	(25,249)
		5,280,140		04/28/17	6 month CLICP	3.980	—	(49,000)
		2,675,440		05/12/17	6 month CLICP	3.950	—	(20,528)
		1,346,570		02/25/19	6 month CLICP	4.580	—	(55,663)
		5,113,230		02/28/19	6 month CLICP	4.573	—	(208,103)
		2,415,320		03/06/19	6 month CLICP	4.610	—	(105,231)
		567,780		03/13/19	6 month CLICP	4.660	—	(26,974)
		442,000		03/26/19	6 month CLICP	4.540	—	(16,370)
	COP	20,678,330		04/15/19	Colombia 90 days DTF	5.110	—	141,602
		9,588,030		06/18/19	Colombia IBR Overnight Interbank	5.350	—	29,053
		3,635,890		05/02/24	Colombia IBR Overnight Interbank	6.055	—	1,566
Deutsche Bank Securities, Inc.	BRL	38,650		01/04/16	10.370	1 month Brazilian Interbank Deposit Average	—	(98,239)
		56,320		01/04/16	10.347	1 month Brazilian Interbank Deposit Average	—	(156,081)
		71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,065,946)
		264,380		01/04/16	8.275	1 month Brazilian Interbank Deposit Average	—	(5,050,790)
	KRW	11,710,120		03/03/17	2.850	3 month KWCDC	—	55,966
	ZAR	132,550		05/30/18	6.520	3 month JIBAR	—	(331,372)
		162,430		05/31/18	6.530	3 month JIBAR	—	(399,788)
		66,000		06/07/18	7.110	3 month JIBAR	—	(40,214)
		168,500		06/07/18	7.100	3 month JIBAR	—	(108,178)
	CLP	4,106,880		10/03/18	6 month CLICP	4.990	—	(304,038)
		1,802,040		10/22/18	6 month CLICP	4.860	—	(114,174)
		1,657,400		02/24/19	6 month CLICP	4.595	—	(70,644)
		2,098,000		03/26/19	6 month CLICP	4.550	—	(79,451)
		3,354,300		03/27/19	6 month CLICP	4.556	—	(128,757)
		6,375,000		04/10/19	6 month CLICP	4.430	—	(173,721)
	COP	17,921,760		06/17/19	Colombia IBR Overnight Interbank	5.320	—	66,414
	ZAR	190,000		01/02/20	6.200	3 month JIBAR	(1,085)	(1,138,016)
		7,820		05/23/21	6.550	3 month JIBAR	—	(50,899)
	KRW	22,865,240	(a)	09/14/22	3 month KWCDC	3.210	—	(96,690)
		26,091,240	(a)	09/18/22	3 month KWCDC	3.320	—	(229,646)
		5,000,000	(a)	01/08/23	3 month KWCDC	3.390	—	(53,408)
		17,289,860		08/23/23	3.620	3 month KWCDC	—	911,002

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc. (continued)	MXN	159,380	(a)	04/22/27	9.290%	Mexico Interbank TIIE 28 Days	$—	$475,929
		159,100	(a)	06/11/27	8.700	Mexico Interbank TIIE 28 Days	—	244,158
		94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	(33,374)
		28,000		02/24/28	7.510	Mexico Interbank TIIE 28 Days	—	(41,852)
HSBC Bank PLC	KRW	12,510,000		06/19/23	3 month KWCDC	3.175%	—	(209,606)
JPMorgan Securities, Inc.	BRL	82,470		01/04/16	11.826	1 month Brazilian Interbank Deposit Average	—	397,241
		153,100		01/04/16	9.980	1 month Brazilian Interbank Deposit Average	—	(730,174)
		266,920		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	5,713,791
	CLP	2,278,820		03/04/19	6 month CLICP	4.590	—	(95,675)
	COP	10,159,090		04/22/19	Colombia IBR Overnight Interbank	5.190	—	44,917
	ZAR	125,000		12/20/21	7.760	3 month JIBAR	(1,400)	(107,162)
	PLN	100		07/26/22	6 month WIBOR	4.570	—	(3,424)
	KRW	23,074,380	(a)	11/29/22	3 month KWCDC	3.220	—	(91,762)
		5,318,590		01/13/24	3 month KWCDC	3.465	—	(221,606)
Morgan Stanley & Co. International PLC		82,000,000	(a)	01/08/23	3 month KWCDC	3.380	—	(841,841)
		14,200,000	(a)	02/05/23	3 month KWCDC	3.315	—	(103,682)
		28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	152,317
Morgan Stanley Capital Services, Inc.	BRL	46,050		01/04/16	10.190	1 month Brazilian Interbank Deposit Average	—	(166,009)
	CLP	1,333,530		03/12/19	6 month CLICP	4.640	—	(61,217)
		3,792,910		04/09/19	6 month CLICP	4.420	—	(100,358)
		1,243,800		04/15/19	6 month CLICP	4.350	—	(25,384)
	MXN	310,000		06/17/21	5.630	Mexico Interbank TIIE 28 Days	—	102,586

TOTAL							$(5,284)	$(8,322,816)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

ZAR	176,620	01/06/16	6.168%	3 month JIBAR	$29	$(92,886)
	162,180	01/06/16	6.211	3 month JIBAR	26	(74,204)
	51,550	01/09/16	6.218	3 month JIBAR	8	(23,940)
	163,160	01/14/16	6.190	3 month JIBAR	26	(85,213)
	112,380	03/25/16	6.980	3 month JIBAR	(291)	47,861
	111,920	03/26/16	6.990	3 month JIBAR	(295)	80,772
	151,610	06/13/19	7.640	3 month JIBAR	70	76,911
	$64,000	09/17/29	3 month LIBOR	3.750%	(4,556,804)	(894,934)

TOTAL					$(4,557,231)	$(965,633)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America N.A.	People’s Republic of China 4.250% 10/28/14	$1,160	(1.000)%	06/20/19	0.731%	$(7,261)	$(8,070)
Barclays Bank PLC		3,170	(1.000)	03/20/19	0.685	(11,463)	(35,285)
Citibank NA		29,550	(1.000)	03/20/19	0.685	(134,976)	(300,801)
		51,890	(1.000)	06/20/19	0.731	(309,149)	(376,660)
JPMorgan Securities, Inc.		3,310	(1.000)	03/20/19	0.685	(11,124)	(37,690)
		1,630	(1.000)	06/20/19	0.731	(10,958)	(10,585)

TOTAL						$(484,931)	$(769,091)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER CROSS CURRENCY SWAP CONTRACTS

Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Termination Date(c)	Receive	Pay	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	TRY	91,670,000	$40,986,319	03/26/15	12.040%	3 month LIBOR	$43,933	5,018,650
		66,690,000	30,507,777	03/31/15	11.575	3 month LIBOR	90,445	2,781,988
		12,250,000	5,617,205	03/10/16	11.070	3 month LIBOR	43,956	671,307
	ZAR	26,400,000	2,549,431	05/13/24	6.180	3 month LIBOR	1,169	(32,659)
Deutsche Bank Securities, Inc.	TRY	25,510,000	11,362,523	03/13/16	11.480	3 month LIBOR	(89,778)	1,787,669
	ZAR	42,202,250	5,274,895	05/23/19	6.100	3 month LIBOR	8,688	(69,970)
		54,520,000	4,063,672	05/12/24	6.177	3 month LIBOR	29,057	(74,870)
Morgan Stanley & Co. International PLC		54,542,000	5,267,087	05/13/24	6.185	3 month LIBOR	4,955	(65,705)

TOTAL							$132,425	$10,016,410

(c)	At the termination date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,951,675,340

Gross unrealized gain	39,892,277
Gross unrealized loss	(108,640,641)

Net unrealized security loss	$(68,748,364)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 101.7%
Collateralized Mortgage Obligations – 7.4%
Adjustable Rate Non-Agency(a) – 1.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$189,983	2.646%	04/25/35	$ 184,968
American Home Mortgage Investment Trust Series 2004-3, Class 1A
352	0.890	10/25/34	350
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,063,478	2.394	07/25/35	971,572
Countrywide Alternative Loan Trust Series 2005-16, Class A1
715,886	1.771	06/25/35	650,060
Countrywide Alternative Loan Trust Series 2005-38, Class A1
202,786	1.624	09/25/35	185,698
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
314,822	0.395	01/19/36	202,834
Impac CMB Trust Series 2004-08, Class 1A
69,832	0.870	10/25/34	59,759
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
908,318	2.467	10/25/34	903,545

			3,158,786

Interest Only(b) – 0.6%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
57,196	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
5,596	5.250	07/25/33	229
FHLMC REMIC Series 4273, Class PS(a)
816,726	5.948	11/15/43	117,614
FHLMC STRIPS Series 329, Class C1
2,000,000	4.000	12/15/41	446,562
FNMA REMIC Series 2010-126, Class LS(a)
975,523	4.849	11/25/40	182,157
GNMA REMIC Series 2013-113, Class SD(a)
550,920	6.548	08/16/43	86,139
GNMA REMIC Series 2013-182, Class PI
184,010	4.500	12/20/43	39,596
GNMA Series 2011-99, Class DS(a)
3,728,574	5.948	07/16/41	684,815
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
19,731	0.123	08/25/33	133
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
4,165	0.320	07/25/33	19

			1,557,264

Inverse Floaters(a) – 0.6%
GNMA REMIC Series 2010-1, Class SD
50,442	5.637	01/20/40	7,640
GNMA REMIC Series 2010-35, Class DS
193,566	5.527	03/20/40	32,567
GNMA REMIC Series 2010-85, Class SN
118,370	5.787	07/20/40	21,742
GNMA REMIC Series 2010-9, Class XD
2,181,663	6.448	01/16/40	431,356
GNMA REMIC Series 2010-98, Class QS
465,734	6.447	01/20/40	80,110
GNMA REMIC Series 2011-17, Class SA
529,311	5.947	09/20/40	88,068
GNMA REMIC Series 2011-61, Class CS
442,129	6.527	12/20/35	62,776

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA REMIC Series 2011-79, Class AS
$327,557	5.957%	07/20/37	$ 29,229
GNMA REMIC Series 2013-111, Class SA
102,285	6.547	07/20/43	20,427
GNMA REMIC Series 2013-113, Class SA
335,671	6.547	08/20/43	66,932
GNMA REMIC Series 2013-148, Class SA
440,441	6.047	10/20/43	78,718
GNMA Series 2001-48, Class SA
7,422	25.994	10/16/31	11,403
GNMA Series 2001-51, Class SB
7,277	25.994	10/16/31	11,895
GNMA Series 2011-25, Class SA
1,020,497	5.947	10/20/40	160,238
GNMA Series 2013-134, Class DS
2,762,067	5.947	09/20/43	487,975

			1,591,076

Planned Amortization Class – 0.4%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,050,038

Sequential Fixed Rate – 2.7%
FHLMC REMIC Series 2042, Class N
148,923	6.500	03/15/28	166,665
FNMA REMIC Series 2000-16, Class ZG
312,580	8.500	06/25/30	368,872
FNMA REMIC Series 2005-62, Class ZL
319,273	5.500	07/25/35	351,769
FNMA REMIC Series 2010-95, Class ZC
829,887	5.000	09/25/40	880,806
FNMA REMIC Series 2011-52, Class GB
1,200,000	5.000	06/25/41	1,324,732
FNMA REMIC Series 2011-99, Class DB
1,075,000	5.000	10/25/41	1,189,390
FNMA REMIC Series 2012-111, Class B
338,137	7.000	10/25/42	384,390
FNMA REMIC Series 2012-153, Class B
1,042,282	7.000	07/25/42	1,184,441
GNMA Series 2009-61, Class AZ
830,780	5.500	08/20/39	928,045

			6,779,110

Sequential Floating Rate(a) – 1.1%
FHLMC REMIC Series 4103, Class BF
2,441,187	0.502	12/15/38	2,432,372
FNMA REMIC Series 2011-63, Class FG
374,250	0.602	07/25/41	376,258

			2,808,630

Support – 0.8%
FNMA REMIC Series 2005-59, Class KZ
1,892,223	5.500	07/25/35	2,094,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 19,039,275

Commercial Mortgage-Backed Securities – 15.6%
Sequential Fixed Rate – 4.6%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
4,136,137	5.602	06/11/50	4,638,976

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
$2,000,000	4.317%	11/25/19	$ 2,211,406
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
1,400,000	2.637	01/25/23	1,391,824
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
3,450,000	3.111	02/25/23	3,546,871

			11,789,077

Sequential Floating Rate(a) – 11.0%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
150,000	5.621	04/10/49	165,599
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
2,296,304	6.050	12/10/49	2,597,351
Commercial Mortgage Trust Series 2007-C9, Class A1A
2,619,829	5.796	12/10/49	2,911,100
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class A3
6,461,983	5.789	06/15/38	6,927,404
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
700,000	3.034	10/25/20	732,140
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,632,202	5.997	08/10/45	4,025,817
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
753,788	5.866	09/15/45	849,916
ML-CFC Commercial Mortgage Trust Series 2006-2, Class A4
4,545,571	6.066	06/12/46	4,889,632
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	54,615
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,988
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A
1,211,345	5.509	11/12/49	1,322,955
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
2,183,660	6.009	06/15/45	2,363,906
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(d)
1,300,000	4.869	02/15/44	1,463,073

			28,352,496

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 40,141,573

Federal Agencies – 78.7%
Adjustable Rate FHLMC(a) – 0.2%
125,978	2.375	04/01/33	133,430
56,380	2.362	09/01/33	59,551
27,431	2.232	10/01/34	28,852
45,722	2.375	11/01/34	48,385
49,490	2.375	02/01/35	52,388
165,508	2.375	06/01/35	176,670

			499,276

Adjustable Rate FNMA(a) – 0.7%
6,092	2.018	07/01/22	6,222
19,135	1.951	07/01/27	19,698
23,215	1.951	11/01/27	23,892
6,855	1.951	01/01/31	7,092
8,405	1.951	06/01/32	8,704
10,598	2.018	08/01/32	10,947

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$43,161	2.018%	05/01/33	$ 44,624
18,941	1.790	06/01/33	19,567
227,656	2.376	06/01/33	240,730
15,712	2.349	07/01/33	16,590
223,896	1.959	08/01/33	230,913
1,368	2.625	09/01/33	1,439
1,018	2.199	12/01/33	1,058
115,418	2.292	12/01/33	122,103
4,571	2.421	04/01/34	4,854
344,333	2.655	08/01/34	368,733
56,694	2.420	11/01/34	60,223
74,775	2.320	02/01/35	78,998
104,073	2.247	03/01/35	110,071
58,516	2.435	04/01/35	62,381
128,188	2.446	05/01/35	137,102
17,087	1.951	11/01/35	17,591
62,730	1.951	12/01/37	64,623
40,394	1.951	01/01/38	41,609
19,623	1.951	11/01/40	20,297

			1,720,061

Adjustable Rate GNMA(a) – 0.6%
35,070	1.625	06/20/23	35,825
16,710	1.625	07/20/23	17,072
17,297	1.625	08/20/23	17,675
44,779	1.625	09/20/23	45,764
13,008	1.625	03/20/24	13,306
114,116	1.625	04/20/24	116,751
13,755	1.625	05/20/24	14,075
95,430	1.625	06/20/24	97,660
19,592	2.000	06/20/24	20,290
31,859	1.625	07/20/24	32,609
33,549	2.000	07/20/24	34,798
58,745	1.625	08/20/24	60,136
30,372	2.000	08/20/24	31,510
28,502	1.625	09/20/24	29,182
35,064	2.000	11/20/24	36,402
13,449	2.000	12/20/24	13,965
19,994	2.500	12/20/24	21,104
23,271	2.000	01/20/25	24,168
12,415	2.000	02/20/25	12,898
43,226	2.000	05/20/25	44,934
36,045	2.000	07/20/25	37,487
17,182	1.625	02/20/26	17,618
874	1.625	07/20/26	897
22,674	1.625	01/20/27	23,302
23,027	2.000	01/20/27	24,035
16,861	1.625	02/20/27	17,330
122,332	1.625	04/20/27	125,767
14,144	1.625	05/20/27	14,544
14,611	1.625	06/20/27	15,025
5,222	1.625	11/20/27	5,373
20,664	1.625	12/20/27	21,264
39,376	1.625	01/20/28	40,524
14,405	1.625	02/20/28	14,827
15,519	1.625	03/20/28	15,975
69,492	1.625	07/20/29	71,568
37,144	1.625	08/20/29	38,306
9,660	1.625	09/20/29	9,964
37,391	1.625	10/20/29	38,570
45,226	1.625	11/20/29	46,632
11,374	1.625	12/20/29	11,734
14,296	1.625	01/20/30	14,751
6,881	1.625	02/20/30	7,092
37,875	1.625	03/20/30	39,086

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$42,053	1.625%	04/20/30	$ 43,407
65,580	1.625	05/20/30	67,685
46,377	2.000	05/20/30	48,738
9,961	1.625	06/20/30	10,283
95,847	2.000	07/20/30	100,767
19,031	2.000	09/20/30	20,013
32,787	1.625	10/20/30	33,812

			1,696,500

FHLMC – 12.9%
9	6.000	12/01/14	9
3,691	6.000	03/01/16	3,805
404	5.000	09/01/16	419
3,569	5.000	11/01/16	3,789
12,689	5.000	01/01/17	13,460
19,581	5.000	02/01/17	20,724
16,565	5.000	03/01/17	17,533
32,122	5.000	04/01/17	33,997
945	5.000	05/01/17	1,000
924	5.000	08/01/17	978
96,456	5.000	09/01/17	102,084
115,217	5.000	10/01/17	121,945
67,809	5.000	11/01/17	71,763
65,090	5.000	12/01/17	68,889
79,474	5.000	01/01/18	84,091
189,726	5.000	02/01/18	200,526
183,539	5.000	03/01/18	194,154
168,947	5.000	04/01/18	178,762
20,044	4.500	05/01/18	21,250
129,065	5.000	05/01/18	136,594
32,095	5.000	06/01/18	33,950
33,872	5.000	07/01/18	35,849
15,468	5.000	08/01/18	16,360
13,289	5.000	09/01/18	14,071
38,407	5.000	10/01/18	40,669
47,360	5.000	11/01/18	50,155
21,499	5.000	12/01/18	22,762
4,511	5.000	01/01/19	4,775
623	5.000	02/01/19	662
156,935	5.500	04/01/20	168,069
506,209	5.000	11/01/22	560,196
469,067	4.500	08/01/23	507,786
59,188	7.000	04/01/31	67,685
1,025,470	7.000	09/01/31	1,200,305
302,536	7.000	04/01/32	341,887
711,874	7.000	05/01/32	803,356
242,173	5.000	10/01/33	268,889
20,348	5.500	12/01/33	23,099
294,876	5.500	04/01/35	330,860
11,046	5.000	07/01/35	12,272
249,886	5.000	12/01/35	277,529
151,396	5.500	01/01/36	169,876
465	5.500	02/01/36	522
2,331	5.000	02/01/37	2,586
9,447	5.500	01/01/38	10,546
1,006,498	7.000	02/01/39	1,146,315
931,283	5.000	05/01/39	1,030,804
1,534,159	5.000	07/01/39	1,698,104
77,525	5.000	08/01/40	85,992
68,163	5.000	10/01/40	75,607
153,768	4.500	02/01/41	166,665
10,145	5.000	06/01/41	11,278
83,494	3.000	05/01/42	82,432
350,327	3.500	06/01/42	361,357
304,258	3.000	08/01/42	301,512

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$209,360	3.000%	09/01/42	$ 206,696
583,172	3.000	10/01/42	575,947
980,328	4.000	10/01/42	1,034,246
8,905,838	3.000	11/01/42	8,815,914
2,875,512	3.000	12/01/42	2,851,418
7,241,554	3.000	01/01/43	7,178,241
512,219	3.000	02/01/43	506,054
333,552	3.000	03/01/43	330,751
484,608	3.000	04/01/43	480,623

			33,180,444

FNMA – 50.3%
456	5.500	04/01/16	484
470	5.500	08/01/16	499
7,670	5.500	11/01/16	8,147
5,605	5.500	12/01/16	5,953
8,579	5.500	01/01/17	9,112
739	5.500	05/01/17	788
3,211	5.500	07/01/17	3,426
478	5.500	09/01/17	511
7,195	5.500	01/01/18	7,676
6,192	5.500	02/01/18	6,606
596	6.000	02/01/18	671
842,140	2.800	03/01/18	880,103
182,892	5.000	03/01/18	193,105
13,750	5.500	04/01/18	14,586
2,530,000	3.840	05/01/18	2,743,343
3,560	5.500	05/01/18	3,792
7,005	6.000	05/01/18	7,882
233,593	5.000	06/01/18	247,298
676,137	4.000	08/01/18	717,545
12,664	5.000	09/01/18	13,428
63,516	6.000	11/01/18	71,472
29,713	7.000	11/01/18	30,989
100,936	6.000	12/01/18	113,579
95,172	6.000	01/01/19	107,094
2,739	5.500	02/01/19	2,937
16,056	5.500	04/01/19	17,216
30,253	6.000	04/01/19	34,043
2,178	5.500	05/01/19	2,313
6,407	6.000	05/01/19	7,210
14,713	5.500	07/01/19	15,778
41,242	5.500	08/01/19	44,154
20,021	5.500	09/01/19	21,618
47,885	5.500	10/01/19	51,468
16,758	5.500	11/01/19	18,168
11,423	5.500	12/01/19	12,304
66,200	5.500	02/01/20	70,987
261,363	4.500	03/01/20	277,456
852,907	3.416	10/01/20	910,431
22,256	5.500	01/01/21	24,129
33,244	7.000	09/01/21	37,124
107,025	7.000	06/01/22	120,527
41,350	7.000	07/01/22	46,115
4,024	4.500	04/01/23	4,304
467,543	6.000	06/01/26	529,902
282,994	5.000	07/01/27	314,463
539	7.000	01/01/29	543
1,878	7.000	09/01/29	1,966
15,417	7.000	08/01/31	17,262
1,516	7.000	03/01/32	1,713
2,183	7.000	04/01/32	2,438
1,329	7.000	05/01/32	1,434
7,053	7.000	06/01/32	7,609
892	7.000	07/01/32	951

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$75,676	6.000%	01/01/33	$ 86,230
4,387	6.000	02/01/33	4,999
7,610	5.500	04/01/33	8,592
571,738	5.500	05/01/33	645,554
359,058	5.500	06/01/33	405,416
228,138	5.500	07/01/33	257,592
39,914	5.000	08/01/33	44,491
2,699	5.000	09/01/33	3,006
39,156	5.500	09/01/33	44,220
25,723	5.500	12/01/33	29,044
125,628	5.500	02/01/34	141,902
10,332	5.500	03/01/34	11,678
27,687	5.500	04/01/34	31,286
3,504	5.500	06/01/34	3,957
93,562	5.500	07/01/34	105,682
13,825	5.500	08/01/34	15,674
47,162	5.500	10/01/34	53,249
62,643	5.500	11/01/34	70,727
487,917	5.500	12/01/34	550,499
356	6.000	12/01/34	401
5,039	5.500	01/01/35	5,690
397,544	5.500	02/01/35	448,861
30,777	5.500	03/01/35	34,748
277,686	6.000	04/01/35	316,379
71,966	5.500	05/01/35	80,993
8,396	5.500	06/01/35	9,464
15,294	5.000	07/01/35	17,032
15,944	5.500	07/01/35	17,998
155,469	5.500	08/01/35	175,522
17,118	5.500	09/01/35	19,291
13,519	5.500	10/01/35	15,194
154,582	6.000	10/01/35	174,469
64,167	5.500	12/01/35	72,197
4,259	6.000	12/01/35	4,808
8,350	5.500	01/01/36	9,385
226	5.500	02/01/36	254
31,355	5.500	04/01/36	35,156
4,629	6.000	04/01/36	5,214
60,736	5.500	07/01/36	67,931
55,639	5.500	09/01/36	62,819
24,206	6.000	09/01/36	27,232
5,988	5.500	02/01/37	6,728
97,689	5.500	04/01/37	110,201
108,788	6.000	04/01/37	122,359
1,388	5.500	05/01/37	1,559
63,101	5.000	06/01/37	70,205
496	5.500	06/01/37	558
8,396	5.500	07/01/37	9,430
1,416,758	5.500	08/01/37	1,593,758
192,952	6.500	10/01/37	217,480
110,759	6.000	11/01/37	124,576
273	5.500	12/01/37	306
106,685	5.500	01/01/38	120,452
88,592	5.500	02/01/38	100,019
12,122	5.500	03/01/38	13,598
40,939	5.500	04/01/38	46,035
10,290	5.500	05/01/38	11,575
196,137	6.000	05/01/38	220,605
5,037	5.500	06/01/38	5,647
2,569	5.500	07/01/38	2,887
5,214	5.500	08/01/38	5,844
4,866	5.500	09/01/38	5,455
590,723	6.000	09/01/38	664,515
241,577	6.000	11/01/38	271,713
119,270	5.500	12/01/38	134,658

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$618,597	6.000%	12/01/38	$ 695,871
894,146	5.000	01/01/39	996,384
298,999	6.000	01/01/39	336,349
557,176	6.500	01/01/39	627,120
11,615	5.500	02/01/39	13,092
687,308	7.000	03/01/39	782,368
17,294	5.500	06/01/39	19,337
12,718	4.000	08/01/39	13,503
559,854	6.000	09/01/39	629,695
185,783	6.000	10/01/39	209,012
15,528	5.500	11/01/39	17,368
138,781	6.000	10/01/40	156,094
371,475	4.500	02/01/41	402,927
5,278,832	6.000	05/01/41	5,937,360
157,640	4.500	08/01/41	170,916
40,163	4.500	10/01/41	43,508
455,651	3.000	08/01/42	452,652
594,675	3.000	09/01/42	590,390
804,439	3.000	10/01/42	799,107
883,042	3.000	11/01/42	876,843
3,566,006	3.000	12/01/42	3,538,656
99,331	2.500	01/01/43	94,304
4,287,226	3.000	01/01/43	4,254,903
2,969,924	2.500	02/01/43	2,819,468
1,371,790	3.000	02/01/43	1,362,268
2,576,622	3.000	03/01/43	2,557,649
2,310,638	3.000	04/01/43	2,293,271
872,407	2.500	05/01/43	828,211
2,720,120	3.000	05/01/43	2,699,867
94,157	3.000	06/01/43	93,513
816,560	3.000	07/01/43	810,977
40,000,000	3.500	TBA-30yr(e)	41,181,248
16,000,000	4.000	TBA-30yr(e)	16,963,515
12,000,000	4.500	TBA-30yr(e)	12,997,500
7,000,000	5.000	TBA-30yr(e)	7,773,282

			129,798,179

GNMA – 14.0%
126,313	5.500	07/15/20	134,249
294,057	3.950	07/15/25	309,555
11,909	6.000	04/15/26	13,404
1,053	6.500	01/15/32	1,196
2,197	6.500	02/15/32	2,496
1,054,515	5.500	04/15/33	1,199,799
9,660	5.000	11/15/33	10,792
2,292	6.500	08/15/34	2,670
202	6.500	01/15/36	231
2,226	6.500	02/15/36	2,529
5,339	6.500	03/15/36	6,080
10,029	6.500	04/15/36	11,418
29,714	6.500	05/15/36	33,783
21,967	6.500	06/15/36	24,973
127,626	6.500	07/15/36	145,621
135,579	6.500	08/15/36	154,516
201,772	6.500	09/15/36	229,327
83,028	6.500	10/15/36	94,433
130,745	6.500	11/15/36	148,551
53,769	6.500	12/15/36	61,717
23,850	6.500	01/15/37	27,098
5,466	6.500	03/15/37	6,210
15,299	6.500	04/15/37	17,382

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$10,088	6.500%	05/15/37	$ 11,462
6,018	6.500	08/15/37	6,838
38,237	6.500	09/15/37	43,444
39,846	6.500	10/15/37	45,272
25,083	6.500	11/15/37	29,011
167,089	5.000	03/15/38	184,687
8,504	6.500	05/15/38	9,702
9,225	6.500	11/15/38	10,481
711,918	5.000	01/15/39	789,728
7,627	6.500	02/15/39	8,665
181,179	5.000	03/15/39	200,981
771,232	5.000	07/15/40	858,186
168,583	5.000	08/15/40	187,008
521,708	5.000	07/15/41	577,273
550,346	5.000	11/15/41	604,536
38,366	2.500	12/20/42	37,123
1,000,000	3.500	TBA - 30yr(e)	1,041,641
15,000,000	4.000	(e)	16,013,087
11,000,000	4.000	TBA-30yr(e)	11,775,157
1,000,000	5.000	TBA-30yr(e)	1,099,219

			36,171,531

TOTAL FEDERAL AGENCIES			$ 203,065,991

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 262,246,839

Asset-Backed Securities(a) – 1.1%
Home Equity – 0.2%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$10,531	0.412%	06/15/29	$ 10,388
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
39,510	0.372	12/15/29	35,170
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
140,578	0.432	02/15/34	118,322
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
183,032	0.630	03/25/34	170,032

			333,912

Student Loan – 0.9%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
354,822	0.393	06/27/22	354,608
Education Funding Capital Trust I Series 2004-1, Class A2
55,715	0.391	12/15/22	55,589
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(d)
1,780,984	0.952	06/25/26	1,800,363
Northstar Education Finance, Inc. Series 2005-1, Class A1
53,363	0.328	10/28/26	53,332
US Education Loan Trust LLC Series 2006-1, Class A2(d)
89,115	0.357	03/01/25	89,023

			2,352,915

TOTAL ASSET-BACKED SECURITIES			$ 2,686,827

U.S. Treasury Obligation – 0.2%
United States Treasury Bonds
$500,000	3.625%	02/15/44	$ 527,725

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135%	04/17/19	$ 235,757
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135	04/17/19	155,151
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.955%
1,000,000	3.955	05/07/19	63,210
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.955%
1,000,000	3.955	05/07/19	53,185

TOTAL OPTIONS PURCHASED — 0.2%			$ 507,303

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 265,968,694

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 38.6%
Repurchase Agreement – 38.6%
Joint Repurchase Agreement Account II
$99,600,000	0.102%	07/01/14	$ 99,600,000

TOTAL INVESTMENTS – 141.8%			$ 365,568,694

LIABILITIES IN EXCESS OF OTHER ASSETS – (41.8)%			(107,700,302)

NET ASSETS – 100.0%			$ 257,868,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,352,459, which represents approximately 1.3% of net assets as of June 30, 2014.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $108,844,649 which represents approximately 42.2% of net assets as of June 30, 2014.

(f)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $5,861,055)	3.000%	TBA - 30yr	07/14/14	$(6,000,000)	$(5,927,774)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(58)	June 2016	$(14,291,200)	$(10,250)
Eurodollars	(28)	September 2016	(6,879,950)	(16,154)
Eurodollars	(58)	December 2016	(14,213,625)	(44,401)
Eurodollars	(39)	March 2017	(9,536,963)	(15,927)
Ultra Long U.S. Treasury Bonds	(34)	September 2014	(5,097,875)	(28,553)
U.S. Treasury Long Bonds	116	September 2014	15,913,750	32,484
2 Year U.S. Treasury Notes	134	September 2014	29,425,563	(12,742)
5 Year U.S. Treasury Notes	(424)	September 2014	(50,651,438)	45,505
10 Year U.S. Treasury Notes	81	September 2014	10,138,922	73,762

TOTAL				$23,724

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$16,400	(a)	09/17/16	3 month LIBOR	1.000%	$(80,015)	$(15,285)
	2,900	(a)	02/01/17	3 month LIBOR	1.625	(1,126)	(4,308)
	19,700		06/18/19	2.000%	3 month LIBOR	176,389	137,402
	8,600	(a)	01/30/24	4.252	3 month LIBOR	83,299	157,731
	13,200	(a)	09/17/24	3 month LIBOR	3.250	(535,564)	(128,639)
	2,800	(a)	01/30/39	3 month LIBOR	4.370	(65,263)	(133,783)

TOTAL						$(422,280)	$13,118

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Received	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	$889	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	$2,003	$(3,201)

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$357,373,356

Gross unrealized gain	9,135,846
Gross unrealized loss	(940,508)

Net unrealized security gain	$8,195,338

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

v. Structured Notes —The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by the price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A cross currency swap is an agreement which a Fund may enter into to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principle value of one designated currency in exchange for other designated currency. Therefore, the entire principle value of a cross currency swap is subject to risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such as investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2014:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$18,335,528	$—
Corporate Obligations	—	7,613,000	—
Structured Notes	—	437,379	—
Municipal Debt Obligations	—	431,825	—
U.S. Treasury Obligations	216,020	—	—
Short-term Investments	—	1,800,000	—
Total	$216,020	$28,617,732	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$110,306	$—
Interest Rate Swap Contracts	—	20,395	—
Total	$—	$130,701	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(112,779)	$—
Futures Contracts	(39,042)	—	—
Interest Rate Swap Contracts	—	(84,566)	—
Credit Default Swap Contracts	—	(13,343)	—
Total	$(39,042)	$(210,688)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$927,452,221	$—
Foreign Debt Obligations	—	17,926,656	—
Corporate Obligations	—	495,767,695	—
Structured Note	—	10,548,746	—
Short-term Investments	—	146,000,000	—
Total	$—	$1,597,695,318	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,089,918	$—
Futures Contracts	108,547	—	—
Interest Rate Swap Contracts	—	820,161	—
Credit Default Swap Contracts	—	441,933	—
Total	$108,547	$4,352,012	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(4,735,692)	$—
Futures Contracts	(2,093,545)	—	—
Interest Rate Swap Contracts	—	(4,142,422)	—
Credit Default Swap Contracts	—	(892,073)	—
Total	$(2,093,545)	$(9,770,187)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,458,886,923	$—
U.S. Treasury Obligations	85,428,350	—	—
Senior Term Loans	—	215,168,957	39,452,371
Common Stock and/or Other Equity Investments	28,782,087	3,285,260	42
Warrants	—	5,190,080	—
Short-term Investments	—	143,600,000	—
Total	$114,210,437	$4,826,131,220	$39,452,413

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$23,149	$—
Futures Contracts	713,100	—	—
Total	$713,100	$23,149	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,250,438)	$—
Futures Contracts	(2,808,234)	—	—
Total	$(2,808,234)	$(1,250,438)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$3,470,178,725	$91,124,203
Corporate Obligations	—	495,445,760	—
Asset-Backed Securities	—	83,926,617	1,891,500
Unfunded Loan Commitments(a)	—	4,647,688	—
Investment Company	53,093,750	—	—
Short-term Investments	—	351,600,000	—
Total	$53,093,750	$4,405,798,790	$93,015,703

Derivative Type
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(228,561)	$—
Interest Rate Swap Contracts	—	(1,582,755)	—
Credit Default Swap Contracts	—	(93,207)	—
Total	$—	$(1,904,523)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2014:

	Senior Term Loans	Asset Backed Securities
Beginning Balance as of April 1, 2014	$32,856,154	$—
Realized gain (loss)	869	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	592,288	—
Purchases	51,207,662	1,891,500
Sales	(125,093)	—
Transfers into Level 3	22,178,073	—
Transfers out of Level 3	(15,585,750)	—
Ending Balance as of June 30, 2014	$91,124,203	$1,891,500

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$394,892,476	$—
Mortgage-Backed Obligations	—	10,064,542	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	30,093,731	1,152,241	—
Foreign Debt Obligations	—	14,946,608	—
Municipal Debt Obligations	—	16,141,414	—
Short-term Investments	—	10,900,000	—
Total	$30,093,731	$448,097,281	$—

Derivative Type
Assets
Options Purchased	$—	$1,776,482	$—
Futures Contracts(a)	52,485	—	—
Interest Rate Swap Contracts(a)	—	1,257,671	—
Credit Default Swap Contracts(a)	—	245,657	—
Total	$52,485	$3,279,810	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(23,115)	$—
Futures Contracts	(343,123)	—	—
Interest Rate Swap Contracts	—	(809,256)	—
Credit Default Swap Contracts	—	(69,069)	—
Total	$(343,123)	$(901,440)	$—

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$1,384,815,573	$6,890,519
Structured Notes	—	154,455,033	—
Corporate Obligations	—	73,983,456	—
Municipal Debt Obligations	—	20,282,395	—
Short-term Investments	—	242,500,000	—
Total	$—	$1,876,036,457	$6,890,519

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$12,859,106	$—
Futures Contracts	779,796	—	—
Interest Rate Swap Contracts	—	10,828,872	—
Credit Default Swap Contracts	—	11,563	—
Cross Currency Swap Contracts	—	10,259,614	—
Total	$779,796	$33,959,155	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(14,822,053)	$—
Futures Contracts	(2,426,767)	—	—
Interest Rate Swap Contracts	—	(20,117,321)	—
Credit Default Swap Contracts	—	(780,654)	—
Cross Currency Swap Contracts	—	(243,204)	—
Total	$(2,426,767)	$(35,963,232)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$262,246,839	$—
Asset-Backed Securities	—	2,686,827	—
U.S. Treasury Obligations	527,725	—	—
Short-term Investments	—	99,600,000	—
Total	$527,725	$364,533,666	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,927,774)	$—

Derivative Type
Assets
Options Purchased	$—	$507,303	$—
Futures Contracts(a)	151,751	—	—
Interest Rate Swap Contracts(a)	—	295,133	—
Total	$151,751	$802,436	$—
Liabilities(a)
Futures Contracts	$(128,027)	$—	$—
Interest Rate Swap Contracts	—	(282,015)	—
Total Return Swap Contracts	—	(3,201)	—
Total	$(128,027)	$(285,216)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

Variable Rate Senior Loan Interests were valued utilizing quotes from a third-party vendor pricing service. For certain Variable Rate Senior Loans, these vendor quotations utilize single source market quotes. Such Loans were previously categorized as Level 2 within the fair value hierarchy. Given the quotations are supported by single source market quotes, GSAM believes Level 3 is a more appropriate representation within the fair value hierarchy.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Dynamic Emerging Markets Debt	$1,800,000	$1,800,005	$1,849,084
Emerging Markets Debt	146,000,000	146,000,415	149,981,28
High Yield	143,600,000	143,600,408	147,515,823
High Yield Floating Rate	351,600,000	351,601,000	361,187,767
Investment Grade Credit	10,900,000	10,900,031	11,197,232
Local Emerging Markets Debt	242,500,000	242,500,690	249,112,723
U.S. Mortgages	99,600,000	99,600,283	102,315,988

REPURCHASE AGREEMENTS — At June 30, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Dynamic Emerging Markets Debt	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
BNP Paribas Securities Co.	0.110%	$97,943	$7,944,281	$7,813,690	$19,131,570	$593,100	$13,195,125	$5,419,523
Citigroup Global Markets, Inc.	0.100	225,074	18,255,958	17,955,860	43,964,349	1,362,945	30,322,396	12,454,065
Merrill Lynch & Co., Inc.	0.100	293,830	23,832,844	23,441,071	57,394,711	1,779,301	39,585,374	16,258,570
TD Securities (USA) LLC	0.100	326,477	26,480,937	26,045,634	63,771,901	1,977,001	43,983,749	18,065,078
TD Securities (USA) LLC	0.110	326,477	26,480,937	26,045,634	63,771,901	1,977,001	43,983,749	18,065,078
Wells Fargo Securities LLC	0.100	530,200	43,005,043	42,298,111	103,565,568	3,210,652	71,429,607	29,337,686
TOTAL		$1,800,000	$146,000,000	$143,600,000	$351,600,000	$10,900,000	$242,500,000	$99,600,000

At June 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.126% to 1.460%	12/10/15 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.500	04/17/15 to 06/01/44
Federal National Mortgage Association	0.875 to 6.500	04/01/15 to 07/01/44
Government National Mortgage Association	2.500 to 6.500	05/20/27 to 06/15/44
United States Treasury Bonds	3.625 to 4.750	02/15/41 to 08/15/43
United States Treasury Notes	0.250 to 2.625	08/31/14 to 04/30/21

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk – Each of the Dynamic Emerging Markets Debt Fund, Emerging Markets Debt Fund and Local Emerging Markets debt fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 26, 2014

*	Print the name and title of each signing officer under his or her signature.